--------------------------------------------------------------------------------
PROSPECTUS:  August 27, 2012

                                            [Ameritas Life Insurance Corp. Logo]
Overture Medley(R)

Flexible Premium
Deferred Variable Annuity Policy         Ameritas Variable Separate Account VA-2
--------------------------------------------------------------------------------

        This prospectus describes the Policy, especially its Separate Account. The Policy is designed to help you, the Policy Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides a menu of optional riders for you to select from to meet your particular needs; ask your sales representative or us which of these are available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

        You may allocate all or part of your investment among variable investment options (where you have the investment risk, including possible loss of principal) with allocated indirect interests in these non-publicly traded portfolios*:

-----------------------------------------------------------------------------------------------------------------------
ALGER Class I-2                                 DREYFUS Service Shares             INVESCO V.I. Series I
     Balanced                                       MidCap Stock                       Global Core Equity
AMERICAN CENTURY VP Class I                     DWS VS II Class A                      Global Real Estate
     Income & Growth                                Dreman Small Mid Value VIP         International Growth
     Mid Cap Value                                  Global Thematic VIP                Mid Cap Growth
CALVERT VARIABLE PRODUCTS **                    FIDELITY (R) VIP Service Class 2   MFS(R) VIT Initial Class
     VP Barclays Capital Aggregate Bond Index       Asset Manager (SM)                 New Discovery
     VP EAFE International Index, Class I           Asset Manager: Growth (R)          Research International
     VP Inflation Protected Plus                    Contrafund (R)                     Strategic Income
     VP Nasdaq 100 Index                            Equity-Income                      Total Return
     VP Natural Resources                           Growth                             Utilities
     VP Russell 2000 Small Cap Index, Class I       High Income                    NEUBERGER BERMAN AMT Class I
     VP S&P 500 Index                               Investment Grade Bond              Mid Cap Intrinsic Value
     VP S&P MidCap 400 Index, Class I               Mid Cap                        PIMCO VIT Administrative Class
     VP SRI Large Cap Value                         Overseas                           Total Return
CALVERT VARIABLE SERIES **                      IBBOTSON ETF Class II              T. ROWE PRICE
     VP Income                                      Ibbotson Balanced ETF Asset        Blue Chip Growth-II
     VP Money Market                                Allocation                     THIRD AVENUE
     VP Small Cap Growth                            Ibbotson Growth ETF Asset          Value
     VP SRI Balanced                                Allocation                     UIF Class I
     VP SRI Equity                                  Ibbotson Income and Growth ETF     Emerging Markets Equity
     VP SRI Strategic                               Asset Allocation                   Global Tactical Asset Allocation
                                                                                       U.S. Real Estate
-----------------------------------------------------------------------------------------------------------------------
* Short cites are used in this list. "Investment Options" uses complete Fund and Portfolio names.
** Affiliates. See note in "Investment Options" section.

or you may allocate part of your investment to a Fixed Account fixed interest rate option (where we have the investment risk and guarantee a certain return on your investment).

       A Statement of Additional Information, dated August 27, 2012, and other information about us and the Policy is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-182090"), or write or call us. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

Please Read this Prospectus Carefully and Keep It for Future Reference. It provides information you should consider before investing in a Policy. Prospectuses for the portfolios underlying the Subaccount variable investment options are available without charge from your sales representative or from our Service Center.

  GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE SUBJECT TO THE
                     CLAIMS PAYING ABILITY OF THE COMPANY.
     The SEC does not pass upon the accuracy or adequacy of this prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------
              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

           Ameritas Life Insurance Corp. (we, us, our, Ameritas Life)
            Service Center, P.O. Box 82550, Lincoln, Nebraska 68501.
                          1-800-745-1112  ameritas.com
--------------------------------------------------------------------------------

Contacting Us. To answer your questions or to send additional premiums, contact your sales representative or write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       Or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                         Interfund Transfer Request Fax:
                                 1-402-467-7923
                                  ameritas.com

Express mail packages should be sent to our street address, not our P.O. Box address.

Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Policy elections and changes. Many forms can be found on the on-line services section of our website. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.

Facsimile Written Notice. To provide you with timely service you want, we accept some Written Notices by facsimiles. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.

Make checks payable to:
"Ameritas Life Insurance Corp."

TABLE OF CONTENTS                                          Begin on Page
--------------------------------------------------------------------------------
DEFINED TERMS.........................................................3
POLICY OVERVIEW.......................................................4
         Policy Operation                                             4
         Tax-Qualified Plans                                          5
CHARGES...............................................................5
         Examples of Expenses                                         9
FINANCIAL INFORMATION................................................11
         Accumulation Unit Values                                    11
         Financial Statements                                        11
CHARGES EXPLAINED....................................................11
         Withdrawal Charge                                           11
         Mortality and Expense Risk Charge                           12
         Administrative Charges                                      12
         Transfer Fee                                                12
         Tax Charges                                                 12
         Fees Charged by the Portfolios                              13
         Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") Charge   13
         Other Optional Rider Charges                                13
         Waiver of Certain Charges                                   13
INVESTMENT OPTIONS...................................................13
         Separate Account Variable Investment Options                14
         Fixed Account Investment Option                             17
         Transfers                                                   17
         Third Party Services                                        18
         Disruptive Trading Procedures                               19
         Systematic Transfer Programs                                20
         Asset Allocation Program                                    21
IMPORTANT POLICY PROVISIONS..........................................22
         Policy Application and Issuance                             22
         Your Policy Value                                           24
         Telephone Transactions                                      24
         Death of Annuitant                                          25
         Delay of Payments                                           25
         Beneficiary                                                 25
         Minor Owner or Beneficiary                                  25
         Policy Changes                                              25
         Policy Termination                                          26
         Optional Riders                                             26
POLICY DISTRIBUTIONS.................................................26
         Withdrawals                                                 26
         Death Benefits                                              28
         Annuity Income Benefits                                     32
         GLWB2 Rider                                                 34
FEDERAL INCOME TAX MATTERS...........................................39
MISCELLANEOUS........................................................41
         About Our Company                                           41
         Distribution of the Policies                                41
         Voting Rights                                               41
         Legal Proceedings                                           41
APPENDIX B: Tax-Qualified Plan Disclosures..........................B-1
         Statement of Additional Information Table of Contents.Last Page

Overture Medley (R)                   -2-

DEFINED TERMS
--------------------------------------------------------------------------------

Accumulation Units are an accounting unit of measure used to calculate the Policy value allocated to Subaccounts of the Separate Account. It is similar to a share of a mutual fund. The Policy describes how Accumulation Units are calculated.

Annuity Date is the date annuity income payments are scheduled to begin. This date is identified on the Policy Schedule page of your Policy. You may change this date, as permitted by the Policy and described in this prospectus.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Policy value less applicable withdrawal charge, Policy fee, outstanding loans, and any premium tax charge not previously deducted.

Owner, you, your is you - the person(s) or legal entity who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy.

Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine the Policy
Year/Month/Anniversary dates. The Policy Date is also used to figure the start of the contestability period.

Policy Year/Month/Anniversary is measured from respective anniversary dates of the Policy Date of this Policy.

Subaccount is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio issued through a series fund.

We, us, our, Ameritas Life - Ameritas Life Insurance Corp.

Written Notice or Request - Written notice, signed by you, on a form approved by or acceptable to us, that gives us the information we require and is received at Ameritas Life, Service Center, P.O. Box 82550, Lincoln, NE 68501 (or 5900 "O" Street, Lincoln, NE 68510), fax 1-402-467-7335. Call us if you have questions about what form or information is required.

--------------------------------------------------------------------------------
      This prospectus may only be used to offer the Policy where the Policy may lawfully be sold. The Policy, and certain riders described in this prospectus, may not be available in all states.

Overture Medley (R)                   -3-

POLICY OVERVIEW
--------------------------------------------------------------------------------
         The following is intended as a summary. Please read each section of this prospectus for additional detail.

         The Overture Medley (R) Policy is a variable annuity savings vehicle offering a variety of investment options to help meet long-term financial goals. The Policy includes a menu of riders for you to select from to meet your particular needs; not all will be available in all states. Associated charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate your premiums among a wide spectrum of investment options. In the Separate Account variable investment options you may gain or lose money on your investment. In the Fixed Account option, we guarantee you will earn a fixed rate of interest. The investment options are described on this prospectus' cover and the INVESTMENT OPTIONS section.

         The Policy is a deferred annuity: it has an accumulation (or deferral) period and an annuity income period.

         Accumulation Period. During the accumulation period, any earnings that you leave in the Policy are not taxed. During this period you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers into and out of the Fixed Account). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

A significant advantage of the Policy is that it provides the ability to accumulate capital on a tax-deferred basis. The purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax deferred treatment beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits and guaranteed fees.

         Annuity Income Period. The accumulation period ends and the annuity income period begins on a date you select or the later of the fifth Policy Anniversary or Anniversary nearest the annuitant's 85th birthday. During the annuity income period, we will make periodic payments to the annuitant, unless you specify otherwise. You can select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable.

  GUARANTEES, WHICH ARE OBLIGATIONS OF THE GENERAL ACCOUNT, ARE SUBJECT TO THE
                     CLAIMS PAYING ABILITY OF THE COMPANY.

         POLICY OPERATION

Premiums.
o   Minimum initial premium: $25,000.
o Minimum additional premium: $1,000, or $50 per month if through a regularly billed program.
o Additional premiums will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

Investment Options.
o Variable investment option allocations are invested in Subaccounts of the Separate Account, which in turn invest in corresponding underlying portfolios. Fixed Account allocations are invested in our general account and we guarantee a fixed rate of interest.
o You may transfer among investments, subject to limits. Dollar cost averaging, portfolio rebalancing and earnings sweep systematic investment programs are available.

Deductions from Assets.
(See CHARGES on next pages.)

Withdrawals.
o Withdrawal charges apply to withdrawals under the base Policy. After a premium is received, withdrawal charges apply for 9 years or, for an additional charge, 7 years or 5 years.
o    Each withdrawal must be at least $250.
o "Free withdrawal" riders are available for an additional monthly charge. Only one of these riders may be selected, and your selection must be made at the time of application.
o An optional Guaranteed Lifetime Withdrawal Benefit 2 rider("GLWB2") is also available. If you elect this rider, you must also elect a "free" withdrawal rider.

Annuity Income.
o    Several fixed annuity income options are available.

Death Benefit.
o A standard death benefit is paid upon the death of the Owner unless a guaranteed minimum death benefit is payable by means of a Guaranteed Minimum Death Benefit Rider.
o The standard death benefit that applies with the No Withdrawal Charge Rider is described in the POLICY DISTRIBUTIONS, Death Benefits section.

Other Riders.
o Other available riders are listed in the prospectus' IMPORTANT POLICY PROVISIONS section. Riders can be elected only at Policy issue. Certain riders have age limitations. See the Optional Death Benefit section. Certain riders may not be available in combination with other riders.

Overture Medley (R)                   -4-

         TAX-QUALIFIED PLANS

     The Policy can be used to fund a tax-qualified plan such as an IRA or Roth IRA (including for rollovers from tax-sheltered annuities), SEP, or SIMPLE IRA, etc. This prospectus generally addresses the terms that affect a non-tax-qualified annuity. If your Policy funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' Appendix B to see how they might change your Policy rights and requirements. Contact us if you have questions about the use of the Policy in these or other tax-qualified plans.

CHARGES
--------------------------------------------------------------------------------
(x= Base Policy;  y = Optional Fee)
-----------------------------------
         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer Policy value between investment options. We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

--------------------------------------------------------------------------------------------------------------------
TRANSACTION FEES
--------------------------------------------------------------------------------------------------------------------

                                                                     Guaranteed Maximum Withdrawal Charges

--------------------------------------------------------------------------------------------------------------------
PREMIUM WITHDRAWAL CHARGES (1)                                         Years since receipt of premium:
(deducted as a % of each premium withdrawn)
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
                                                          1     2     3     4     5     6    7     8     9     10+
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 x   9-Year Base Policy Withdrawal Charge                 8%    8%    8%    7%    7%   6%    5%    4%    2%    0%
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   7-Year Withdrawal Charge Rider                       7%    6%    5%    4%    3%   2%    1%    0%     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 y   5-Year Withdrawal Charge Rider                       7%    7%    6%    4%    2%   0%     -     -     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------
 Y   No Withdrawal Charge Rider                           0%     -     -     -     -     -    -     -     -     -
-------------------------------------------------------- ----- ----- ----- ----- ----- ---- ----- ----- ----- ------

                                                                                  -------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
TRANSFER FEE (per transfer)
x    First 15 transfers per Policy Year                                                   NONE                NONE

x    Over 15 transfers in one Policy Year, we charge                                      $10                 $10
--------------------------------------------------------------------------------  -------------------- --------------------
STATE PREMIUM TAXES (rates vary by state)(2)                                                               0% to 3.5%
--------------------------------------------------------------------------------  -------------------- --------------------

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.
------------------------------------------------------------------------------------------------------ --------------------
ANNUAL FEES and EXPENSES
         Unless otherwise stated, charges continue for the life of the Policy.
-------------------------------------------------------------------------------- --------------------- --------------------
                                                                                        Guaranteed
                                                                                          Maximum           Current Fees
                                                                                           Fees
--------------------------------------------------------------------------------  -------------------- --------------------
ANNUAL POLICY FEES
    Waived if Policy value is at least $50,000 on a Policy Anniversary. (3)
--------------------------------------------------------------------------------  -------------------- --------------------
x    ANNUAL POLICY FEE                                                                    $40                  $40
y    Optional MINIMUM INITIAL PREMIUM RIDER ANNUAL POLICY FEE                             $40                  $40
------------------------------------------------------------------------------------------------------ --------------------
ANNUAL WITHDRAWAL FEES
         Deducted monthly to equal the annual % of Policy value shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x    Base Policy Withdrawal Charge:                                                       NONE                NONE
y    ANNUAL FEES FOR OPTIONAL WITHDRAWAL CHARGE RIDERS:
y    7-Year Withdrawal Charge Rider                                                       0.40%               0.35%
y    5-Year Withdrawal Charge Rider                                                       0.60%               0.50%
Y    No Withdrawal Charge Rider (4)                                                       1.25%               0.75%
------------------------------------------------------------------------------------------------------ --------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
         Deducted daily from assets allocated to the Separate Account to equal the annual % shown.
--------------------------------------------------------------------------------  -------------------- --------------------
x  MORTALITY & EXPENSE RISK CHARGE                                                        0.75%               0.65%
x  ADMINISTRATIVE EXPENSE FEE                                                             0.25%               0.20%
------------------------------------------------------------------------------------------------------ --------------------

(1) Current Withdrawal Charges are the same as Guaranteed Maximum Withdrawal Charges. Premium Withdrawal Charges are lower in states that prohibit our charging the maximum rates shown in the chart.
(2) Tax rates and timing of payment vary by state and may change. Currently we do not charge for state taxes other than premium taxes, although we reserve the right to levy charges for taxes or other economic burdens in the future. See the CHARGES EXPLAINED section.
(3) Annual Policy Fee waived only in those Policy Years that Policy value is at least $50,000 on a Policy Anniversary. Minimum Initial Premium Rider Annual Policy Fee waived in all years after condition is met.
(4) Other riders that may be used with the No Withdrawal Charge Rider are:
Guaranteed Lifetime Withdrawal Benefit 2 and the Guaranteed Minimum Death Benefit - 1-Year "Periodic Step-Up."

Overture Medley (R)                   -5-

--------------------------------------------------------------------------------- ---------------- -----------------
OPTIONAL RIDER/ENDORSEMENT FEES
         Deducted monthly from Policy value to equal the annual % shown.(5)
--------------------------------------------------------------------------------- ---------------- -----------------
                                                                                     Guaranteed
                                                                                      Maximum           Current
                                                                                        Fees             Fees
--------------------------------------------------------------------------------- ---------------- -----------------
y    MINIMUM INITIAL PREMIUM RIDER
     Waived if Policy value is at least $50,000 on a Policy Anniversary.               0.55%            0.35%
--------------------------------------------------------------------------------- ---------------- -----------------
y    FREE WITHDRAWAL RIDERS (6)
     y   10% "Free" Withdrawal Rider                                                   0.15%            0.10%
--------------------------------------------------------------------------------- ---------------- -----------------
y    GUARANTEED MINIMUM DEATH BENEFIT RIDERS
     y   1- Year "Periodic Step-Up" Guaranteed Minimum Death Benefit                   0.55%            0.35%
     y   "5% Roll-Up" Guaranteed Minimum Death Benefit                                 0.75%            0.45%
     y   "Greater Of" Guaranteed Minimum Death Benefit                                 0.80%            0.50%
--------------------------------------------------------------------------------- ---------------- -----------------
y    ESTATE PROTECTION BENEFIT ("EPB") RIDER
         Issue ages 0-70                                                               0.40%            0.30%
         Issue ages 71-80                                                              0.80%            0.70%
--------------------------------------------------------------------------------- ---------------- -----------------
y    EXPANDED ESTATE PROTECTION BENEFIT ("EEPB") RIDER
         Issue ages 0-70                                                               0.45%            0.35%
         Issue ages 71-80                                                              1.00%            0.90%
--------------------------------------------------------------------------------- ---------------- -----------------
o    GUARANTEED LIFETIME WITHDRAWAL BENEFIT 2 ("GLWB2") RIDER
     (Fee is determined by applying the % to the Rider Charge Base, and is deducted during the accumulation and withdrawal phases.)
            Single Life                                                                2.00%            1.25% (8)
            Joint Spousal - for non-qualified and IRA (7) plans only                   2.50%            1.50% (8)
--------------------------------------------------------------------------------- ---------------- -----------------
Total Cost of Highest Combination of Optional Fees (9)                                 6.00%            4.20%
--------------------------------------------------------------------------------------------------------------------

(5) Charges are a percentage of Policy value, except for the charge for the Guaranteed Lifetime Withdrawal Benefit 2 Rider, which is a percentage of Rider Charge Base
(6) Also see the No Withdrawal Charge Rider in the ANNUAL WITHDRAWAL FEES section, previous page. Only one free withdrawal rider may be selected for each Policy.
(7) Traditional, SEP, Simple or Roth IRAs.
(8) Current rates for GLWB2 Rider are subject to change as described in the CHARGES EXPLAINED section.
(9) The Total Cost of Highest Combination of Optional Fees consists of the Mortality and Expense Risk Charge, Administrative Expense Fee of the Base Policy (with its 9-year surrender charge period), as well as the fees for the Minimum Initial Premium Rider, 10% "Free" Withdrawal Rider, "Greater Of" Guaranteed Minimum Death Benefit Rider, Expanded Estate Protection Benefit Rider for
Issue Ages 71-80 (the fees for this rider are less for Issue Ages 0-70), and GLWB2 Joint Spousal.

PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31, 2011)

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies, before and after any waivers or reductions, that you may pay periodically during the time that you own the contract, followed by a table showing additional information for each portfolio company. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

-------------------------------------------------------------------------------- -------------------- --------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
     Expenses that are deducted from portfolio company assets, including             Minimum           Maximum
     management fees, distribution and/or service (12b-1) fees, and other expenses
------------------------------------------------------------------------------- -------------------- ---------------
Before any Waivers and Reductions                                                     0.41 (1)           1.74 (2)
------------------------------------------------------------------------------- -------------------- ---------------
After any Waivers and Reductions (explained in the footnotes to the Portfolio         0.41 (1)           1.74 (2)
Expenses Table at the end of this section; only those waivers guaranteed for one year after the effective date of this prospectus are used to determine expenses in this "Minimum - Maximum" chart)
------------------------------------------------------------------------------- -------------------- ---------------
(1) Calvert Variable Series VP Money Market
(2) UIF Global Tactical Asset Allocation

Overture Medley (R)                   -6-

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Acquired                     Waivers     Total Expenses
                                                                          Fund Fees        Total          and       after Waivers
o  Subaccount's underlying               Management    12b-1     Other       and         Portfolio     Reductions   and Reductions,
   Portfolio Name *                         Fees       Fees**    Fees     Expenses***      Fees       (Recoupment)      if any
------------------------------------------------------------------------------------------------------------------------------------
ALGER, Class I-2
------------------------------------------------------------------------------------------------------------------------------------
Balanced                                    0.71%         -      0.22%          -          0.93%             -           0.93%
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP, Class I
------------------------------------------------------------------------------------------------------------------------------------
Income & Growth                             0.70%(1)      -      0.00%(2)       -          0.70%             -           0.70%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                               1.00%(3)      -      0.01%(4)       -          1.01%             -           1.01%
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE PRODUCTS (CVP) (1)
------------------------------------------------------------------------------------------------------------------------------------
VP Barclays Capital Aggregate               0.40%         -      0.10%          -          0.50%             -           0.50%
Bond Index
------------------------------------------------------------------------------------------------------------------------------------
VP EAFE International Index,                0.66%         -      0.34%          -          1.00%             -           1.00%
Class I
------------------------------------------------------------------------------------------------------------------------------------
VP Inflation Protected Plus                 0.60%         -      0.19%          -          0.79%             -           0.79%
------------------------------------------------------------------------------------------------------------------------------------
VP Nasdaq 100 Index                         0.45%         -      0.22%          -          0.67%             -           0.67%
------------------------------------------------------------------------------------------------------------------------------------
VP Natural Resources                        0.65%         -      0.19%       0.59%         1.43%             -           1.43%
------------------------------------------------------------------------------------------------------------------------------------
VP Russell 2000 Small Cap Index,            0.45%         -      0.34%          -          0.79%             -           0.79%
Class I
------------------------------------------------------------------------------------------------------------------------------------
VP S&P 500 Index****                        0.35%         -      0.11%          -          0.46%             -           0.46%
------------------------------------------------------------------------------------------------------------------------------------
VP S&P MidCap 400 Index, Class              0.40%         -      0.16%          -          0.56%             -           0.56%
I****
------------------------------------------------------------------------------------------------------------------------------------
VP SRI Large Cap Value*****                 0.74%         -      0.11%          -          0.85%             -           0.75%
------------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES (CVS) (1)
------------------------------------------------------------------------------------------------------------------------------------
VP Income                                   0.70%         -      0.32%          -          1.02%             -           1.02%
------------------------------------------------------------------------------------------------------------------------------------
VP Money Market                             0.25%         -      0.16%          -          0.41%             -           0.41%
------------------------------------------------------------------------------------------------------------------------------------
VP Small Cap Growth                         0.90%         -      0.26%          -          1.16%             -           1.16%
------------------------------------------------------------------------------------------------------------------------------------
VP SRI Balanced*****                        0.70%         -      0.21%          -          0.91%             -           0.91%
------------------------------------------------------------------------------------------------------------------------------------
VP SRI Equity*****                          0.70%         -      0.68%          -          1.38%             -           1.38%
------------------------------------------------------------------------------------------------------------------------------------
VP SRI Strategic*****                       0.80%         -      0.15%          -          0.95%             -           0.95%
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS
------------------------------------------------------------------------------------------------------------------------------------
MidCap Stock, Service Shares                0.75%      0.25%     0.11%          -          1.11%             -           1.11%
------------------------------------------------------------------------------------------------------------------------------------
DWS VS II, Class A
------------------------------------------------------------------------------------------------------------------------------------
Dreman Small Mid Cap Value VIP              0.65%         -      0.16%       0.09%         0.90%             -           0.90%
------------------------------------------------------------------------------------------------------------------------------------
Global Thematic VIP                         0.92%         -      0.45%          -          1.37%             -           1.37%(1)
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY (R) VIP, Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
Asset Manager SM                            0.51%(1)   0.25%     0.15%          -          0.91%(2)          -           0.91%
------------------------------------------------------------------------------------------------------------------------------------
Asset Manager: Growth (R)                   0.56%(1)   0.25%     0.20%       0.01%         1.02%(3)          -           1.02%
------------------------------------------------------------------------------------------------------------------------------------
Contrafund (R)                              0.56%      0.25%     0.09%          -          0.90%             -           0.90%
------------------------------------------------------------------------------------------------------------------------------------
Equity-Income                               0.46%      0.25%     0.10%          -          0.81%             -           0.81%
------------------------------------------------------------------------------------------------------------------------------------
Growth                                      0.56%      0.25%     0.11%          -          0.92%             -           0.92%
------------------------------------------------------------------------------------------------------------------------------------
High Income                                 0.57%      0.25%     0.12%          -          0.94%             -           0.94%
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond                       0.32%      0.25%     0.10%          -          0.67%             -           0.67%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap                                     0.56%      0.25%     0.10%          -          0.91%             -           0.91%
------------------------------------------------------------------------------------------------------------------------------------
Overseas                                    0.71%      0.25%     0.14%          -          1.10%             -           1.10%
------------------------------------------------------------------------------------------------------------------------------------
IBBOTSON ETF, Class II
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Balanced ETF Asset                 0.45%      0.25%     0.08%       0.17%(1)      0.95%             -           0.95%(2)
Allocation
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Growth ETF Asset                   0.45%      0.25%     0.09%       0.17%(1)      0.96%          0.01%          0.95%(2)
Allocation
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Income and Growth ETF              0.45%      0.25%     0.10%       0.17%(1)      0.97%          0.02%          0.95%(2)
Asset Allocation
------------------------------------------------------------------------------------------------------------------------------------
INVESCO V.I., Series I
------------------------------------------------------------------------------------------------------------------------------------
Global Core Equity                          0.67%         -      0.33%       0.01%         1.01%             -           1.01%(1)
------------------------------------------------------------------------------------------------------------------------------------
Global Real Estate                          0.75%         -      0.39%          -          1.14%             -           1.14%(2)
------------------------------------------------------------------------------------------------------------------------------------
International Growth                        0.71%         -      0.32%          -          1.03%             -           1.03%
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                              0.75%         -      0.33%          -          1.08%(3)          -           1.08%(4)
------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VIT, Initial Class
------------------------------------------------------------------------------------------------------------------------------------
New Discovery                               0.90%         -      0.08%          -          0.98%             -           0.98%
------------------------------------------------------------------------------------------------------------------------------------
Research International                      0.90%         -      0.24%          -          1.14%             -           1.14%(1)
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income                            0.70%         -      0.42%          -          1.12%             -           1.12%(1)
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                0.75%         -      0.06%          -          0.81%             -           0.81%(2)
------------------------------------------------------------------------------------------------------------------------------------
Utilities                                   0.73%         -      0.08%          -          0.81%             -           0.81%
------------------------------------------------------------------------------------------------------------------------------------

Overture Medley (R)                   -7-

------------------------------------------------------------------------------------------------------------------------------------
                                                                           Acquired                     Waivers     Total Expenses
                                                                          Fund Fees        Total          and       after Waivers
o  Subaccount's underlying               Management    12b-1     Other       and         Portfolio     Reductions   and Reductions,
   Portfolio Name *                         Fees       Fees**    Fees     Expenses***      Fees       (Recoupment)      if any
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN AMT, Class I
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Intrinsic Value                     0.85%         -      0.22%          -          1.07%             -           1.07%(1)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT, Administrative Class
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                0.50%         -      0.15%          -          0.65%             -           0.65%
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth-II                         0.85%      0.25%        -           -          1.10%             -           1.10%
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE (1)
------------------------------------------------------------------------------------------------------------------------------------
Value                                       0.90%         -      0.36%          -          1.26%         (0.04)          1.30%
------------------------------------------------------------------------------------------------------------------------------------
UIF, Class I
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity                     1.22%         -      0.38%          -          1.60%             -           1.60%(1)
------------------------------------------------------------------------------------------------------------------------------------
Global Tactical Asset Allocation            0.75%         -      0.98%       0.01%(2)      1.74%(3)          -           1.74%(4)
------------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate                            0.80%         -      0.29%          -          1.09%             -           1.09%
------------------------------------------------------------------------------------------------------------------------------------

American Century (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.
American Century (2) Other expenses, which include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses, were less than 0.005% for the most recent fiscal year.
American Century (3) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. For more information about the unified management fee, see The Investment Advisor under the Management section in the fund's prospectus.
American Century (4) Other expenses include the fees and expenses of the fund's independent directors and their legal counsel, interest, and, if applicable, acquired fund fees and expenses.
CVP (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2013, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include acquired fund fees and expenses, interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
          VP Barclays Capital Aggregate Bond Index  0.60%
          VP EAFE International Index, Class I  0.99%
          VP Inflation Protected Plus  0.79%
          VP Nasdaq 100 Index  0.69%
          VP Natural Resources  0.79%
          VP Russell 2000 Small Cap Index, Class I  0.74%
          VP S&P 500 Index  0.42%
          VP S&P MidCap 400 Index, Class I  0.57%
          VP SRI Large Cap Value  0.78%
CVS (1) The Investment Advisor, Calvert Investment Management, Inc., has contractually agreed to limit direct net annual portfolio operating expenses through April 30, 2013, as shown below. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. Only the Board of Directors of the portfolios may terminate a portfolio's expense cap before the contractual period expires.
          VP Income  0.85%
          VP Money Market  0.40%
          VP Small Cap Growth  1.04%
          VP SRI Equity  1.12%
          VP SRI Strategic  0.99%
DWS (1) Through April 30, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at ratios no higher than 1.02%, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest. The agreement may only be terminated with the consent of the fund's Board. Fidelity (1) The fund may invest in Commodity Strategy Central Fund, which in turn invests in a wholly owned subsidiary of the fund company that invests in commodity-linked derivative instruments. Fidelity Management & Research Company ("FMR") has contractually agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund.
This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as FMR's contract with the subsidiary is in place. If FMR's contract with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement. For the fund's most recent fiscal year, the waiver rounded to less than 0.01%.
Fidelity (2) Differs from the ratio of expenses to average net assets in the Financial Highlights section of the fund prospectus because the Total Portfolio Fees shown above include acquired fund fees and expenses.
Fidelity (3) Differs from the ratios of expenses to average net assets in the Financial Highlights section of the fund prospectus because of acquired fund fees and expenses.
Ibbotson (1) The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
Ibbotson (2) The Adviser and Subadviser have contractually agreed to jointly waive its management fee and subadvisory fee, respectively, and/or reimburse expenses so that Total Expenses after Waivers and Reductions, if any, (not including acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.78% of Class II shares average daily net assets through April 29, 2014. This agreement may only be terminated during the period by the Board of Trustees of the Trust.

Overture Medley (R)                   -8-

Invesco (1) The Adviser has contractually agreed through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Expenses after Waivers and Reductions, if any, (excluding certain items discussed below) to 0.94% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Expenses after Waivers and Reductions, if any, to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; including litigation expenses; (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The expense limit will terminate on June 30, 2012.
Invesco (2) The Adviser has contractually agreed through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Expenses after Waivers and Reductions, if any, (subject to the same exclusions discussed above in Invesco (1)) to 1.30% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.
Invesco (3) Total Portfolio Fees have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund. Invesco (4) The Adviser has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Expenses after Waivers and Reductions, if any, (subject to the same exclusions discussed above in Invesco (1)) to 1.09% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.
MFS (1) MFS has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Portfolio Fees" do not exceed 1.10% for Research International and 0.80% for Strategic Income of the fund's average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.
MFS (2) MFS has agreed in writing to reduce its management fee to 0.70% of the fund's average daily net assets annually in excess of $1 billion and 0.65% of the fund's average daily net assets annually in excess of $2.5 billion to $3 billion. This written agreement will remain in effect until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2013.
Neuberger Berman (1) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2014 to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of average daily net asset value of the Portfolio. The expense limitation arrangements for the Portfolio are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its limitation.
Third Avenue (1) The Fund's advisor has contractually agreed, for a period of one year from April 30, 2012, to waive receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. The advisor recovered previously waived fees of 0.04% for the Fund for the year ended December 31, 2011.
UIF (1) The Portfolios' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.42%. The fee waivers and/or expense reimbursements are expected to continue for a period of one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.
UIF (2) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. "Acquired Fund Fees and Expenses" in this table is an estimate of those expenses. The estimate is based upon the average allocation of the Portfolio's investments in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds (including any current waivers and expense limitations) for the fiscal year ended December 31, 2011. Actual Acquired Funds Fees and Expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the fees and expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights.
UIF (3) The expense information in the table has been restated to reflect current fees.
UIF (4) The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Portfolio so that Total Annual Portfolio Operating Expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed), will not exceed 1.00%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. The expenses of the Acquired Funds are not taken into account when calculating the fee waivers and/or expense reimbursements.
* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.
*** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.
**** "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500,"
     and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P as set forth in the Licensing Agreement between us and S&P.
*****Sustainable and Responsible Investment ("SRI")

         Examples of Expenses
         The Examples below are intended to help you compare the cost of investing in the Policy with the cost of investing in other variable annuity policies. These costs include Policy Owner transaction expenses, contract fees, Separate Account annual expenses, and Subaccount underlying portfolio fees and expenses.

         The Examples assume that you invest $10,000 in the Policy for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Policy fees and expenses indicated. The example amounts are illustrative only, and should not be considered a representation of past or future expenses. Your actual expenses may be higher or lower than those shown in the chart. Please note that although the examples assume $10,000 premium to aid comparisons, our minimum premium for this Policy is $25,000.

Overture Medley (R)                   -9-

9-year Withdrawal Charge

                                Surrender Policy at the end Annuitize Policy at the end Policy is neither surrendered
                                  of the time period. ($)      of the time period. ($)       nor annuitized. ($)
                                --------------------------- --------------------------- -----------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Maximum Expenses with
GLWB - joint spousal (1)        $1,606 $3,205 $4,686 $7,865 $1,606 $2,405 $3,986 $7,865 $  806 $2,405 $3,986 $7,865
------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Maximum Expenses with
GLWB - single life (1)          $1,557 $3,059 $4,445 $7,387 $1,557 $2,259 $3,745 $7,387 $  757 $2,259 $3,745 $7,387
------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Maximum Policy Expenses
without GLWB Rider (2)          $1,362 $2,477 $3,478 $5,473 $1,362 $1,677 $2,778 $5,473 $  562 $1,677 $2,778 $5,473
------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Minimum Policy Expenses (3)     $  978 $1,348 $1,638 $2,005 $  978 $  548 $  938 $2,005 $  178 $  548 $  938 $2,005
------------------------------- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------

(1) Maximum Policy Expense Fees with GLWB2 Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.50% of other Policy value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit ("EEPB") at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), and "Greater Of" Guaranteed Minimum Death Benefit), applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit 2 optional rider (2.00% for single life, 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.74%).
(2) Maximum Policy Expense Fees without GLWB2 Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.50% of other Policy value annual expenses for the most expensive combination of optional riders with a 9-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), and "Greater Of" Guaranteed Minimum Death Benefit), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.74%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.85% for Separate Account annual expenses, a $40 current Policy fee, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.41%).

7-year Withdrawal Charge

                                -------------------------------------------------------------------------------------
                                Surrender Policy at the end Annuitize Policy at the end Policy is neither surrendered
                                  of the time period. ($)      of the time period. ($)       nor annuitized. ($)
                                --------------------------- --------------------------- -----------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Expenses with GLWB2
   - joint spousal (1)          $1,544 $3,009 $4,443 $8,095 $1,544 $2,509 $4,143 $8,095 $  844 $2,509 $4,143 $8,095
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Expenses with GLWB2
   - single life (1)            $1,495 $2,864 $4,204 $7,626 $1,495 $2,364 $3,904 $7,626 $  795 $2,364 $3,904 $7,626
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Maximum Policy Expenses
   without GLWB2 Rider (2)      $1,301 $2,286 $3,247 $5,752 $1,301 $1,786 $2,947 $5,752 $  601 $1,786 $2,947 $5,752
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
   Minimum Policy Expenses (3)  $  913 $1,156 $1,419 $2,382 $  913 $  656 $1,119 $2,382 $  213 $  656 $1,119 $2,382
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------

(1) Maximum Policy Expense Fees with GLWB2 Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.90% of other Policy value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit 2 optional rider (2.00% for single life, 2.500% for joint spousal; see the GLWB2 Rider section for explanation of charge basis) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.74%).
(2) Maximum Policy Expense Fees without GLWB2 Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 2.90% of other Policy value annual expenses for the most expensive combination of optional riders with a 7-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 7-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.74%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.85% for Separate Account annual expenses, a $40 current Policy fee, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, 0.35% for a 7-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.41%).

5-year Withdrawal Charge

                                -------------------------------------------------------------------------------------
                                Surrender Policy at the end Annuitize Policy at the end Policy is neither surrendered
                                   of the time period. ($)     of the time period. ($)       nor annuitized.  ($)
                                -------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ --------
   Maximum Expenses with GLWB2
   - joint spousal (1)          $1,563 $3,160 $4,420 $8,205 $1,563 $2,560 $4,220 $8,205 $  863 $2,560 $4,220 $8,205
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ --------
   Maximum Expenses with GLWB2
   - single life (1)            $1,515 $3,016 $4,182 $7,742 $1,515 $2,416 $3,982 $7,742 $  815 $2,416 $3,982 $7,742
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ --------
   Maximum Policy Expenses
   without GLWB2 Rider (2)      $1,320 $2,440 $3,230 $5,886 $1,320 $1,840 $3,030 $5,886 $  620 $1,840 $3,030 $5,886
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ --------
   Minimum Policy Expenses (3)  $  929 $1,301 $1,396 $2,539 $  929 $  701 $1,196 $2,539 $  229 $  701 $1,196 $2,539
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ --------

(1) Maximum Policy Expense Fees with GLWB2 Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 3.10% of other Policy value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit 2 optional rider (2.00 for single life, 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.74%).
(2) Maximum Policy Expense Fees without GLWB2 Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 3.10% of other Policy value annual expenses for the most expensive combination of optional riders with a 5-year Withdrawal Charge (the Minimum Initial Premium, 10% Free Withdrawal Rider, Expanded Estate Protection

Overture Medley (R)                   -10-

Benefit at Issue Ages 71-80 (EEPB fees are less for typical Policy Owners who are Issue Ages 0-70), "Greater Of" Guaranteed Minimum Death Benefit), and 5-year Withdrawal Charge, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.74%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.85% for Separate Account annual expenses, a $40 current Policy fee, 0.10% of Policy value annual expenses for the 10% Free Withdrawal Rider, 0.50% for a 5-year Withdrawal Charge, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.41%).

No Withdrawal Charge Rider

                                -------------------------------------------------------------------------------------
                                Surrender Policy at the end Annuitize Policy at the end Policy is neither surrendered
                                of the time period.  ($)      of the time period.  ($)       nor annuitized.  ($)
                                -------------------------------------------------------------------------------------
EXAMPLE                         1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr  1 Yr   3 Yr   5 Yr   10 Yr
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ --------
   Maximum Expenses with GLWB2
   - joint spousal (1)          $  738 $2,219 $3,703 $7,433 $  738 $2,219 $3,703 $7,433 $  738 $2,219 $3,703 $7,433
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ --------
   Maximum Expenses with GLWB2
   - single life (1)            $  690 $2,072 $3,457 $6,938 $  690 $2,072 $3,457 $6,938 $  690 $2,072 $3,457 $6,938
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ --------
   Maximum Policy Expenses
   without GLWB2 Rider (2)      $  494 $1,483 $2,473 $4,954 $  494 $1,483 $2,473 $4,954 $  494 $1,483 $2,473 $4,954
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ --------
   Minimum Policy Expenses (3)  $  244 $  747 $1,272 $2,694 $  244 $  747 $1,272 $2,694 $  244 $  747 $1,272 $2,694
 ------------------------------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ --------

(1) Maximum Policy Expense Fees with GLWB2 Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 1.80% of other Policy value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, applicable guaranteed maximum fee for the Guaranteed Lifetime Withdrawal Benefit2 rider (2.00% for single life, 2.50% for joint spousal; see the GLWB2 Rider section for explanation of charge basis) plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.74%).
(2) Maximum Policy Expense Fees without GLWB2 Rider. This example assumes maximum charges of 1.00% for Separate Account annual expenses, a $40 guaranteed maximum Policy fee, 1.80% of other Policy value annual expenses for the combination of a No Withdrawal Charge Rider, the 1-Year "Periodic Step-Up" Guaranteed Minimum Death Benefit rider, plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (1.74%).
(3) Minimum Policy Expense Fees. This example assumes current charges of 0.85% for Separate Account annual expenses, a $40 current Policy fee, 0.75% of Policy value annual expenses for the No Withdrawal Charge Rider, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.41%).

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

         ACCUMULATION UNIT VALUES

         Since there were no sales of the Policy before the effective date of this prospectus, there is no Accumulation Unit value history to report for each of the Separate Account variable investment options offered by this prospectus. When such information becomes available, we will include it in future updates to this prospectus.

         FINANCIAL STATEMENTS

         Financial statements of the Subaccounts of the Separate Account and our company are included in the Statement of Additional Information. To learn how to get a copy, see the front or back page of this prospectus.

CHARGES EXPLAINED
--------------------------------------------------------------------------------
         (x = Base Policy Fee;  y = Optional Rider Fee)

         We may increase CURRENT FEES, but we guarantee that each CURRENT FEE will never exceed the corresponding GUARANTEED MAXIMUM FEE.

         The following adds to information provided in the CHARGES section. Please review both prospectus sections for information on charges.

         WITHDRAWAL CHARGE

         x We will deduct any applicable withdrawal charge from Policy value upon a full surrender or partial withdrawal. We may also deduct a withdrawal charge from Policy value on the date annuity income payments begin from amounts applied to provide annuity payments. We do not assess a withdrawal charge on premiums after the second year since receipt that are then applied to the Life or Joint and Last Survivor annuity income options. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from the mortality and expense risk charge.

         The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Policy value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the Fixed Account on a pro rata basis, unless you instruct us otherwise. The oldest premium is considered to be withdrawn first, the next oldest premium is considered to be withdrawn next, and so on (a "first-in, first-out" basis). All premiums are deemed to be withdrawn before any earnings.

Overture Medley (R)                   -11-

         Optional Withdrawal Charge Riders
         y The fees for optional withdrawal charge riders are a percentage of Policy value that is deducted monthly from Policy value. These fees continue as long as the Policy is in force. Your election of one of the optional withdrawal charge riders must be made at issue of the Policy.

         Optional Free Withdrawal Riders
         The base Policy does not have any free withdrawal provisions (allowing withdrawals not subject to a withdrawal charge).

         However, optional free withdrawal riders are available: See the POLICY
DISTRIBUTIONS: Withdrawals section of this prospectus for details. Current fees for optional free withdrawal riders are deducted from the Policy value on each Policy Month date, or if that date falls on a day other than a Business Day, the monthly charge will be deducted on the next Business Day.

         y The charge for the No Withdrawal Charge Rider is a percentage of the Policy value that will be deducted from the Policy value for the life of the Policy, and is referred to in the Policy Schedule as the "Monthly Charge." This rider may not be cancelled and will terminate when the Policy terminates. The fees for this rider continue as long as the Policy is in force.

         MORTALITY AND EXPENSE RISK CHARGE

         x We impose a daily fee to compensate us for the mortality and expense risks we have under the Policy. This fee is reflected in the Accumulation Unit values for each Subaccount.

         Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Policy value.

         Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges. If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

         ADMINISTRATIVE CHARGES
         Administrative fees help us cover our cost to administer your Policy.

         Administrative Expense Fee
         x This annual fee is reflected in the Accumulation Unit values for each Subaccount.

         Annual Policy Fee
         x We reserve the right to charge an annual Policy fee.
         y The optional Minimum Initial Premium Rider has a current annual
           Policy fee.

         Any Policy fee is deducted from your Policy value on the last Business Day of each Policy Year and upon a complete surrender. This fee is levied by canceling Accumulation Units and making a deduction from the Fixed Account. It is deducted from each Subaccount and the Fixed Account in the same proportion that the value in each Subaccount and the Fixed Account bears to the total Policy value. We currently waive any Policy fee if the Policy value is at least $50,000 on a Policy Anniversary.

         TRANSFER FEE
         The first 15 transfers per Policy Year from Subaccounts or the Fixed Account are free. A transfer fee is imposed for any transfer in excess of 15 per Policy Year. The transfer fee is deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Owner is invested.

         TAX CHARGES
         Some states and municipalities levy a tax on annuities, currently ranging from 0% to 3.5% of your premiums. These tax rates, and the timing of the tax, vary and may change. Presently, we deduct the charge for the tax in those states with a tax either (a) from premiums as they are received, or (b) upon applying proceeds to an annuity income option.

         No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account.

Overture Medley (R)                   -12-

         FEES CHARGED BY THE PORTFOLIOS
         x Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are set forth in this prospectus' CHARGES section and described in more detail in each fund's prospectus. A portfolio's fees and expenses are not deducted from your Policy value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

         GUARANTEED LIFETIME WITHDRAWAL BENEFIT 2("GLWB2") CHARGE
         The guaranteed maximum and current annual charges for the GLWB2 rider are listed in the CHARGES section of this prospectus. Each fee is stated as a percentage that is multiplied by the Rider Charge Base (see the GLWB2 Rider section of this prospectus). The current charge will be deducted from the Policy value on each Monthly Anniversary.

         The charges for the Policy and for the rider will be deducted on a pro-rata basis from all Subaccounts in the GLWB Model you select.

     The rider charge is subject to change upon Policy Anniversary, or upon reset as described in the Reset Feature section of the GLWB2 rider description. The rider charge will not exceed the guaranteed maximum fee for this rider listed in the CHARGES section. The rider charge will not be deducted after the Policy value reduces to zero, or if the rider is terminated.

         OTHER OPTIONAL RIDER CHARGES
         y Charges for each of the other optional riders are shown in this prospectus' CHARGES section.
--------------------------------------------
         WAIVER OF CERTAIN CHARGES
         When the Policy is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Policy (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another policy we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Policy may be determined based on the dates premiums were received in the prior policy. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Policy is issued. We reserve the right to change these rules. The right to waive any charges may be subject to state approval.

INVESTMENT OPTIONS
--------------------------------------------------------------------------------

         We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options - each chosen for its potential to meet specific investment objectives.

The value of your Policy will increase or decrease based on the investment performance of the variable investment options you choose. The investment results of each variable investment option are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which investment options best suit your long-term investment objectives and risk tolerance.

         You may allocate all or a part of your premiums among the Separate Account variable investment options or the Fixed Account fixed interest rate option. Allocations must be in whole percentages and total 100%. For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% of that premium without our consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions. The variable investment options, which invest in underlying portfolios, are listed and described in this section of this prospectus.

Overture Medley (R)                   -13-

         SEPARATE ACCOUNT VARIABLE INVESTMENT OPTIONS

         The Separate Account provides you with variable investment options in the form of underlying portfolio investments. Each underlying portfolio is an open-end investment management company. When you allocate investments to an underlying portfolio, those investments are placed in a Subaccount of the Separate Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Policy value of your Policy depends directly on the investment performance of the portfolios that you select.

          The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or Ameritas Life. The Separate Account was established as a separate investment account of Ameritas Variable Life Insurance Company ("AVLIC") under Nebraska law on May 28, 1987. Effective May 1, 2007, AVLIC merged with and into Ameritas Life, and the Separate Account was transferred to Ameritas Life. Ameritas Life is now the issuer of the Policies and is the "Depositor" of the Separate Account. Under Nebraska law, Ameritas Life owns the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain on business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value.

         We are responsible to you for meeting the obligations of the Policy, which are subject to the claims paying ability of our general account, but we do not guarantee the investment performance of any of the variable investment options' underlying portfolios. We do not make any representations about their future performance.

The underlying portfolios in the Separate Account are NOT publicly traded mutual funds, and are NOT the same as publicly traded mutual funds with very similar names. They are only available as separate account investment options in life insurance or variable annuity policies issued by insurance companies, or through participation in certain qualified pension or retirement plans.

Even if the investment options and policies of some underlying portfolios available under the Policy may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Policy may vary significantly from the investment results of such other publicly traded mutual funds.

You should read the prospectuses for the underlying portfolios together with this prospectus for more information.

      You bear the risk that the variable investment options you select may fail to meet their objectives, that they could go down in value, and that you could lose principal.

         Each Subaccount's underlying portfolio operates as a separate investment option, and the income or loss of one generally has no effect on the investment performance of any other. Complete descriptions of each variable investment option's investment objectives and restrictions and other material information related to an investment in the variable investment option are contained in the prospectuses for each of the underlying portfolios which accompany this prospectus.

         The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. There is no assurance the investment objectives will be met.

         This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio accompanying this prospectus for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective, restrictions, and potential risks. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

Overture Medley (R)                   -14-

------------------------------------------------------------------     -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------     -------------------------------------------------------------
                     The Alger Portfolios                                               Fred Alger Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Alger Balanced Portfolio, Class I-2                                    Current income and long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
                American Century Investments                                   American Century Investment Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
American Century VP Income & Growth Fund, Class I                      Capital growth; income is secondary.
------------------------------------------------------------------     -------------------------------------------------------------
American Century VP Mid Cap Value Fund, Class I                        Long-term capital growth; income is secondary.
------------------------------------------------------------------     -------------------------------------------------------------
              Calvert Variable Products, Inc.*                                      Calvert Investment Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Barclays Capital Aggregate Bond Index Portfolio -           Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP EAFE International Index Portfolio, Class I - World         Index:  MSCI EAFE Index.
Asset Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Inflation Protected Plus Portfolio - Summit                 Current income.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio - Summit                         Index:  Nasdaq 100(R) Index.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Natural Resources Portfolio - Summit                        Capital growth.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index Portfolio, Class I - Summit    Index:  Russell 2000 Index.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP S&P 500 Index Portfolio - Summit                            Index:  S&P 500 Index.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit            Index:  S&P MidCap 400 Index.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Large Cap Value Portfolio - No Subadviser               Long-term capital appreciation
------------------------------------------------------------------     -------------------------------------------------------------
                  Calvert Variable Series, Inc.*                                    Calvert Investment Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Income Portfolio - No Subadviser                            Long-term income.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Money Market Portfolio - No Subadviser                      Money market: current income.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP Small Cap Growth Portfolio - Eagle Asset Management,        Long-term capital appreciation.
Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Balanced Portfolio - Equity Portion: New Amsterdam      Income and capital growth.
Partners LLC; Fixed Income Portion: No Subadviser
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Equity Portfolio - Atlanta Capital Management           Capital growth.
Company, LLC
------------------------------------------------------------------     -------------------------------------------------------------
Calvert VP SRI Strategic Portfolio - Thornburg Investment              Long-term capital appreciation; current income is secondary.
Management, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
                  Dreyfus Investment Portfolios                                           The Dreyfus Corporation
------------------------------------------------------------------     -------------------------------------------------------------
Dreyfus MidCap Stock Portfolio, Service Shares                         Index:  S&P MidCap 400 Index.
------------------------------------------------------------------     -------------------------------------------------------------
                     DWS Variable Series II                                     Deutsche Investment Management Americas Inc.
------------------------------------------------------------------     -------------------------------------------------------------
DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -                Long-term capital appreciation.
Dreman Value Management, L.L.C.
------------------------------------------------------------------     -------------------------------------------------------------
DWS Global Thematic VIP Portfolio, Class A - Global Thematic           Long-term capital growth.
Partners, LLC
------------------------------------------------------------------     -------------------------------------------------------------
            Fidelity(R) Variable Insurance Products                                Fidelity Management & Research Company
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Asset ManagerSM Portfolio, Service Class 2 1,2         Total return.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio, Service            Total return.
Class 2 1,2,3
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio, Service Class 2 2,3           Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio, Service Class 2 2,3           Index:  S&P 500(R) Index.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio, Service Class 2 2,3                  Capital Appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP High Income Portfolio, Service Class 2 2,3             Income and growth.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Investment Grade Bond Portfolio, Service Class 2       Bond.
1,3
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio, Service Class 2 2,3                 Long-term growth.
------------------------------------------------------------------     -------------------------------------------------------------
Fidelity(R) VIP Overseas Portfolio, Service Class 2 2,3                Long-term growth.
------------------------------------------------------------------     -------------------------------------------------------------
                        Subadvisers: (1) Fidelity Investments Money Management, Inc.; (2) FMR Co., Inc.; and
                                  (3) other investment advisers serve as sub-advisers for the fund.
------------------------------------------------------------------     -------------------------------------------------------------
       Financial Investors Variable Insurance Trust (ALPS)                                  ALPS Advisors, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Ibbotson Balanced ETF Asset Allocation Portfolio, Class II - Ibbotson  Capital appreciation and some current income.
Associates, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Ibbotson Growth ETF Asset Allocation Portfolio, Class II - Ibbotson    Capital appreciation.
Associates, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II    Current income and capital appreciation.
- Ibbotson Associates, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
                  AIM Variable Insurance Funds                                             Invesco Advisers, Inc.
               (Invesco Variable Insurance Funds)
------------------------------------------------------------------     -------------------------------------------------------------
Invesco V.I. Global Core Equity Fund, Series I                         Long-term capital appreciation by investing primarily in
                                                                       equity securities of issuers throughout the world,
                                                                       including U.S. issuers.
------------------------------------------------------------------     -------------------------------------------------------------
Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset         Total return through growth of capital and current income.
Management Limited
------------------------------------------------------------------     -------------------------------------------------------------
Invesco V.I. International Growth Fund, Series I                       Long-term growth of capital.
------------------------------------------------------------------     -------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Growth Fund, Series I                  Long-term growth of capital.
------------------------------------------------------------------     -------------------------------------------------------------

Overture Medley (R)                   -15-

------------------------------------------------------------------     -------------------------------------------------------------
                            FUND NAME                                                       INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Objective
------------------------------------------------------------------     -------------------------------------------------------------

                 MFS(R) Variable Insurance Trust                                 Massachusetts Financial Services Company
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) New Discovery Series, Initial Class                             Seeks capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Research International Series, Initial Class                    Seeks capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Strategic Income Series, Initial Class                          Seeks Total return with emphasis on high current income,
                                                                       but also considering capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Total Return Series, Initial Class                              Seeks total return.
------------------------------------------------------------------     -------------------------------------------------------------
MFS(R) Utilities Series, Initial Class                                 Seeks total return.
------------------------------------------------------------------     -------------------------------------------------------------
            Neuberger Berman Advisers Management Trust                                Neuberger Berman Management LLC
------------------------------------------------------------------     -------------------------------------------------------------
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I        Capital growth.
------------------------------------------------------------------     -------------------------------------------------------------
                 PIMCO Variable Insurance Trust                                   Pacific Investment Management Company LLC
------------------------------------------------------------------     -------------------------------------------------------------
PIMCO Total Return Portfolio, Administrative Class                     Seeks maximum total return.
------------------------------------------------------------------     -------------------------------------------------------------
                T. Rowe Price Equity Series, Inc.                                     T. Rowe Price Associates, Inc.
------------------------------------------------------------------     -------------------------------------------------------------
T. Rowe Price Blue Chip Growth Portfolio-II                            Seeks long-term capital growth.  Income is a secondary
                                                                       objective.
------------------------------------------------------------------     -------------------------------------------------------------
               Third Avenue Variable Series Trust                                      Third Avenue Management LLC
------------------------------------------------------------------     -------------------------------------------------------------
Third Avenue Value Portfolio                                           Long-term capital appreciation.
------------------------------------------------------------------     -------------------------------------------------------------
             The Universal Institutional Funds, Inc.                             Morgan Stanley Investment Management Inc.
------------------------------------------------------------------     -------------------------------------------------------------
UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley        Long-term capital appreciation by investing primarily in
Investment Management Company and Morgan Stanley Investment            growth oriented equity securities of issuers in emerging
Management Limited                                                     market countries.
------------------------------------------------------------------     -------------------------------------------------------------
UIF Global Tactical Asset Allocation Portfolio, Class I                Total Return.
------------------------------------------------------------------     -------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class I                                Above-average current income and long-term capital
                                                                       appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
------------------------------------------------------------------     -------------------------------------------------------------

* These funds are part of and their investment adviser and Summit Investment Advisors, Inc. are indirect subsidiaries of the Ameritas Mutual Holding Company, ("Ameritas"), the ultimate parent of Ameritas Life. Also, Calvert Investment Distributors, Inc., an indirect subsidiary of Ameritas, is the underwriter for these funds.

o        Adding, Deleting, or Substituting Variable Investment Options

         We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available.

         We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio, if the shares of an underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account. We may add new Separate Account underlying portfolios, or eliminate existing underlying portfolios, when, in our sole discretion, conditions warrant a change. In all of these situations, we will receive any necessary SEC and state approval before making any such change.

         Our Separate Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts. Where permitted by applicable law, we reserve the right to remove, combine or add Subaccounts. Subaccounts may be closed to new or subsequent premium payments, transfers or premium allocations. We will receive any necessary SEC and state approval before making any of these changes.

         We will notify you of any changes to the variable investment options.

         Resolving Material Conflicts - Underlying Investment Interests
         In addition to serving as underlying portfolios to the Subaccounts, the portfolios are available to registered separate accounts of other insurance companies offering variable annuity and variable life insurance contracts. We do not currently foresee any disadvantages to you resulting from the fund companies selling portfolio shares to fund other products. However, there is a possibility that a material conflict of interest may arise between Policy Owners and the owners of variable contracts issued by other companies whose values are allocated to one of the portfolios. Shares of some of the portfolios may also be sold to certain qualified pension and retirement plans qualifying under section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans. In the event of a material conflict, we will take any necessary steps to resolve the matter, including removing that portfolio as an underlying investment option of the Separate Account. The Board of Directors of each fund company will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts. See the accompanying prospectuses of the portfolios for more information. (Also see the Transfers section, Omnibus Orders.)

Overture Medley (R)                   -16-

         FIXED ACCOUNT INVESTMENT OPTION

         There is one fixed interest rate option ("Fixed Account"), where we bear the investment risk. When you select the No Withdrawal Charge Rider, you will earn a minimum interest rate that will yield at least 1% per year, compounded annually; otherwise, you will earn a minimum interest rate that will yield at least 3% per year, compounded annually. We may declare a higher current interest rate. However, you bear the risk that we will not credit more interest than will yield the minimum guaranteed rate per year for the life of the Policy. We have sole discretion over how assets allocated to the Fixed Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. Assets in the Fixed Account are subject to claims by creditors of the company. The focus of this prospectus is to disclose the Separate Account aspects of the Policy. The Fixed Account investment option is not available for Policies issued in the States of Oregon or Washington.

All amounts allocated to the Fixed Account become assets of our general account. Interest in the general account has not been registered with the SEC and is not subject to SEC regulation. Therefore, SEC staff have not reviewed the Fixed Account disclosures in this prospectus.

        We reserve the right to credit a bonus interest to premium payments made to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging ("EDCA") program. The EDCA will be available for new premium only, not transfers from Subaccounts or the Fixed Account. New premium usually includes only money noted on your Policy application; however, we may include other premium payments we receive during the period prior to receipt of the money noted on your application, so long as you do not exceed total premium limits for Ameritas Life annuities. Each premium allocated to the EDCA must be at least $1,500. We may defer crediting bonus interest until we receive all new premium noted on your application. Until all premiums noted on your application are received, amounts will remain in the Fixed Account and will receive the current interest rate declared for the Fixed Account. We must receive any new premium applicable to the EDCA program during the first six months that you own your Policy.

        We transfer premium allocated to the EDCA monthly over a period of six months, beginning one month after the date we receive all new premium noted on your application. In the event you withdraw or transfer monies allocated to the EDCA, we will stop crediting interest under the EDCA program and transfer any remaining balance proportionately to the remaining investment options you selected in your latest allocation instructions. We reserve the right to discontinue offering the EDCA program at any time.

         TRANSFERS
         The Policy is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Policy Owners, annuitants and beneficiaries by having a detrimental effect on investment portfolio management. In addition to the right of the portfolios to impose redemption fees on short-term trading, we reserve the right to reject any specific premium allocation or transfer request, if in the judgment of a Subaccount portfolio fund adviser, a Subaccount portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or if Policy owners would otherwise potentially be adversely affected.

         Transferring money out of a Subaccount within 60 days of a purchase may be considered market timing. However, any portfolio fund adviser may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund adviser has the authority to make this determination.

         Prior to the Annuity Date, you may transfer Policy value from one Subaccount to another, from the Separate Account to the Fixed Account, or from the Fixed Account to any Subaccount, subject to these rules:

         Transfer Rules:
          o A transfer is considered any single request to move assets from one or more Subaccounts or the Fixed Account to one or more of the other Subaccounts or the Fixed Account.
          o We must receive notice of the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by the close of the New York Stock Exchange (usually 3:00 p.m. Central Time) for same-day processing. Requests received later are processed on the next trading day. Fax requests must be sent to us at 402-467-7923. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
          o The transferred amount must be at least $250, or the entire Subaccount or Fixed Account value if it is less. (If the value remaining after a transfer will be less than $250 in a Subaccount or $100 in the Fixed Account, we will include that amount as part of the transfer.)
               - If the Dollar Cost Averaging systematic transfer program is used, then the minimum transfer amount out of a Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the value of the Fixed Account at the time the Dollar Cost Averaging program is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited.
               - The Portfolio Rebalancing and Earnings Sweep systematic transfer programs have no minimum transfer limits.

Overture Medley (R)                   -17-

          o The first 15 transfers each Policy Year are free. Thereafter, transfers will result in a $10 charge for each transfer. This fee is deducted on a pro-rata basis from balances in all Subaccounts and the Fixed Account; it is not subtracted from the amount of the transfer. Transfers under any systematic transfer program do count toward the 15 free transfer limit.
          o A transfer from the Fixed Account (except made pursuant to a systematic transfer program):
               -    may be made only once each Policy Year;
               -    may be delayed up to six months;
               -    is limited during any Policy Year to the greater of:
                    - 25% of the Fixed Account value on the date of the transfer during that Policy Year;
                    - the greatest amount of any non-systematic transfer out of the Fixed Account during the previous 13 months; or
                    -    $1,000.
          o The amount transferred into the Fixed Account in any Policy Year cannot exceed 25% of the total value of all Subaccounts in which you are invested as of the last Policy Anniversary. Systematic transfers into the Fixed Account are not included in this restriction. Subject to our consent, if your balance in a Subaccount is less than $1,000, you may transfer that amount into the Fixed Account.
          o For a Policy issued with a No Withdrawal Charge Rider, the amount transferred into the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) may not exceed 10% of the Policy value of all Subaccounts as of the most recent Policy Anniversary, unless the remaining value in any single Subaccount would be less than $1,000, in which case you may elect to transfer the entire value of that Subaccount to the Fixed Account.
          o We reserve the right to further restrict transfers to the Fixed Account provided that we provide notice to you no less than 30 days prior to the date the restriction becomes effective.
          o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
          o If the Policy value in any Subaccount falls below $100, we may transfer the remaining balance, without charge, proportionately to the remaining investment options you selected in your latest allocation instructions. We will notify you when such a transfer occurs. You may, within 60 days of the date of our notice, reallocate the amount transferred, without charge, to another investment option.
          o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

         Omnibus Orders
         Purchase and redemption orders received by the portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the ability of the portfolios to apply their respective disruptive trading policies and procedures. We cannot guarantee that the portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of portfolio shares, as well as the owners of all variable life insurance or variable annuity contracts, including ours, whose variable investment options correspond to the affected portfolios. In addition, if a portfolio believes that an omnibus order that we submit may reflect one or more transfer requests from Owners engaged in disruptive trading, the portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

         THIRD-PARTY SERVICES

         Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. Third-party transfers and allocations are subject to the same rules as all other transfers and allocations. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, money management or timing service, does so independently from any agency relationship they may have with us for the sale of the Policies. They are accountable to you alone for such transfers or allocations. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Policy.

Overture Medley (R)                   -18-

         DISRUPTIVE TRADING PROCEDURES

         The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of a Subaccount's underlying portfolio can disrupt management of a Subaccount's underlying portfolio and raise expenses. This in turn can hurt performance of an affected Subaccount and therefore hurt your Policy's performance.

Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

         Policy Owners should be aware that we are contractually obligated to provide Policy Owner transaction data relating to trading activities to the underlying funds on Written Request and, on receipt of written instructions from a fund, to restrict or prohibit further purchases or transfers by Policy Owners identified by an underlying fund as having engaged in transactions that violate the trading policies of the fund.

         We reserve the right to reject or restrict, in our sole discretion, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will enforce any Subaccount underlying portfolio manager's restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. However, any Subaccount restrictions will be uniformly applied.

         There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Policy Owners being able to market time while other Policy Owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in Subaccount underlying portfolios, we cannot guarantee that Subaccount underlying portfolios will not suffer harm from disruptive trading within contracts issued by them.

         Excessive Transfers
         We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we will consider, among other things:
          o    the total dollar amount being transferred;
          o    the number of transfers you make over a period of time;
          o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain Subaccount underlying portfolios;
          o whether your transfers are part of a group of transfers made by a third party on behalf of individual Policy Owners in the group; and
          o the investment objectives and/or size of the Subaccount underlying portfolio.

         Third Party Traders
         We reserve the right to restrict transfers by any firm or any other third party authorized to initiate transfers on behalf of multiple Policy Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Policy Owners. In making this determination, we may, among other things:
          o    reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or
          o    reject the transfer or exchange instructions of individual Policy
               Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Policy Owner.

         We will notify affected Policy Owners before we limit transfers, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of this prospectus describing those programs for the rules of each program.

Overture Medley (R)                   -19-

         SYSTEMATIC TRANSFER PROGRAMS

         We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days Written Notice.

o        Dollar Cost Averaging
         The Dollar Cost Averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from the Money Market Subaccount or the Fixed Account to any other Subaccount(s) or the Fixed Account. Requested percentages are converted to a dollar amount. You can begin Dollar Cost Averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Dollar Cost Averaging is intended to limit loss by resulting in the purchase of more Accumulation Units when a portfolio's value is low, and fewer units when its value is high. However, there is no guarantee that such a program will result in a higher Policy value, protect against a loss, or otherwise achieve your investment goals.

         As discussed at "Fixed Account Investment Option," we also reserve the right to credit bonus interest on purchase payments allocated to the Fixed Account for Policy Owners who participate in the Enhanced Dollar Cost Averaging program. We refer to this bonus interest as EDCA. The Dollar Cost Averaging program and/or the EDCA program may not be available in all states and in all markets or through all broker-dealers who sell the Policies.

         Dollar Cost Averaging Program Rules:
          o There is no additional charge for the Dollar Cost Averaging program.
          o We must receive notice of your election and any changed instruction - either by Written Notice or by telephone transaction instruction.
          o    Automatic transfers can only occur monthly.
          o    The minimum transfer amount out of the Money Market
               Subaccount or the Fixed Account is the lesser of $250 or the balance in the Subaccount or Fixed Account. Under this program, the maximum amount that may be transferred from the Fixed Account each month is 1/36th of the Fixed Account value at the time Dollar Cost Averaging is established. While a Dollar Cost Averaging program is in effect, elective transfers out of the Fixed Account are prohibited. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
          o You may specify that transfers be made on the 1st through the 28th day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy Month date.
          o You can limit the number of transfers to be made, in which case the program will end when that number has been made. Otherwise, the program will terminate when the amount remaining in the Money Market Subaccount or the Fixed Account is less than $100.
          o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

o        Portfolio Rebalancing
         The Portfolio Rebalancing program allows you to rebalance your Policy value among designated Subaccounts only as you instruct. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

         Portfolio Rebalancing Program Rules:
          o There is no additional charge for the Portfolio Rebalancing program.
          o    The Fixed Account is excluded from this program.
          o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
          o You may have rebalancing occur quarterly, semi-annually or annually.

o        Earnings Sweep
         The Earnings Sweep program allows you to sweep earnings from your Subaccounts to be rebalanced among designated investment options (Subaccounts or the Fixed Account), either based on your original Policy allocation of premiums or pursuant to new allocation instructions. You may change your Earnings Sweep program instructions at any time. Any change will be effective when the next sweep occurs.

         Earnings Sweep Program Rules:
          o    There is no additional charge for the Earnings Sweep program.
          o    The Fixed Account is included in this program.
          o You must request the Earnings Sweep program, give us your allocation instructions, or request to end this program either by Written Notice or by telephone transaction instruction.
          o You may have your earnings sweep quarterly, semi-annually or annually.

Overture Medley (R)                   -20-

         ASSET ALLOCATION PROGRAM

         We may offer an asset allocation program using models. However, you always have the ability to construct your own asset allocation plan from among the investment options available in your Policy. Asset allocation programs using models are intended to match model risk tolerance and investment objectives with the investment options available in your Policy. We also obtain research and business support services relating to models from unaffiliated consultants. We pay for these consultant services, at no additional cost to Policy Owners.

         To assist you in your selection of an asset allocation model, our Asset Allocation Program (the "Program") uses fund-specific model recommendations developed by our affiliate, Summit Investment Advisors, Inc. ("Summit"). These recommendations are offered to you through an agreement between Ameritas Life and Summit. The Program consists of five models, ranging from aggressive to conservative.
          o Aggressive Model - The Aggressive Model is for long-term investors who want high growth potential and do not need current income. The Model may entail substantial year-to-year volatility in exchange for potentially higher long-term returns. Losses are still possible.
          o Capital Growth Model - The Capital Growth Model is for long-term investors who want good growth potential and do not need current income. The Model entails a fair amount of volatility, but not as much as the Aggressive Model. Losses are still possible.
          o Balanced Model - The Balanced Model is for long-term investors who do not need current income and want some growth potential. The Model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible.
          o Moderate Model - The Moderate Model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible.
          o Conservative Model - The Conservative Model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.

Three additional models (the "GLWB Models") are available for you if your Policy has the GLWB2 Rider. We reserve the right to offer GLWB Models with or without an asset allocation program. Summit provides Ameritas Investment Corp. ("AIC"), our majority owned subsidiary, with ongoing recommendations and monitoring of the portfolios that comprise the models.

         To participate in the Program:
          o AIC will serve as your investment adviser fiduciary for the Program solely for purposes of development of the models and periodic updates to the models. You must give AIC your written consent and discretionary authority for AIC to give us instructions to allocate your premiums (or, for an existing Policy, Policy value) pursuant to the allocations of the model you select. AIC will also periodically instruct us to change your allocations consistent with any changes to the model made by AIC as recommended by Summit. AIC has no discretionary authority to execute any other transfers for your Policy.
          o    You must complete the Asset Allocation questionnaire.
          o You must allocate all of your Policy value to one asset allocation model. We must receive notice of your asset allocation model election by Written Notice before we can begin a Program for you. Only you can select which model is best for you. The Asset Allocation questionnaire can be an aid, but neither it nor AIC will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the Program is best for you, and if so, which model is most suitable.
          o Each quarter we will automatically rebalance the Subaccount values to be consistent with the allocation percentages for the Program model that you selected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website and is available upon request.
          o At least annually, AIC will re-evaluate and may make changes to each investment level model based upon Summit's recommendations. When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.
          o If you are currently participating in a Program model and you make changes to your allocations outside the model, you will not receive future notifications of model changes. You will then be considered as having withdrawn from the Program and as having cancelled your relationship with AIC for purposes of implementing the Program with your Policy. For this reason, you will not be able to execute trades online if you participate in the Program. You will be required to talk to a Service Center representative if you are in the Program, but wish to make a transfer or trade. The Service Center representative will explain to you, prior to executing any telephone transaction, that your election to execute a trade will result in the discontinuance of the Program for your Policy. Additional safeguards apply if your Policy has the GLWB2 rider (See the GLWB2 Rider section, Asset Allocation.).

Overture Medley (R)                   -21-

          o If participation in the Program terminates, including by death of the Owner, Policy value will not be reallocated automatically if the model is changed, and thus will not reflect the most current allocation recommendations. Any additional premiums received after the death of the Owner will be returned.

         Potential Conflicts of Interest
         AIC and Summit may be subject to competing interests that have the potential to influence their decision making with regard to the models. AIC is compensated by us as principal underwriter for the Policies. Summit is compensated by us for its fund-specific model recommendations, and its ongoing oversight of the available investment options. We may receive fees for administrative services from other portfolios in the models. This additional compensation and related responsibilities may create conflicts of interest as AIC determines what portfolios should be in the models. Also, Calvert Variable Products, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit. CIM and Summit are compensated for advisory oversight, subadvisory, and administrative services. Calvert Fund portfolios may or may not be included in the models and/or GLWB Models. Summit may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

          The GLWB2 rider requires that you participate only in the permitted GLWB Models. The GLWB Models currently available for use with the GLWB2 rider are:
          o GLWB Balanced - The GLWB Balanced Model is available to Policy Owners electing the GLWB2 Rider. This model is for long-term investors who do not need current income and want some growth potential. The Model is likely to entail some fluctuations, but presents less volatility than the overall equity market. Losses are still possible;
          o GLWB Moderate - The GLWB Moderate Model is available to Policy Owners electing the GLWB2 Rider. This model is for investors who seek current income and stability, with modest potential for increase in the value of their investments. Losses are still possible;
          o and GLWB Conservative - The GLWB Conservative Model is available to Policy Owners electing the GLWB2 Rider. This model is for investors who seek current income and stability, and are less concerned about growth. Losses are still possible.
For more information on these models, see your variable annuity application. The GLWB2 rider will terminate if you withdraw from a designated model or allocate any portion of your subsequent premium payments to an investment option that is not consistent with the listed models.

         There is no additional charge for selecting the Program. Although asset allocation programs are intended to mitigate investment risk, there is a risk that investing pursuant to a model will still lose value. For information about risks of participating in the Program and more detail about the Program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about AIC's role as investment advisor for the Program is available on AIC's Form ADV Part 2A, Appendix 1 which is delivered to you at the time you subscribe to the Program. We may modify the Asset Allocation Program at any time. We also may discontinue the Asset Allocation Program at any time.

IMPORTANT POLICY PROVISIONS
--------------------------------------------------------------------------------

         The Overture Medley (R) Policy is a flexible premium deferred variable annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Policy will pay a death benefit to your beneficiary. Many key rights and benefits under the Policy are summarized in this prospectus. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

         POLICY APPLICATION AND ISSUANCE

         To purchase a Policy, you must submit an application and a minimum initial premium. A Policy usually will be issued only if you and the annuitant are age 0 through 85, rounded to the nearest birthday. We reserve the right to reject any application or premium for regulatory reasons, or if the application or premium does not meet the requirements stated in the Policy, as disclosed in this prospectus.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

Overture Medley (R)                   -22-

         If your application is in good order upon receipt, we will credit your initial net premium to the Policy value in accordance with your allocation instructions within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial premium unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met.

         The Policy Date is the date two Business Days after we receive your application and initial premium. It is the date used to determine Policy Anniversaries and Policy Years. No Policy will be dated on or after the 29th day of a month. (This does not affect how premium is credited; see the paragraph above.)

          You can purchase a tax-qualified Policy as part of Section 401(a) pension or profit-sharing plans, or IRA, Roth IRA, SIMPLE IRA, SEP, and Section 457 deferred compensation plans, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section and Appendix B: Tax-Qualified Plan Disclosures for details regarding all pension or deferred compensation plans. Call us to see if the Policy may be issued as part of other kinds of plans or arrangements.

         Application in Good Order
         All application questions must be answered, but particularly note these requirements:
          o The Owner's and the annuitant's full name, Social Security number, and date of birth must be included.
          o Your premium allocations must be completed in whole percentages, and total 100%.
          o    Initial premium must meet minimum premium requirements.
          o Your signature and your agent's signature must be on the application.
          o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
          o    City, state and date application was signed must be completed.
          o    If you have one, please give us your email address to facilitate receiving updated Policy information by electronic delivery.
          o    There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
          o    Your agent must be both properly licensed and appointed with us.

         Premium Requirements
         Your premium checks should be made payable to "Ameritas Life Insurance Corp." We may postpone crediting of your initial premium payment made by personal check to your Policy until the check has been honored by your bank. Payment by certified check, banker's draft, or cashier's check will be promptly applied. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same annuitant or Owner may not exceed $1 million without our consent.

         Initial Premium
         ---------------
         o    The only premium required.  All others are optional.
         o Must be at least $25,000. If you purchase the optional Minimum Initial Premium Rider, it must be at least $2,000 for all plans, We have the right to change these premium requirements.

         Additional Premiums
         -------------------
         o Must be at least $1,000; $50 if payments are established as part of a regularly billed program (electronic funds transfer, payroll deduction, etc.) or a tax-qualified plan. We have the right to change these premium requirements.
         o Will not be accepted, without our approval, on or after the later of (i) the Policy Anniversary following your or the annuitant's 85th birthday or (ii) the Annuity Date.

         Allocating Your Premiums
         You may allocate your premiums among the variable investment options and the Fixed Account option. Initial allocations in your Policy application will be used for additional premiums until you change your allocation.
          o    Allocations must be in whole percentages, and total 100%.
          o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
          o All premiums will be allocated pursuant to your instructions on record with us.
          o For Policies issued with the No Withdrawal Charge Rider, the allocation of any premium to the Fixed Account may not exceed 25% without our prior consent. If our prior consent is not received, we reserve the right to reallocate any excess Fixed Account allocation proportionately to the remaining investment options you selected in your latest allocation instructions.

Overture Medley (R)                   -23-

         "Right to Examine" Period Allocations
         -------------------------------------
         If you are not satisfied with the Policy, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of your Policy value; however, where requried by certain states, or if your Policy was issued as an Individual Retirement Account ("IRA"), you will receive either the premium paid or your Policy value, whichever amount is greater.

         YOUR POLICY VALUE

         On your Policy's date of issue, the Policy value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Policy value equals the sum of the values in the Separate Account variable investment options and the Fixed Account. The Policy value is expected to change from day to day, reflecting the expenses and investment experience of the selected variable investment options (and interest earned in the Fixed Account option) as well as the deductions for charges under the Policy.

         Separate Account Value
         Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Policy value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Allocation Units held in the Subaccount allocated to the Policy. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:
          (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b)  the daily administrative expense fee; minus
          (c) the daily mortality and expense risk charge; and this result divided by
          (d) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

         When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

         An investment in money market funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

         Fixed Account Value
         The Policy value of the Fixed Account on any Business Day equals:
          (a) the Policy value of the Fixed Account at the end of the preceding Policy Month; plus
          (b) any net premiums credited since the end of the previous Policy Month; plus
          (c) any transfers from the Subaccounts credited to the Fixed Account since the end of the previous Policy Month; minus
          (d) any transfers and transfer fee from the Fixed Account to the Subaccounts since the end of the previous Policy Month; minus
          (e) any partial withdrawal and withdrawal charge taken from the Fixed Account since the end of the previous Policy Month; minus
          (f) the Fixed Account's share of the annual Policy fee on the Policy Anniversary; minus
          (g)  the Fixed Account's share of charges for any riders;
               plus
          (h)  interest credited on the Fixed Account balance.

         TELEPHONE TRANSACTIONS

Telephone Transactions Permitted
o   Transfers among investment options.
o   Establish systematic transfer programs.
o   Change of premium allocations.

How to Authorize Telephone Transactions
o Upon your authorization on the Policy application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf.
o You bear the risk of the accuracy of any designated person's instructions to us.

Telephone Transaction Rules
o Must be received by close of the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time); if later, the transaction will be processed the next day the NYSE is open.
o    Will be recorded for your protection.
o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
o    May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine.

Overture Medley (R)                   -24-

         DEATH OF ANNUITANT

         Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Policy's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Policy and to name an annuitant and different beneficiaries.

         DELAY OF PAYMENTS

         We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

         We may defer payments of a full surrender or partial withdrawals or a transfer from the Fixed Account for up to 6 months from the date we receive your Written Notice, after we request and receive approval from the department of insurance of the State where the Policy is delivered.

         BENEFICIARY

         You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

         If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Policy application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

         If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner. The surviving spouse may not elect the Guaranteed Lifetime Withdrawal Benefit 2 rider when the single life option was selected and the Policy was issued under an Internal Revenue Code Section 401 or 457 qualified plan.

         If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

         MINOR OWNER OR BENEFICIARY
         A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy beneficiary. In most states parental status does not automatically give parents the power to provide an adequate release to us to make beneficiary payments to the parent for the minor's benefit. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named beneficiary, we are able to pay the minor's beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

         POLICY CHANGES
         Any change to your Policy is only effective if on a form acceptable to us, and then only once it is received at our Service Center and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Policy changes is shown on this prospectus' first two pages and last page.

Overture Medley (R)                   -25-

         POLICY TERMINATION
         We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy. See this prospectus' POLICY DISTRIBUTIONS: Withdrawals section for more information.

         If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Policy in a lump sum and cancel the Policy if (i) the Cash Surrender Value is less than $1,000 (does not apply to IRAs), or (ii) the paid-up lifetime income annuity benefit at maturity, based on an accumulation of the Policy value to maturity, would be less than $20 per month. We will not impose a withdrawal charge on involuntary terminations.

         Optional Riders
         This Policy allows you the opportunity to select, and pay for, only those variable annuity policy riders you want by "unbundling" riders that are often incorporated into a base variable annuity policy. Check with your sales representative or us before selecting a rider, as some may not be available in your state on the effective date of this prospectus. These options are currently only available at Policy issue, and most are only available if you are then not older than age 70. Certain options may not be available in combination with other options. Some of these riders are not available in some states. For riders not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the option becomes available. Each of the options is principally described in the prospectus sections noted below:

Option                                                        Prospectus Section Where It Is Covered
------                                                        --------------------------------------
y Minimum Initial Premium.....................................IMPORTANT POLICY PROVISIONS:
                                                                 Policy Application and Issuance
y Withdrawal Charge Period....................................CHARGES: Withdrawal Charge
y 10% "Free" Withdrawal Riders................................POLICY DISTRIBUTIONS: Withdrawals
y No Withdrawal Charge Rider..................................POLICY DISTRIBUTIONS: Withdrawals
y Guaranteed Minimum Death Benefit............................POLICY DISTRIBUTIONS: Death Benefits
y Estate Protection Benefit ("EPB") Rider and
     Expanded Estate Protection Benefit ("EEPB") Rider........POLICY DISTRIBUTIONS: Death Benefits
y Guaranteed Lifetime Withdrawal Benefit 2("GLWB2") Rider.....POLICY DISTRIBUTIONS: GLWB2 Rider

Charges for each of the options are shown in this prospectus' CHARGES section.

POLICY DISTRIBUTIONS
--------------------------------------------------------------------------------
         (y = Optional)

         There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Date. Your Policy also provides a death benefit (including, for an additional charge, an optional Guaranteed Minimum Death Benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

         Withdrawals

         You may withdraw, by Written Notice, all or part of your Policy's Cash Surrender Value prior to the Annuity Date. Amounts withdrawn (except for optional "free" withdrawals you may have elected, described below) are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Policy value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

         For purposes of the withdrawal charge only, premiums are deemed to be withdrawn before any earnings; this means that there may be no withdrawal charge if the amount of the withdrawal is less than or equal to premiums received at least "x" years prior to the withdrawal and not considered having been previously withdrawn, where "x" is the number of years in the withdrawal charge period. Of premium considered withdrawn, the oldest premium is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out" procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

Overture Medley (R)                   -26-

         Withdrawal Rules
         Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment, which must be the 1st through 28th day of the month.
          o    Minimum withdrawal is $250.
          o We may treat any partial withdrawal that leaves a Cash Surrender Value of less than $1,000 as a complete surrender of the Policy.
          o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Policy value from any Fixed Account option. If you do not specify which investment option(s) from which to take the withdrawal, it will be taken from each investment option in the proportion that the Policy value in each investment option bears to the total Policy value.
          o The total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Separate Account.
          o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

         We will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Policy. You may complete and execute a withdrawal form and send it to our Service Center fax number, 402-467-7335. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Policy (including withdrawals) without your knowledge.

o        Systematic Withdrawal Plan
         The systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Policy value from a specified investment option monthly, quarterly, semi-annually or annually. We can support and encourage your use of electronic fund transfer of systematic withdrawal plan payments to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the annuitant. No systematic withdrawal may be established after the 28th of each month. Although this plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

o        y "Free" Withdrawal Riders
         The following Policy riders allow access to certain Policy value without being subject to withdrawal charges. There is a charge for these riders. For information about the charges for these riders, see this prospectus' CHARGES and CHARGES EXPLAINED sections. These optional riders must be elected at issue of the Policy. If you elect the GLWB2 rider, however, you must also elect one of these riders.

         y   The 10% "Free" Withdrawal Rider allows you to withdraw, each Policy
Year, up to 10% of your Policy value without deduction of a withdrawal charge. Under this optional Rider, Policy value is considered withdrawn on the same basis as in the base Policy (first premiums on a first-in first-out basis, then earnings). The 10% amount is determined at the time the withdrawal is made and is reduced by all prior free withdrawals in that Policy Year. If you do not withdraw the 10% amount in a Policy Year, you may not carry forward the unused "free" withdrawal amount into the next Policy Year.

        Y The No Withdrawal Charge Rider, which can only be attached to the Policy at issue, allows the Policy to be issued without any withdrawal charges. Other features of a Policy issued with the rider include:
          o allocations and transfers to the Fixed Account have the following restrictions:
               - allocation of premium to the Fixed Account is limited to 25% of premium without prior approval;
               - the amount transferred to the Fixed Account within any Policy Year (except made pursuant to a systematic transfer program) is limited to 10% of the value of all Subaccounts on the most recent Policy Anniversary; and
               - we may further restrict allocation of premiums and transfers to the Fixed Account upon providing you with 30 day notice;
          o if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes (See the Death Benefits section, below.);
          o the death benefit is proportionally adjusted for partial withdrawals;
In most jurisdictions, the "other features" listed above are included as part of the rider. However, in Massachusetts, Maryland, and Oregon, these features are incorporated into the base Policy that is issued with a No Withdrawal Charge Rider, rather than being made a part of the rider. For all Policies issued with a No Withdrawal Charge Rider, the rider may not be cancelled and will terminate only when the Policy terminates.

Overture Medley (R)                   -27-

         Death Benefits

         We will pay the death benefit after we receive satisfactory proof of death of an Owner's death or as soon thereafter as we have sufficient information about the beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of satisfactory proof of death, we will issue a lump-sum payment to the beneficiary.

         Until we receive satisfactory proof of death and instructions, in the proper form, from your beneficiaries, your Policy will remain allocated to the Subaccounts you chose, so the amount of the death benefit will reflect the investment performance of those Subaccounts during this period. If your Policy has multiple beneficiaries, we will calculate and pay each beneficiary's share of the death benefit proceeds once we receive satisfactory proof of death and when we receive instructions, in proper form, from that beneficiary. The death benefit proceeds still remaining to be paid to other beneficiaries will remain allocated to and continue to fluctuate with the investment performance of the Subaccounts you chose, until each beneficiary has provided us instructions in the proper form.

         In most cases, when death benefit proceeds are paid in a lump sum, we will pay the death benefit proceeds by establishing an interest bearing account for the beneficiary, in the amount of the death benefit proceeds payable. The same interest rate schedule and other account terms will apply to all beneficiary accounts in place at any given time. We will send the beneficiary a checkbook within 7 days after we receive all the required documents, and the beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit proceeds payable. The account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the general account.

         If an Owner of the Policy is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary annuitant will be treated as the death of an Owner.

         If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

         If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

         If your spouse is the Policy beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS Required Distribution Upon Death of Owner section below.

         We will deduct any applicable premium tax not previously deducted from the death benefit payable.

         Standard Death Benefit
         Upon any Owner's death before the Annuity Date, the Policy will end, and we will pay a death benefit to your beneficiary(ies). The death benefit equals the larger of:
         (a) your Policy value (without deduction of the withdrawal charge) on the later of the date we receive satisfactory proof of death or an annuity payout option election less any charge for applicable premium taxes; or
         (b)  the sum of net premiums, less partial withdrawals.

         Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

         No Withdrawal Charge Rider - Death Benefit
         For Policies issued with the No Withdrawal Charge Rider, if death occurs after age 69, the death benefit is equal to your Policy value on the later of the date we receive satisfactory proof of death or an annuity payout option is elected less any charge for applicable premium taxes.

         If death occurs prior to age 70, the death benefit as of the date satisfactory proof of death is received is equal to the greater of the adjusted sum of premiums or the Policy value. The initial value of the adjusted sum of premiums is the initial premium. As of the day a subsequent premium is received by us, the adjusted sum of premiums is increased by the amount of that premium. As of the day that a partial withdrawal is made, the adjusted sum of premiums is decreased by the same proportion as the Policy value is decreased by the partial withdrawal.

         IRS Required Distribution Upon Death of Owner
         Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Date, then the entire value of your Policy must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. A more detailed description of these rules and other required distribution rules that apply to tax-qualified Policies are described in Appendix B of this prospectus.

Overture Medley (R)                   -28-

         Tables Illustrating Benefits Upon Death
         The following tables illustrate benefits payable, if any, upon death of a party to the Policy for most, but not necessarily all, situations. The terms of any Policy rider or qualified plan funded by the Policy may change this information. Please consult your own legal and tax adviser for advice. You may contact us for more information.

                    If death occurs before the Annuity Date:

                                        If death occurs before the Annuity Date:
If the deceased is...  and...             and...                    then the...
-------------------- ------------------ ------------------------- ------------------------------------------------
-------------------- ------------------ ------------------------- ------------------------------------------------
any Policy Owner     - - -              - - -                     Policy beneficiary receives the death benefit.
-------------------- ------------------ ------------------------- ------------------------------------------------
any Policy Owner     the beneficiary    - - -                     the surviving spouse may elect to become the
                     is the Policy                                Policy Owner and continue the Policy, or may
                     Owner's                                      have the Policy end and receive the death
                     surviving spouse                             benefit.
-------------------- ------------------ ------------------------- ------------------------------------------------
the annuitant        a Policy Owner     there is no named         the Policy continues with the Policy Owner as
                     is living          contingent or joint       the Policy annuitant unless the Owner names a
                                        annuitant                 new annuitant.
-------------------- ------------------ ------------------------- ------------------------------------------------
the annuitant        the Policy Owner   - - -                     the annuitant's death is treated as a Policy
                     is a non-person                              Owner's death.
-------------------- ------------------ ------------------------- ------------------------------------------------
any annuitant        a Policy Owner     the contingent or joint   contingent annuitant becomes the annuitant, and
                     is living          annuitant is living       the Policy continues.
-------------------- ------------------ ------------------------- ------------------------------------------------

                                        If death occurs on or after the Annuity Date:
If the deceased is...  and...             then the...
-------------------- ------------------ ----------------------------------------------------------------------------
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     there is a         surviving Policy Owner remains as Owner for purposes of distributing any
                     living joint       remaining Policy proceeds pursuant to the annuity income option then in
                     Owner, and         effect.  If the annuity benefit payee was the deceased Policy Owner, the
                     the annuitant is   surviving Owner receives the proceeds.  If the payee is other than the
                     living             deceased Owner, proceeds continue to be paid to the payee until the paye's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy Owner     there is no        Policy beneficiary becomes the Policy Owner for purposes of distributing
                     surviving joint    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner, and         in effect.  If the annuity benefit payee was the Owner, then the Policy
                     the annuitant is   beneficiary receives the proceeds.  If the payee is other than the Owner,
                     living             proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------
any Policy           any Policy Owner   Policy Owner (or other named payee) receives distribution of any remaining
annuitant            is living          Policy proceeds pursuant to the annuity income option then in effect.
-------------------- ------------------ ----------------------------------------------------------------------------
the annuitant        the annuitant is   Policy beneficiary becomes the Policy Owner for purposes of distributing
                     also the Policy    any remaining Policy proceeds pursuant to the annuity income option then
                     Owner              in effect.  If the annuity benefit payee was the Owner, then the Policy beneficiary receives the proceeds.  If the payee is other than the Owner, proceeds continue to be paid to the payee until the payee's death, then are paid to the Policy beneficiary.
-------------------- ------------------ ----------------------------------------------------------------------------

         Optional Death Benefit Riders

o        y Optional Guaranteed Minimum Death Benefit Riders
         You may elect one of three optional Guaranteed Minimum Death Benefit Riders, for a charge. Your election must be made when the Policy is issued, and only if you and the annuitant are then not older than age 70. Your election cannot be changed or revoked. At your age 85, each rider terminates and the rider charges end. The death benefit becomes the standard death benefit, which is the greater of the Policy value or the amount invested less withdrawals. (If your Policy also has the No Withdrawal Charge Rider, the death benefit becomes the Policy value.) Under these riders, if the Owner is not a natural person, you cannot change the annuitant after the Guaranteed Minimum Death Benefit is elected. Each of the riders provides the opportunity to enhance the Policy's death benefit if Subaccount underlying portfolios should sharply decrease in value. See this prospectus' CHARGES and CHARGES EXPLAINED sections for information on the charge for these riders. Only the "Periodic Step-Up" Guaranteed Minimum Death Benefit Rider is available with the No Withdrawal Charge Rider.

         y Optional "Periodic Step-Up" Guaranteed Minimum Death Benefit
           ------------------------------------------------------------
        This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. During the first Policy Year, the GMDB is zero. Until the termination of this rider, the GMDB is the step-up benefit, defined as (a) plus (b) minus (c) minus (d), where:
          (a)  is the greater of:
               (i)  the Policy value as of the most recent step-up date; or
               (ii) the step-up benefit immediately preceding the most recent step-up date
          (b)  is any premiums paid since the most recent step-up date
          (c) is any partial withdrawals, including withdrawal charges, since the most recent step-up date
          (d) is a proportional adjustment for each partial withdrawal made since the most recent step-up date.
The proportional adjustment will never be less than zero. It equals the step-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The step-up benefit and Policy value used to compute the proportional adjustment are prior to the partial withdrawal.

Overture Medley (R)                   -29-

          EXAMPLE
          Assume the following items (actual results will depend on Policy experience):
               1. Policy issued on January 1, 2012 with $100,000 single premium with no additional premiums or withdrawals;
               2.   January 1, 2013 Accumulation Value increases to $104,000;
               3.   January 1, 2014 Accumulation Value drops to $102,000;
               4. Owner dies on July 1, 2014 when Accumulation Value drops to $101,000.
          The initial "Step-up" value on January 1, 2012 is $100,000. The first anniversary "Step-up" value is set to $104,000. The second anniversary "Step-up" value remains at $104,000 since the anniversary value of $102,000 is less than the prior "Step-up" value. On July 1, 2014 the death benefit is the larger of the "Step-up" value ($104,000) and the accumulation value ($101,000), or $104,000.

         The step-up interval is stated in your Policy's schedule page for this rider. The step-up benefit for your attained ages 80-84 is the step-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by adding subsequent premiums paid and subtracting withdrawals made. The step-up benefit expires upon termination of this rider, which is the Policy Anniversary nearest your 85th birthday.

         y Optional 5% Roll-up Guaranteed Minimum Death Benefit
           ----------------------------------------------------
         This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the roll-up benefit, defined as the greater of (a) or (b), where:
          (a)  is the current Policy value, and
          (b) is the total of premiums paid less withdrawals (net premiums) accumulated at 5% simple interest, not to exceed 200% of net premiums.

          EXAMPLE
          Assume the following items (actual results will depend on Policy experience):
               1. Policy issued on January 1, 2012 with $100,000 single premium with no additional premiums or withdrawals;
               2.   January 1, 2013 Accumulation Value increases to $104,000;
               3.   January 1, 2014 Accumulation Value drops to $102,000;
               4. Owner dies on July 1, 2014 when Accumulation Value drops to $101,000.
          The initial "Roll-up" value on January 1, 2012 is $100,000. The first anniversary "Roll-up" value is the initial value plus the 5% simple interest of $5,000 (5% of $100,000) or $105,000. The second anniversary "Roll-up" value increases by 5% simple interest to $110,000 ($105,000 plus 5% of $100,000). On July 1, 2014 the death benefit is the larger of the "Roll-up" value increased with 6 months of simple interest ($110,000 + $2,500 = $112,500) and the accumulation value ($101,000), so the death benefit would be $112,500.

The roll-up benefit is reduced by a proportional adjustment for partial withdrawals. This adjustment will never be less than zero. It equals the roll-up benefit minus the Policy value, times the ratio of the partial withdrawal amount divided by the Policy value. The roll up benefit and Policy value used to compute this adjustment are prior to the partial withdrawal.

         The accumulation of net premiums, as described in (b) above, stops on the anniversary nearest your 80th birthday. The roll-up benefit for your attained ages 80-84 is the roll-up benefit on the Policy Anniversary nearest your 80th birthday adjusted by subsequent premiums and withdrawals. The roll-up benefit expires upon termination of this rider, which is the Policy
Anniversary nearest your 85th birthday.

         y Optional "Greater of" Guaranteed Minimum Death Benefit
         This rider provides an amount greater than the standard death benefit under certain conditions. This greater amount is referred to as the GMDB. Until the termination of this rider, the GMDB is the greater of the step-up benefit GMDB or the roll-up benefit GMDB.

         y Optional Estate Protection Benefit Riders

         y Estate Protection Benefit
           -------------------------
         For an additional charge you may purchase the Estate Protection Benefit ("EPB")Rider. The EPB must be elected and purchased at the time you apply for your Policy, and cannot be canceled once elected. We will credit this benefit to the Policy value upon death of the Policy Owner, in addition to your standard death benefit and any optional Guaranteed Minimum Death Benefit Rider that you elected. For joint Policy Owners, we will credit this benefit to the Policy value on the first death of a Policy Owner. On an annual basis, the charge for the EPB is determined by age of the Policy Owner at issue, as follows:

Overture Medley (R)                   -30-

                                 Current Fee           Guaranteed Maximum Fee
        Issue ages 0-70              0.30%                     0.40%
        Issue ages 71-80             0.70%                     0.80%

This charge for the EPB is assessed monthly and applied to the Policy value for the life of the Policy Owner. This benefit must be elected prior to Policy issue and may not be revoked once elected.

         Calculation of the Benefit:
         The amount of the EPB will be equal to 40% of the difference between your Policy value and the net premium payments used for determining the benefit base, provided the difference does not exceed 100% of the net premiums. The EPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EPB is calculated as follows:

          40% X Benefit Base; where:
          Benefit Base = (PVD - NPBB) < Benefit Cap, such that:
                                      -
          PVD = the Policy value on the date of the Policy Owner's death prior to any death benefit calculations;
          NPBB = net premiums used for the determination of the Benefit Base, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal. On each Policy Anniversary, NPBB is reset to the lesser of net premiums (NP) or the Policy value as of that anniversary, where:

               NP = net premiums, which are premiums allocated to Policy value less a proportionate share of any withdrawal based on the value of net premiums in relation to the Policy value times the amount of the withdrawal at the time of withdrawal, and Benefit Cap = 100% of net premiums (NP) reduced by premiums received within a certain period of time prior to death. If death occurs in the first Policy Year, there is no reduction for premiums received prior to death. If death occurs in the second Policy Year, all premiums received in the second Policy Year reduce the net premium amount. If death occurs after the second Policy Year, only premiums received within the 12-month period prior to death reduce the net premium amount.

               EXAMPLE
               Assume the following items (actual results will depend on Policy experience):
                    (a)  Death occurs in Policy Year 5
                    (b)  PVD = $90,000
                    (c)  NP = $53,000
                    (d)  NPBB = $50,000
                    (e)  Premium received within 12 months prior to death =
                         $14,000
               From this information, the following is determined:
                    (a)  Benefit Cap = $53,000 - $14,000 = $39,000
                    (b)  Benefit Base = $90,000 - $50,000 = $40,000,
                         which is greater than the Benefit Cap, so the Benefit Base = $39,000
                    (c)  EPB amount = 40% of $39,000 = $15,600

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         y Expanded Estate Protection Benefit ("EEPB")
         For an additional charge, you may purchase the Expanded Estate Protection Benefit ("EEPB") rider in lieu of the EPB Rider if you intend to exchange your existing annuity for an Overture Medley (R) Policy. The exchange must qualify for tax-free exchange treatment under the Internal Revenue Code. You should consider purchasing this benefit if you have significant amounts of taxable gain in your existing annuity contract and you intend to exchange such contract. The EEPB is available only at Policy issue and once elected it may not be revoked. Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

         The EEPB may be purchased for an annual charge applied as a percentage of Policy value based upon the age of the Policy Owner at time of issue, as follows:
                                       Current Fee    Guaranteed Maximum Fee
                                       -----------    ----------------------
                  Issue ages 0-70           0.35%              0.45%
                  Issue ages 71-80          0.90%              1.00%

Overture Medley (R)                   -31-

         Calculation of the Benefit:
         The amount of the EEPB will be equal to 40% of the sum of: (a) the difference between your Policy value and the net premium payments used to determine the benefit base, and (b) a certain percentage of the premium exchanged into the Policy, provided the sum does not exceed 100% of the net premiums. The EEPB is determined using the Policy value before the payment of any other optional Guaranteed Minimum Death Benefit. The EEPB is calculated as follows:

         40% X Benefit Base; where:
         Benefit Base = [(PVD - NPBB) + (z% x Transfer Premium)] < Benefit Cap,
         such that:                                              -
         PVD, NPBB, NP, and Benefit Cap have the same meanings as stated above for the EPB;
              Transfer Premiums = premiums received as a result of a tax-free exchange or transfer. This includes premiums that qualify for IRC
              Section 1035 exchange treatment, and premiums that are a result of transfer, rollover, conversion or recharacterization; and
              z = a percentage that varies by the number of years since receipt of appropriate Transfer Premiums as follows:
                                Years Since Receipt              %
                                -------------------             --
                                        1                       10
                                        2                       20
                                        3                       30
                                        4                       40
                                        5+                      50

               EXAMPLE
               Assume the following items (actual results will depend on Policy experience):
                 (a)  Death occurs in Policy Year 3;
                 (b)  PVD = $110,000;
                 (c)  NP = $73,000;
                 (d)  NPBB = $70,000;
                 (e)  Transfer Premiums = $10,000;
                 (f)  Premium received within 12 months prior to death =
                      $31,000.

               From this information, the following is determined:
                 (a)  Benefit Cap = $73,000 - $31,000 = $42,000;
                 (b)  Benefit Base =[($110,000 - $70,000) + (30% x $10,000)]
                      = $43,000, which is greater than the Benefit Cap, so Benefit Base = $42,000; and
                 (c)  EEPB amount = 40% of $42,000 = $16,800

         With the reset of NPBB, a benefit may be available if the net premiums exceed the Policy value on the date of the Policy Owner's death.

         With respect to IRAs, if you are purchasing the EPB or EEPB for your IRA, our understanding of current law is that the tax status of optional death benefits such as EPB and EEPB is unclear. We believe that use of the EPB and EEPB endorsements and other optional death benefits should not result in adverse tax treatment. We may in our sole discretion and in compliance with our adopted procedures, accept or reject IRA contributions to purchase a contract with optional benefits. However, WE CAN GIVE NO ASSURANCE THAT THE INTERNAL REVENUE SERVICE WILL APPROVE THE USE OF THE OPTIONAL DEATH BENEFITS IN IRAS. THEREFORE, THE POLICY OWNERS BEAR THE RISK OF ANY ADVERSE TAX TREATMENT.

         Annuity Income Benefits

         A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) you name. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Policy value, the annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Policy Cash Surrender Value may be placed under one or more annuity income options.

         Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Date for premiums applied after the second year since receipt to the Life or Joint and Last Survivor annuity income options. However, the withdrawal charge does apply to Policy value placed under other annuity income options.

Overture Medley (R)                   -32-

         Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

Annuity payments:
       - require investments to be allocated to our general account, so are not variable.
       -  may be subject to a withdrawal charge.
       -  may be taxable and, if premature, subject to a tax penalty.

         Payments under the annuity income options are fixed annuity payments based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income options 1, 2, or 3 (see below). Current immediate annuity rates for options 4 or 5 for the same class of annuities are used if higher than the guaranteed amounts. The guaranteed amounts are based on the 1983 Table "a" Individual Annuity Table projected 17 years, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

         When Annuity Income Payments Begin
         You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Policy Anniversary nearest the annuitant's 85th birthday or the fifth Policy Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

         Selecting an Annuity Income Option
         You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Policy Cash Surrender Value to make annuity payments under annuity income option 4 providing lifetime income payments.

         If you die before the Annuity Date (and the Policy is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

         Annuity Income Options
         Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under options 1, 2 or 3 to option 4, 5 or 6 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

         Note: If you elect an annuity income option based on a life contingency (option 4 or 5), it is possible that only one annuity payment would be made under the annuity option if the annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the annuitant died before the due date of the third annuity payment, etc. This would not happen if you elect an annuity income option guaranteeing either the amount or duration of payments, or just paying interest (options 1, 2 or 3).

         Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

         We may pay your Policy proceeds to you in one sum if they are less than $1,000, or when the annuity income option chosen would result in periodic payments of less than $20. If any annuity payment would be or becomes less than $20, we also have the right to change the frequency of payments to an interval that will result in payments of at least $20. In no event will we make payments under an annuity option less frequently than annually.

         The annuity income options are:
          1. Interest Payment. While proceeds remain on deposit, we annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

          2. Designated Amount Annuity. Proceeds are paid in monthly installments of a specified amount over at least a 5-year period until proceeds, with interest, have been fully paid.

          3. Designated Period Annuity. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Policy.

Overture Medley (R)                   -33-

          4. Lifetime Income Annuity. Proceeds are paid as monthly income during the annuitant's life. Variations provide for guaranteed payments for a period of time.

          5. Joint and Last Survivor Lifetime Income Annuity. Proceeds are paid as monthly income during the joint annuitants' lives and until the last of them dies.

          6.   Lump Sum. Proceeds are paid in one sum.

          GLWB2 Rider

          A Guaranteed Lifetime Withdrawal Benefit 2 ("GLWB2") rider is part of your Policy if you elect it at the time of issue, and if the rider is approved in your state. The rider is only available if the Policy Owner is age 49 years, six months and one day ("attained age 50") through age 85 years, 6 months ("attained age 85"). The rider will be in the Accumulation Phase at Policy issue. If you elect to enter the Withdrawal Phase, the Withdrawal Phase will begin no sooner than 30 days after Policy issue.

         The GLWB2 rider provides a withdrawal benefit that guarantees a series of annualized withdrawals from the Policy, regardless of the Policy value, until the death of the last Covered Person. Guarantees, which are obligations of the general account, are subject to the claims paying ability of the Company and do not apply to the performance of the underlying investment options available with this product.

o        GLWB2 Definitions

Benefit phases are defined as:
     o Accumulation Phase. The period of time between the Policy Date and the first date of the Withdrawal Phase. The rider will remain in Accumulation Phase for at least 30 days.
     o Withdrawal Phase. The period of time beginning with the occurrence of the first withdrawal as outlined in the Withdrawal Phase section, below.
     o Guaranteed Phase. The period of time during which Lifetime Withdrawal Benefit Amount payments continue to be made, although the Policy value has been reduced to zero.

Benefit Base. The amount used in conjunction with a lifetime distribution factor to determine the Lifetime Withdrawal Benefit Amount. Determined at the beginning of the Withdrawal Phase, the initial benefit base equals the greatest of the following:
     o    Policy value
     o    Premium Accumulation Value
     o    Maximum Anniversary Policy Value
Covered Person(s).
     o    The Owner(s) of the Policy or;
     o The annuitant(s) if the Owner of the Policy is a non-natural person, such as a trust or;
     o The spouses at the time the joint spousal option is selected. Once the joint spousal option is issued, no changes to the Covered Persons will be permitted.

Excess Withdrawal. The portion of any withdrawal taken during the Withdrawal Phase that makes the total of all withdrawals in a Policy Year exceed the Lifetime Withdrawal Benefit Amount in that Policy Year.

Lifetime Withdrawal Benefit Amount ("LWBA"). The maximum amount that can be withdrawn under the rider during a Policy Year without reducing the Benefit Base.

Maximum Anniversary Policy Value. The highest Policy value on any Policy Anniversary during the premium accumulation period (currently 10 years, however we may change the length of this period for new issues within a range we have established) after the later of the Policy Date or the most recent reset date, if any.

Premium Accumulation Value. The sum of premiums paid plus interest at the premium accumulation rate compounded annually for the premium accumulation period. This accumulation occurs during the Accumulation Phase beginning with the later of the Policy Date or the most recent reset date, if any. The initial Premium Accumulation Value is equal to the initial premium. The rate of interest is:
     o    5% for the Policy Year in which no withdrawal is taken
     o    0% for the Policy Year in which a withdrawal is taken

We may change these rates for new issues.

Remaining Balance. The most recently determined Benefit Base minus the sum of all withdrawals made since the later of the beginning of the Withdrawal Phase or the most recent step-up of the Benefit Base. The Remaining Balance will never be less than zero.

Overture Medley (R)                   -34-

Rider Charge Base. The value used to calculate the monthly rider charge for each Policy Month. At issue the Rider Charge Base is set equal to the initial premium. During the Accumulation Phase it is established on each Policy Anniversary as the maximum of the Policy value, the Premium Accumulation Value, and the Maximum Anniversary Policy Value. However, during the Policy Year the Rider Charge Base is increased dollar for dollar for premiums paid since the previous Policy Anniversary. The Rider Charge Base is also reduced for any withdrawals taken since the previous Policy Anniversary in the proportion that the withdrawal amount has to the Policy value prior to the withdrawal as described in the Withdrawals section of this rider.

During the Withdrawal Phase the Rider Charge Base is equal to the Benefit Base. Required Minimum Distribution (RMD). The Required Minimum Distribution amount as defined by Internal Revenue Code Section 401(a)(9), 408(b)(3), and related regulations. It is based on the previous year-end Policy value of only the Policy to which this rider is attached, including the present value of additional benefits provided under the Policy and any other riders attached to the Policy to the extent required to be taken into account under IRS guidance.

         Rider Charges
         The Guaranteed Maximum Charge and the Current Charge for the rider are shown in the CHARGES section of this prospectus. Other information about the rider charges is discussed in the CHARGES EXPLAINED section.

         Asset Allocation
         The GLWB2 rider limits individual transfers and future premium allocations otherwise permitted by the Policy. You agree that your Policy value will be invested in one of certain permitted allocation models ("GLWB Models")while the rider is active, and you agree to a rebalancing schedule. The GLWB Models currently available for use with the GLWB2 rider are: GLWB Balanced, GLWB Moderate, and GLWB Conservative. You are permitted to transfer your total Policy value from one GLWB Model to another GLWB Model. AIC will serve as your investment adviser fiduciary solely for purposes of development of the GLWB Models and periodic updates to the models or deletion of GLWB Models.

         The conditions of the Asset Allocation Program, if offered, will apply. However, changes to your allocations outside the permitted GLWB Models will terminate the rider. Only you can select the GLWB Model best for you. AIC will not make this decision for you.

         You may maintain Policy value in only one GLWB Model at any given time. A GLWB Model may be comprised of allocation to a single investment option or among multiple investment options. The GLWB Model allocations may be periodically adjusted among then current or new investment options(s) in accordance with the asset allocation program. The GLWB Models and any other investment restrictions are subject to periodic rebalancing. We reserve the right to offer GLWB Models with or without an asset allocation program.

         Premium payments will be credited to a GLWB Model and withdrawals will be deducted from a GLWB Model according to the current GLWB Model allocation. If a GLWB Model consists of multiple investment options, all premium payments will be credited pro rata among the investment options according to the allocation for the current GLWB Model and all withdrawals will be deducted pro rata from the investment options according to the allocation for the current GLWB Model.

         You may transfer your total Policy value from one permitted GLWB Model to another permitted GLWB Model. Changes to your premium payment allocation or Policy value allocation outside the permitted GLWB Model will terminate the rider.

         We have the right to create new GLWB Models or discontinue access to a GLWB Model. If a GLWB allocation model will be discontinued, we will notify you at least 30 days prior to the change. If after 30 days you have not selected another GLWB Model, we will transfer all funds from the discontinued GLWB Model to a default GLWB Model as specified in the notice. You may later request to transfer your total Policy value from the default GLWB Model to any of the remaining permitted GLWB Models.

          We may close one or more GLWB Models to additional premium payments and transfers. We will notify you at least 30 days prior to the closure(s). If you wish to make additional premium payments, you will be required to transfer your total Policy value to another GLWB Model for which additional premium payments are permitted.

         We will notify you in the event any transaction you request will involuntarily cause your GLWB2 rider to terminate for failure to invest according to a permitted GLWB Model. We will require you to sign a form to terminate your GLWB2 rider and request the investment option change. Until the service form is received in good order in our office, we will not complete your requested change.

Overture Medley (R)                   -35-

         Single Life Option - Rider Election by Surviving Spouse
         This section applies only to Policies issued as tax non-qualified, or to Policies issued as Traditional, SEP, SIMPLE, or Roth IRAs. The rider is not available to a surviving spouse when the single life option was selected and the Policy was issued under a qualified plan established by the applicable provisions of Internal Revenue Code Sections 401 or 457.

          If the Covered Person dies during the Accumulation Phase of the rider and if the surviving spouse of the deceased Covered Person has attained the age of 50, the surviving spouse may elect to continue this rider for his or her life in accordance with its terms. If the surviving spouse so elects, the rider will continue in the Accumulation Phase and the Premium Accumulation Value and Maximum Anniversary Policy Value will be set equal to the Policy Value. The rider charge will equal the rider charge in effect for new issues of the same rider and will not exceed the Maximum Rider Charge for the GLWB2 Rider, as stated in the CHARGES section of this prospectus. If the surviving spouse has not reached attained age 50, the rider will terminate

         If the Covered Person dies during the Withdrawal Phase, and if the surviving spouse of the deceased Covered Person elects to continue the Policy in accordance with its terms, the surviving spouse may continue the Policy and the rider. The LWBA in effect on the date of the Covered Person's death will be paid until such time that the Remaining Balance is reduced to zero. No step-up of the Benefit Base is available after the Covered Person's death.

         Joint Spousal Option - for Non-Qualified and IRA Plans
         The joint spousal option is available for Policies issued as tax non-qualified or Traditional, SEP, SIMPLE, or Roth IRAs (together referred to as "IRAs"). Additional conditions for IRAs with the joint spousal rider include that the spouse must be the primary beneficiary of the Owner. You should consult a competent tax adviser to learn how tax laws may apply to your interests in the Policy.

o        Accumulation Phase

         Reset Feature
         On each Policy Anniversary during the Accumulation Phase, the Premium Accumulation Value will be reset to the Policy value, if it is greater.

         At the time of a reset:
          1.   A new premium accumulation period begins for the:
               a.   Premium Accumulation Value; and,
               b.   Maximum Anniversary Policy Value.
          2. If the rider charge increases, we will notify you at least 30 days prior to the Policy Anniversary. The charge for the rider will be specified in the notice and will not exceed the maximum charge as stated in the CHARGES section of this prospectus.
          3.   You can decline the charge increase by sending us Written Notice no later than 10 days prior to the Policy Anniversary. If you decline the charge increase, the reset feature will be suspended and the charge percentage will remain unchanged for the current Policy Year. On each subsequent Policy Anniversary during the Accumulation Phase you will have the option to accept any available reset.

         On and after each reset, the provisions of the rider will apply in the same manner as they applied when the rider was issued. The deduction of charges, limitations on withdrawals, and any future reset options available on and after the most recent reset will again apply and will be measured from the most recent reset.

         Withdrawals
         You are permitted one withdrawal per Policy Year during the Accumulation Phase without initiating the Withdrawal Phase. (The withdrawal must be at least $250 and conform to other terms in the WITHDRAWALS section of this prospectus.) You must indicate your wish to exercise this provision at the time you request the withdrawal. The withdrawal can be no sooner than 30 days after the Policy Issue Date. A second request for a withdrawal in a Policy Year will automatically transition the rider to the Withdrawal Phase as described in the Withdrawal Phase section below.

         A withdrawal will reduce the Rider Charge Base, Premium Accumulation Value, and the Maximum Anniversary Policy Value in the same proportion that the withdrawal amount has to the Policy value prior to the withdrawal. The Rider Charge Base, Premium Accumulation Value, and Maximum Anniversary Policy Value after the withdrawal, respectively, will be equal to (a), minus the result of multiplying (a) by the quotient of (b) divided by (c) as shown in the following formula:

Overture Medley (R)                   -36-
               a - (a * (b / c))

               where:
               a = Rider Charge Base, Premium Accumulation Value, or Maximum
                   Anniversary Policy Value prior to the withdrawal;
               b = withdrawal amount;
               c = Policy value prior to the withdrawal

         Example:
               Assume the following items (actual results will depend on Policy experience):
                    Rider Charge Base (a)                  = $105,000
                    Premium Accumulation (a)               = $100,000
                    Maximum Anniversary Policy Value (a)   = $115,000
                    Partial Withdrawal Amount (b)          = $ 20,000
                    Policy Value before the withdrawal (c) = $120,000
               Given the assumed values, the effect of the partial withdrawal on the Premium Accumulation Value would be:
                    a  =  $100,000
                    b  =  $ 20,000
                    c  =  $120,000
               Premium Accumulation after the partial withdrawal
                    =  $100,000-($100,000*($20,000/$120,000))
                    =  $100,000-($100,000*(0.16667))
                    =  $100,000-($16,666.67)
                    =  $83,333.00

         The effect of the partial withdrawal on the Rider Charge Base and Maximum Anniversary Policy Value assumed above would be $87,499.65 and $95,832.95, respectively, utilizing the same equation.

Taking a withdrawal under this provision will reduce the annual rate of interest for the Premium Accumulation Value to 0% for the Rider Year in which the withdrawal is taken.

o        Withdrawal Phase

         You may choose to begin withdrawal payments no sooner than 30 days after the Policy Issue Date and no later than 60 days after the date we receive the properly completed service form in our office.

         Benefit Base
         The Benefit Base is established at the beginning of the Withdrawal Phase. It is not used to determine other benefits or features of the Policy or the rider.

         The Benefit Base is adjusted downward due to an Excess Withdrawal and upward due to step-up or additional premium payments.

         Lifetime Withdrawal Benefit Amount (LWBA)
         We guarantee, as an obligation of our general account, that you can withdraw up to the LWBA during the Withdrawal Phase, regardless of Policy value, until the death of the last Covered Person.

         The LWBA is determined by applying the lifetime distribution factor to the Benefit Base. The lifetime distribution factor corresponds to the attained age of the Youngest Covered Person at the beginning of the Withdrawal Phase. The lifetime distribution factor is established from the following schedule; it never changes once it is established:
          o    3.50% - ages 50 through 54
          o    4.00% - ages 55 through 59
          o    4.50% - ages 60 through 64
          o    5.00% - ages 65 through 69
          o    5.25% - ages 70 through 74
          o    5.50% - ages 75 through 79
          o    6.00% - age 80 and older

However, we may change this schedule for new issues. At any time that the Benefit Base is adjusted, the LWBA is re-determined by applying the lifetime distribution factor determined at the beginning of the withdrawal phase to the adjusted Benefit Base.

         You have the choice of receiving withdrawals on an annual, semi-annual, quarterly, or monthly basis. If periodic withdrawals would be or become less than $100, we will change the frequency of withdrawals to an interval that will result in a payment of at least $100.

Overture Medley (R)                   -37-

         Impact of Withdrawals on Benefit Base
         Withdrawals taken during the Withdrawal Phase may impact the Benefit Base. Total withdrawals in a Policy Year up to the LWBA will not reduce the Benefit Base and will not impact the LWBA. If you are required to take RMD from the Policy and the RMD exceeds the LWBA, the portion of the RMD that is greater than the LWBA will not be treated as an Excess Withdrawal. Any withdrawal amount that causes total withdrawals in a Policy Year to exceed the greater of the LWBA or the RMD will be treated as an Excess Withdrawal.

         At the time a withdrawal is taken, if the total withdrawals in a Policy Year exceed the LWBA, the excess will be considered as an Excess Withdrawal. Excess Withdrawals will proportionally reduce the Benefit Base. The proportional reduction that will be applied to the Benefit Base is equal to the quotient of (x) divided by the result of subtracting (z) minus (x) from (y):

               _____x____
               (y - (z - x))

               where:
               x = Excess Withdrawal amount with respect to LWBA;
               y = Policy value immediately prior to the withdrawal; z = total amount of the current withdrawal.

         Example:
               Assume the following items (actual results will depend on Policy experience):
                    Benefit Base                             = $100,000
                    LWBA                                     = $ 5,000
                    Partial Withdrawal Amount (z)            = $ 7,000
                    Excess Partial Withdrawal Amount (x)     = $ 2,000
                    Policy Value Prior to Withdrawal (y)     = $ 90,000
               The proportional reduction factor: x/(y-(z-x))= 2,000/(90,000- (7,000-2,000))=0.02353
               The effect on the Benefit Base is: $100,000x0.02353=$2,353 Applying the reduction to the Benefit Base: $100,000-$2,353= $97,647

         A reduction in the Benefit Base will reduce the LWBA.

         No Excess Withdrawals will be allowed when the Policy value is zero. If an Excess Withdrawal reduces the LWBA to an amount less than $100, we will pay the Remaining Balance in a lump sum. The rider and its benefits will be terminated.

         Step-Up of Benefit Base
         -----------------------
         On each Policy Anniversary during the Withdrawal Phase, we will compare the Policy value to the Benefit Base. If the Policy value is greater than the Benefit Base on any anniversary, we will increase the Benefit Base to equal the Policy value and recalculate the LWBA, which will increase the LWBA.

         Additional Premiums
         -------------------
         Additional premium payments made during the Withdrawal Phase will:
          1. increase the Policy value according to the provisions of the Policy; and,
          2.   increase the Benefit Base; and,
          3.   increase the LWBA.

         Premium payments made during the Withdrawal Phase may not exceed $100,000 during a Policy Year without our prior approval. Premium payments will not be accepted if the Policy value is zero.

o        Guaranteed Phase

         If a withdrawal (including an RMD) reduces the Policy value to zero and at least one Covered Person is still living, the following will apply:
          a.   the monthly rider charge will no longer be deducted; and,
          b. the LWBA will be provided until the death of the last surviving Covered Person under a series of pre-authorized withdrawals according to a frequency selected by the Owner, but no less frequently than annually; and,
          c.   no additional premiums will be accepted; and,
          d.   no additional step-ups will occur; and,
          e. any Remaining Balance will not be available for payment in a lump sum and may not be applied to provide payments under an annuity option; and,
          f. the Policy and any other riders will cease to provide any death benefits.

o        Death Benefit

         Upon the death of the last Covered Person, provided the rider is not in the Guaranteed Phase, the beneficiary will elect to receive either the Death Benefit as provided by the Policy and other riders, as applicable, or the distribution of the Remaining Balance accomplished through the payment of the LWBA subject to the IRS regulations as relating to RMD until such time that the Remaining Balance is zero.

Overture Medley (R)                   -38-

         If the last surviving Covered Person dies and the Policy value is zero as of the date of death, any Remaining Balance of the Benefit Base will be distributed to the Beneficiary through the payment of the LWBA until such time that the Remaining Balance is zero.

o        Termination of Rider

         Except as otherwise provided under the Continuation of Rider by Surviving Spouse for Single Life Option, the rider will terminate without value on the earliest occurrence of any of the following dates:
          1.   the date of death of the last surviving Covered Person;
          2. the date there is a change of Owner that results in a change of Covered Person;
          3. the date annuity payments commence under an annuity income option as described in the Policy;
          4. the date an Excess Withdrawal is taken such that the LWBA is less than $100;
          5. the date any asset allocation requirement or investment restriction is violated;
          6. the date the Owner(s) provides us with Written Notice to terminate either this rider or the Policy.

If annuity payments are to commence under number 3 above at the maximum Annuity Date, the Owner may select one of the following options:
               a. apply the Policy value under an annuity income option described in the Policy, or
               b. receive periodic annualized payments equal to the LWBA that would otherwise be determined at that time through a life contingent annuity.

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------

         This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). It is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. You should consult a competent tax adviser to learn how tax laws apply to your annuity interests.

         Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities in general and Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings.

         Tax Deferrals During Accumulation Period
         An important feature of variable annuities is tax-deferred treatment of earnings during the accumulation phase. An individual Owner is not taxed on increases in the value of a Policy until a withdrawal occurs, either in the form of a non-periodic payment or as annuity payments under the settlement option selected.

         Taxation of Withdrawals
         Withdrawals are included in gross income to the extent of any allocable income. Any amount in excess of the investment in the Policy is allocable to income. Accordingly, withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal.

         If you make a withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
          o    after the taxpayer reaches age 59 1/2;
          o    upon the death of the Owner;
          o    if the taxpayer is defined as totally disabled;
          o as periodic withdrawals that are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary;
          o    under an immediate annuity; or
          o    under certain other limited circumstances.

         Taxation of Annuity Payments
         Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity policy in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Policy to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Policy by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Policy, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax adviser to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

Overture Medley (R)                   -39-

         Taxation of Death Proceeds
         A death benefit paid under the Policy may be taxable income to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply to your estate, even if all or a portion of the benefit is subject to federal income taxes. To be treated as an annuity, a Policy must provide that:
(1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Policy is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if the Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. However, if an individual is designated as beneficiary, they may take distribution over their life expectancy. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the beneficiary is the surviving spouse of the Owner, it is possible to continue deferring taxes on the accrued and future income of the Policy until payments are made to the surviving spouse.

         Tax Treatment of Assignments and Transfers
         An assignment or pledge of an annuity Policy is treated as a withdrawal. Also, the Code (particularly for tax-qualified plans) and ERISA in some circumstances prohibit such transactions, subjecting them to income tax and additional excise tax. Therefore, you should consult a competent tax adviser if you wish to assign or pledge your Policy.

         Tax Treatments by Type of Owner
         A Policy held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes unless annuity payments start within a year. The income on such a Policy is taxable in the year received or accrued by the Owner. However, this rule does not apply if the Owner is acting as an agent for an individual or is an estate that acquired the Policy as a result of the death of the decedent. Nor does it apply if the Policy is held by certain qualified plans, is held pursuant to a qualified funding trust (structured settlement plan), or if an employer purchased the Policy under a terminated qualified plan. You should consult your tax adviser before purchasing a Policy to be owned by a non-natural person.

         Annuity Used to Fund Qualified Plan
         The Policy is designed for use with various qualified plans, including:
         o Individual Retirement Annuities (IRAs), Code Section 408(b);
         o Simplified Employee Pension (SEP IRA), Code Section 408(k);
         o Savings Incentive Match Plans for Employees (SIMPLE IRA), Code
           Section 408(p); and
         o Roth IRAs, Code Section 408A.

         The Policy will not provide additional tax deferral benefits if it is used to fund a qualified plan. However, Policy features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. Each purchaser should obtain advice from a competent tax adviser prior to purchasing a Policy issued under a qualified plan.

         The Company reserves the right to limit the availability of the Policy for use with any of the plans listed above or to modify the Policy to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Policy. Our Service Center is available to assist you with any of your contract needs.

         Tax Impact on Account Value
         Certain Policy credits are treated as taxable "earnings" and not "investments" for tax purposes. Taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts).

Overture Medley (R)                   -40-

MISCELLANEOUS
--------------------------------------------------------------------------------
         About Our Company

         Ameritas Life Insurance Corp. issues the Policy described in this prospectus and is responsible for providing each Policy's insurance and annuity benefits.

         Ameritas Life is a stock life insurance company organized under the insurance laws of the State of Nebraska, in business since 1887. We are an indirect wholly owned subsidiary of Ameritas Mutual Holding Company. Our address is 5900 "O" Street, Lincoln, Nebraska, 68510. (See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.)

         We are engaged in the business of issuing life insurance and annuities, group dental and vision insurance, retirement plans and 401(k) plans throughout the United States (except New York). The Ameritas companies are a diversified family of financial services businesses offering the above-listed products and services as well as mutual funds and other investments, financial planning, banking, and public financing.

         Ameritas Life relies on the exemption provided by Rule 12h-7 to file reports under the Securities Exchange Act of 1934.

         Distribution of the Policies

         Ameritas Investment Corp. ("AIC"),  5900 "O" Street,  Lincoln,
Nebraska 68510, is the principal underwriter of the Policies. AIC is a direct majority-owned subsidiary of Ameritas Life. AIC enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and will also be licensed as insurance agents to sell variable insurance products. AIC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). Commissions paid to all distributors may be up to a total of 7.5% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees, and production incentive bonuses. The list of broker-dealers to whom we pay conference sponsorship fees (typically ranging from $5,000 to $25,000) and marketing support allowances may change from time to time. In calendar year 2011, we paid no conference sponsorship fees. We paid marketing support allowances to certain agencies affiliated with Centralife Annuities Service, Inc., the minority owner (20%) of AIC. These distribution expenses do not result in any additional charges under the Policy other than those described in this prospectus' CHARGES EXPLAINED section.

         Voting Rights

         As a Policy Owner, you may have voting rights in the portfolios whose shares underlie the Subaccounts in which you are invested. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights. If you send us written voting instructions, we will follow your instructions in voting the portfolio shares attributable to your Policy. If you do not send us written instructions, we will vote the shares attributable to your Policy in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners. It is possible that a small number of Policy Owners can determine the outcome of a voting proposal. The underlying portfolios may not hold routine annual shareholder meetings.

         Legal Proceedings

         As of the date of this prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets.

Overture Medley (R)                   -41-

APPENDIX B: Tax-Qualified Plan Disclosures
--------------------------------------------------------------------------------

---------------------------------------------- ---------------------------------
DISCLOSURE STATEMENT                           For annuity policies issued as a:
                                               |    Traditional IRA
AMERITAS LIFE INSURANCE CORP.                  |    SEP IRA
                                               |    SIMPLE IRA
                                               |    Roth IRA
---------------------------------------------- ---------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Statement is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Policy, please contact us at the address and telephone number shown below.

YOUR RIGHT TO CANCEL
--------------------
You may cancel your IRA within seven days after the date you receive this Disclosure Statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated Written Notice to cancel your Policy no later than the seventh day after issuance to us at:
                          Ameritas Life Insurance Corp.
                   Service Center, Attn: Annuity Service Team
                                 P.O. Box 82550
                                Lincoln, NE 68501
                            Telephone 1-800-745-1112

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

--------------------------------------------------------------------------------

PROVISIONS OF IRA LAW
---------------------
This disclosure is applicable when our variable annuity Policy is used for a Traditional IRA or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Policy is used for a Simplified Employee Pension (SEP-IRA), or Savings Incentive Match Plan for Employees (SIMPLE-IRA). A separate Policy must be purchased for each individual under each arrangement/plan. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

TRADITIONAL IRA
---------------
Eligibility
You are eligible to establish a Traditional IRA if you are younger than age
70 1/2 and if, at any time during the year, you receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file a joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer or "Rollover" funds from another IRA or certain qualified plans to an IRA, which is described below.

Annual Contribution Limits
You may make annual contributions to a Traditional IRA of up to the Annual Contribution Limit of $5,000 in 2012 or 100% of your earned income (compensation), whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limits are required to be increased by the IRS to reflect increases in inflation.

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Traditional IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA provision. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Traditional and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Ameritas Life Insurance Corp.        -B:1-         Tax Qualified Plan Disclosure

Distributions from another IRA or certain other qualified plans may be "rolled over" into an IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your tax return must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

Deductibility of Contributions
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, SIMPLE IRA, SIMPLE 401(k) plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored retirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phase out range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phase out range are not entitled to an IRA deduction. The phase out limits are as follows:

                   Married Filing Jointly     Single/Head of Household
                   ----------------------     ------------------------
          Year              AGI                         AGI
          ----              ---                         ---
          2010       $89,000 - $109,000          $56,000 - $66,000
          2011       $90,000 - $110,000          $56,000 - $66,000
          2012       $92,000 - $112,000          $58,000 - $68,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $173,000 and the deductible contribution for you is phased out between $173,000 and $183,000 of AGI.

Even if you will not be able to deduct the full amount of your Traditional IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Traditional IRA contributions accumulate tax-free until you withdraw them.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Traditional IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Distributions From Your Traditional IRA During Your Life
You may take distributions from your Traditional IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income if distributed prior to you attaining age 59 1/2, unless: (1) the distributions made to a beneficiary on or after the Owner's death; (2) distribution is made because of your permanent disability; (3) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed the life expectancy of you and your designated beneficiary; (4) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (5) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (6) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (7) the distribution is made for the qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; (8) distributions to satisfy a levy issued by the IRS; or (9) as a qualified reservist distribution. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions no later than April 1 following the year in which you reach age 70 1/2 whether or not you have retired (Required Beginning Date). There is a minimum amount which you

Ameritas Life Insurance Corp.        -B:2-         Tax Qualified Plan Disclosure
must withdraw by the Required Beginning Date and by each December 31 thereafter. You should consult with your own tax or financial adviser with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met. Failure to take the Required Minimum Distribution could result in an additional tax of 50% of the amount not taken.

Distributions From Your Traditional IRA After Your Death
If you die before all the funds in your Traditional IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Beginning Date, your designated beneficiary must withdraw the funds remaining as follows: 1) distributed no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) distributed over the life or life expectancy of the named beneficiary and must begin on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments may begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funds remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, your designated beneficiary must select to have the remaining amount of your Traditional IRA distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Traditional IRA as his or her own Traditional IRA.

Tax Consequences
Amounts paid to you or your beneficiary from your Traditional IRA are taxable as ordinary income, except that you recover your nondeductible Traditional IRA contributions tax-free.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

Tax-Free Rollovers
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Traditional IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, or SIMPLE plan into a Traditional IRA. Such an event is called a Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Traditional IRA contributions, but also are not tax deductible.

There are two ways to make a Rollover to your IRA:

1. Participant Rollovers are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution.

Participant Rollover amounts may be subject to a mandatory 20% federal income tax withholding. Participant Rollovers from another Traditional IRA, as well as Direct Rollovers (see below), are not subject to mandatory withholding. Traditional IRA to Traditional IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Traditional IRA assets to another Traditional IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer.

2. Direct Rollovers are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are not considered to be eligible for Rollover and include:
     a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
     b. required minimum distributions made during or after the year you reach age 70 1/2;
     c.   any hardship distributions made under the terms of the plan; and
     d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Traditional IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 (No Traditional IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Traditional IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

For rules applicable to rollovers or transfers to Roth IRAs, see the paragraphs on Roth IRA, next page.

Ameritas Life Insurance Corp.        -B:3-         Tax Qualified Plan Disclosure

SEP IRA
-------
A SEP Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS Form 5305-SEP); otherwise SEP IRAs generally follow the same rules as Traditional IRAs.

SIMPLE IRA
----------
SIMPLE IRAs operate in connection with a SIMPLE Plan maintained by an eligible employer. Each participating employee has a SIMPLE IRA to receive contributions under the plan. SIMPLE IRAs have specific rules regarding eligibility, contribution, and tax-withdrawal penalties (as described in IRS Form 5304-SIMPLE); otherwise, SIMPLE IRAs generally follow the same rules as Traditional IRAs.

ROTH IRA
--------
Eligibility
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Traditional IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

Limit on Annual Contributions
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $5,000 for 2012. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000, so long as your earned income or compensation is greater than the Annual Contribution Limit. The Annual Contribution Limits are required to be increased by the IRS to reflect increases in inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution Limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution Limit is the maximum that can be contributed to all IRAs (Roth and Traditional) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Traditional IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $110,000. Your ability to contribute to your Roth IRA is phased out at $125,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $173,000. Your ability to contribute to your Roth IRA is phased out at $183,000.

Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior tax year or it will be treated as made for the current tax year.

Deductibility of Contributions
Unlike a Traditional IRA, contributions to your Roth IRA are not deductible.

Excess Contributions
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

Tax on Withdrawals From Your Roth IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death or disability, or for qualified first-time homebuyer expenses.

Ameritas Life Insurance Corp.        -B:4-         Tax Qualified Plan Disclosure

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

Required Payments From Your Roth IRA
Unlike a Traditional IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Policy value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Policy is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

Rollovers and Conversions
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Traditional IRA to a Roth IRA. You can roll over distributions from a Traditional IRA to a Roth IRA if you convert such amounts within 60 days after distribution. Note that rollover contributions to a Roth IRA are included in taxable income and may result in additional tax. There may be additional income tax consequences upon a conversion. Consult your financial adviser to determine other considerations when converting a Traditional IRA to a Roth IRA.

Recharacterization
You may correct an IRA conversion by recharacterizing your conversion. For example, you may have converted from a Traditional IRA to a Roth IRA and decide later you do not want to make the conversion. You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. Consult your tax adviser before recharacterizing a contribution.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS
-------------------------------------------------

Lump Sum Distribution
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Traditional IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans.

Nontransferability
You may not transfer, assign or sell your IRA to anyone (except in the case of transfer incident to divorce).

Nonforfeitability
The value of your IRA belongs to you at all times, without risk of forfeiture.

Loans and Prohibited Transactions
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Traditional IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and be treated as a distribution. It would be includable in your taxable income in the year of violation and subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

Financial Disclosure
Contributions to your IRA will be invested in a variable annuity Policy. The variable annuity Policy, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Policy IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Policy will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.

STATUS OF OUR IRA PLAN
----------------------

We may, but are not obligated to, seek IRS approval of your Traditional IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Traditional IRA or Roth IRA.

Ameritas Life Insurance Corp.        -B:5-         Tax Qualified Plan Disclosure

                                    THANK YOU
for reviewing this prospectus. You should also review the series fund prospectuses for those Subaccount variable investment option underlying portfolios you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:

                          Ameritas Life Insurance Corp.
                                 Service Center
                                 P.O. Box 82550
                             Lincoln, Nebraska 68501
                                       or
                                 5900 "O" Street
                             Lincoln, Nebraska 68510
                            Telephone: 1-800-745-1112
                               Fax: 1-402-467-7335
                 Interfund Transfer Request Fax: 1-402-467-7923
                                  ameritas.com

                           REMEMBER, THE CORRECT FORM
is important for us to accurately process your Policy elections and changes. Many can be found in the "on-line services" section of our website. Or, call us at our toll-free number and we will send you the form you need.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

         A Statement of Additional Information, dated August 27, 2012, contains other information about the Separate Account and Ameritas Life, plus more details concerning the disclosures in this prospectus.

         For a free copy, access it on the SEC's website (www.sec.gov, select "Search for Company Filings," select "file number," then type "333-182090"), or write or call us. Here is the Table of Contents for the Statement of Additional
Information:

                                            Begin on
                                              Page
------------------------------------------ -----------

General Information and History                1
Services

------------------------------------------ -----------

Purchase of Securities Being Offered           2
Underwriter

------------------------------------------ -----------

Calculation of Performance                     3
  Standardized Performance Reporting
  Non-Standardized Performance Reporting
  Yields
------------------------------------------ -----------

ASSET ALLOCATION PROGRAM                       4
offered through Ameritas Investment Corp.
("AIC")

------------------------------------------ -----------

Other Information                              6
Service Marks and Copyrights
Licensing Agreement
Financial Statements

------------------------------------------ -----------

(C)  2012 Ameritas Life Insurance Corp.

                       Ameritas Life Insurance Corp. Logo

Overture Medley (R)          Last Page               SEC Registration #811-05192

--------------------------------------------------------------------------------
Statement of Additional Information:  August 27, 2012
to accompany Policy Prospectuses dated August 27, 2012

                                            [Ameritas Life Insurance Corp. Logo]

VARIABLE ANNUITY POLICIES
offered through
AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
--------------------------------------------------------------------------------
         TABLE OF CONTENTS                   Page


GENERAL INFORMATION AND HISTORY                 1
SERVICES

PURCHASE OF SECURITIES BEING                    2
     OFFERED
UNDERWRITER

CALCULATION OF PERFORMANCE                      3
    STANDARDIZED PERFORMANCE
      REPORTING
    NON-STANDARDIZED PERFORMANCE
      REPORTING
    YIELDS

ASSET ALLOCATION PROGRAM                        4
offered through
AMERITAS INVESTMENT CORP. ("AIC")

OTHER INFORMATION                               6
SERVICE MARKS AND COPYRIGHTS
LICENSING AGREEMENT
FINANCIAL STATEMENTS

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Policy prospectus and should be read in conjunction with the prospectus. The Policy prospectus may be obtained from our Service Center by writing us at P.O. Box 82550, Lincoln, Nebraska 68501, by sending an email to us through our website at ameritas.com, or by calling us at 1-800-745-1112. Defined terms used in the current prospectus for the Policies are incorporated in this Statement.

                         GENERAL INFORMATION AND HISTORY

Ameritas Variable Separate Account VA-2 is a separate investment account of Ameritas Life Insurance Corp. ("we," "us," "our," "Ameritas Life"). We are engaged in the business of issuing life insurance and annuities, group dental, eye care and hearing care insurance, retirement plans and 401(k) plans throughout the United States (except in New York). We are a stock life insurance company organized under the insurance laws of the State of Nebraska since 1887. We are wholly owned by Ameritas Holding Company ("AHC"), a Nebraska stock insurance holding company. AHC is wholly owned by Ameritas Mutual Holding Company ("Ameritas")(UNIFI(R) Mutual Holding Company ("UNIFI(R)") prior to May 2, 2012, when the company's name changed), a Nebraska mutual insurance holding company. The Ameritas companies are a diversified family of financial services businesses. For a complete list of the Ameritas companies and their products and services, visit the Ameritas website at ameritas.com. Each Ameritas company is solely responsible for its own financial condition and contractual obligations.

Ameritas Life maintains and services Policies described in this Statement of Additional Information and in the prospectus, in accordance with their terms.

                                    SERVICES

The balance sheets - statutory basis of Ameritas Life Insurance Corp., a wholly owned subsidiary of Ameritas Holding Company, as of December 31, 2011 and 2010 and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2011, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein and the statements of net assets of each of the subaccounts of Ameritas Variable Separate Account VA-2 as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended and the financial highlights for each of the periods in the five years then ended, have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 1601 Dodge Street, Suite 3100, Omaha, NE 68102.

Our financial statements are part of this SAI. They only bear on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 1

Affiliates of Ameritas Life provide administrative services to Ameritas Life relating to policies offered by its separate accounts, including Ameritas Variable Separate Account VA-2 (the "Registrant"). For 2009 and 2010, these services were provided under the UNIFI(R) companies' General Administrative Services Agreement dated January 1, 2006 (the "original Agreement"). Under the terms of the original Agreement, certain affiliates provided management, administrative, information technology, actuarial, and other services to Ameritas Life. On January 1, 2011, the original Agreement was replaced with an Amended and Restated General Administrative Services Agreement (the "current Agreement"), under which all administrative services relating to policies offered by the Ameritas Life separate accounts were provided directly by Ameritas Life. Therefore, Ameritas Life made no payments for administrative services provided by affiliated companies in 2011, and no amounts are reported for 2011 in the chart below. Neither the original Agreement nor the current Agreement is an agreement of or an expense to the Registrant. For the services provided to Ameritas Life for Ameritas Life commissioned variable annuities, Ameritas Life paid the following amounts to the listed affiliates in the last three years:

                                                              --------------- ---------------- ----------------
AFFILIATE: *                                      YEAR:             2009            2010             2011
------------------------------------------------------------- --------------- ---------------- ----------------
The Union Central Life Insurance Company                          $5,091,384     $4,462,152               $0
------------------------------------------------------------- --------------- ---------------- ----------------
Acacia Life Insurance Company                                       $340,390       $221,107               $0
------------------------------------------------------------- --------------- ---------------- ----------------
* Each affiliate listed became a wholly owned subsidiary of Ameritas Life in 2009.

Ameritas Life entered into a Service Agreement dated May 1, 2010, with its affiliate, Summit Investment Advisors, Inc. ("Summit"), for purpose of Summit developing and providing ongoing evaluation and other services for the Asset Allocation Program available for the Policies. For services Summit performed under this agreement for Ameritas Variable Separate Account VA-2, Ameritas Life paid Summit $58,553.60 in the year ended December 31, 2010, and $91,922.14 in the year ended December 31, 2011.

All matters of state and federal law pertaining to the Policies have been reviewed by the Ameritas Life internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

Overture Medley (R) is a flexible premium variable deferred annuity policy. Overture Medley (R) Policies are sold by licensed insurance agents in states where the Policies may lawfully be sold. The agents who sell the Policies are registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 ("1934 Act") and members of the Financial Industry Regulatory Authority ("FINRA"). Overture Annuity single premium variable annuity policies and Overture Annuity II, Overture Annuity III, Overture Annuity III-Plus, Overture Acclaim!, and Overture Accent! flexible premium variable deferred annuity policies are no longer offered for sale. The agents that service the Policies also are registered representatives of broker-dealers that are registered under the 1934 Act and members of FINRA.

                                   UNDERWRITER

The Overture Medley(R) Policy is offered continuously and is distributed by Ameritas Investment Corp. ("AIC"), 5900 "O" Street, Lincoln, Nebraska 68510. AIC also served as the underwriter and distributor for the other Policies in the Separate Account, listed above. AIC is a majority-owned subsidiary of ours. AIC enters into contracts with various broker-dealers ("Distributors") to distribute the Policies.

                                                                   ----------------- ---------------- ----------------
                                                           YEAR:          2009             2010             2011
-----------------------------------------------------------------  ----------------- ---------------- ----------------
Variable annuity commissions the Depositor paid to AIC that           $7,835,237        $9,534,242       $10,841,929
were paid to other broker-dealers and representatives (not kept by AIC).
-----------------------------------------------------------------  ----------------- ---------------- ----------------
Variable annuity commissions earned and kept by AIC.                     $36,508              $424           $22,807
-----------------------------------------------------------------  ----------------- ---------------- ----------------
Fees the Depositor paid to AIC for variable annuity Principal           $195,729          $256,379          $141,246
Underwriter services.
-----------------------------------------------------------------  ----------------- ---------------- ----------------

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 2

                           CALCULATION OF PERFORMANCE

When we advertise performance for a Subaccount (except any Money Market Subaccount), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for a Subaccount will be shown for periods beginning on the date the Subaccount first invested in a corresponding series fund portfolio. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission ("SEC").

We report average annual total return information via Internet and periodic printed reports. Average annual total return quotations on our Internet website are current as of the previous Business Day. Printed average annual total return information may be current to the last Business Day of the previous calendar week, month, or quarter preceding the date on which a report is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will cover at least periods of one, five, and ten years, or a period covering the time the Subaccount has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series fund portfolio has been in existence for longer than the Subaccount, the non-standardized total return quotations will show the investment performance the Subaccount would have achieved (reduced by the applicable charges) had it been invested in the series fund portfolio for the period quoted; this is referred to as "adjusted historical" performance reporting. Standardized average annual total return is not available for periods before the Subaccount was in existence.

Quotations of standardized average annual total return and non-standardized total return are based on historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a Subaccount and its corresponding series fund portfolio include general market conditions, operating expenses and investment management. An Owner's withdrawal value upon surrender of a Policy may be more or less than the premium invested in the Policy.

Standardized Performance Reporting
Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in a Subaccount at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the mortality and expense fee and administrative expense charge and the current annual Policy Fee. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

Non-Standardized Performance Reporting
We may also advertise non-standardized total return. Non-standardized total return may assume: (1) the Policy is not surrendered, so no withdrawal charges are levied; (2) the Subaccounts have existed for periods other than those required to be presented in Standardized Performance Reporting; (3) current charges are incurred if they are less than the Policy's guaranteed maximum charges; or (4) may differ from standardized average annual total return in other ways disclosed in the table description. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical Policy. For these reasons, non-standardized total returns for a Subaccount are usually higher than standardized total returns for a Subaccount.

Yields
We may advertise the current annualized yield for a 30-day period for a Subaccount. The annualized yield of a Subaccount refers to the income generated by the Subaccount over a specified 30-day period. Because this yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period.
The yield is computed by dividing the net investment income per Accumulation Unit earned during the period by the price per unit on the last day of the period, according to the following formula:
                           YIELD=2[(a - b +1)(6) - 1]
                                    -----
                                      cd
Where a=net investment income earned during the period by the portfolio company attributable to shares owned by the Subaccount, b=expenses accrued for the period (net of reimbursements), c=the average daily number of Accumulation Units outstanding during the period, and d=the maximum offering price per Accumulation Unit on the last day of the period. The yield reflects the base Policy mortality and expense risk fee and administrative

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 3
expense charge. Net investment income will be determined according to rules established by the SEC. The yield assumes an average Policy size of $30,000, such that no Policy fee is applicable, and also assumes the Policy will continue (since the Policy is intended for long term investment) so does not reflect any withdrawal charge.

Because of the charges and deductions imposed by the Separate Account, the yield for a Subaccount will be lower than the yield for the corresponding series fund portfolio. The yield on amounts held in the Subaccount normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield will be affected by the types and quality of portfolio securities held by the series fund and the series fund's operating expenses.

Any current yield quotations of the Money Market Subaccount, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Subaccount based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The Money Market Subaccount's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing Policy having a balance of one Accumulation Unit at the beginning of the base period, subtracting a hypothetical charge reflecting those Policy deductions stated above, and dividing the net change in Policy value by the value of the Policy at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The Money Market Subaccount's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Subaccount.

The Money Market Subaccount's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the series fund's expenses. Although we determine the Subaccount's yield on the basis of a seven calendar day period, we may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series fund's prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Policy Owner's investment in the Money Market Subaccount nor that Subaccount's investment in the Money Market series fund portfolio is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

                            ASSET ALLOCATION PROGRAM
                                 offered through
                       AMERITAS INVESTMENT CORP. ("AIC")

The Service
Ameritas Investment Corp. ("AIC"), a majority owned subsidiary of Ameritas Life, has developed several asset allocation models, each based on different profiles of an investor's willingness to accept investment risk, that are provided exclusively through our Policies as the Asset Allocation Program (the "Program"). AIC periodically (typically annually) evaluates and updates the models. In developing and periodically updating the models, AIC currently relies on the fund-specific model recommendations made by Summit Investment Advisors, Inc. ("Summit"), a registered investment advisor, which, like Ameritas Life, is wholly owned by AHC and ultimately by Ameritas. AIC may change the firm it uses, or, as is currently the case, may use no independent firm when developing the models for the Program.

If you choose to subscribe to the Program, AIC will serve as your investment adviser solely for purposes of development of the Program models and periodic updates of the models.

If you choose to subscribe to the Program, AIC instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Policy value will be rebalanced quarterly consistent with your selected model.

The Asset Allocation Program Models

Development of the Program models is a multi-step process. First, we obtain research relating to models from an unaffiliated firm, then an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, Summit determines how available investment options can be used to

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 4
implement the asset class level allocations. Investment options are selected in a way intended to optimize potential returns for each model, given a particular level of risk tolerance. Summit may also choose passively managed index investment options to optimize returns for a given risk profile. Summit's philosophy on selecting active investment managers centers on choosing experienced managers that add value over time, using a consistent process, and staying on mandate across market cycles. When selecting investment options, Summit looks for competitive fees, tenured fund management, and total returns that are competitive to their peers. Summit avoids managers holding "off-mandate" exposures, or other significant portfolio concentrations that could lead to sharp performance deviations. This process could, in some cases, result in the inclusion of an investment option in a model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

Periodic Updates of the Models and Notices of Updates
Each model is evaluated periodically (generally, annually) to assess whether the combination of investment options within each model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the model. As a result, each model may change, and the investment options used within a model may change.

When your selected model is updated, AIC instructs us to automatically reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the model you have selected. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing). AIC requires that you give it discretionary investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the model you have selected, if you wish to participate in the Program.

When AIC updates the models, we will send you written notice of the updated models at least 30 days in advance of the date the updated models are to be effective. If you wish to accept the changes in your selected model, you will not need to take any action, as your Policy value and any subsequent premium will be automatically reallocated pursuant to the updated model. If you do not wish to accept the changes to your selected model, you can change to a different model or withdraw from the Program.

Risks
Although asset allocation models are designed to optimize returns given the various levels of risk, there is no assurance that a model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in a Program model than if you had not participated. A model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the pertinent portfolios and the models.

Potential Conflicts of Interest. AIC and Summit may be subject to competing interests that have the potential to influence decision making with regard to the models. In addition to its limited role as investment adviser under the Program, AIC is also compensated by us as principal underwriter for the Policies. Also, Calvert Variable Portfolios, Inc. and Calvert Variable Series, Inc. (the "Calvert Funds"), which are part of the Ameritas Mutual Holding Company and therefore are affiliated with us, have portfolios offered through the Policy. The Calvert Funds are advised by Calvert Investment Management, Inc. ("CIM"), an affiliate of ours, and certain of the Calvert Funds are subadvised by Summit, also an affiliate of ours. CIM and Summit are compensated for administrative, advisory and subadvisory services they provide. Calvert Fund portfolios may or may not be included in the models. We may receive revenue sharing from other portfolios that are available as investment options or distribution fees. AIC may have an incentive to use certain portfolios in the models that provide higher revenue sharing or advisory fees. AIC may believe that certain portfolios may benefit from additional assets or could be harmed by redemptions. Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI: 5
of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, Summit may consult with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves. Neither AIC nor we dictate to Summit the number of portfolios in a model, the percent that any portfolio represents in a model, or which portfolios may be selected (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). Summit may have an incentive to recommend certain portfolios that have administrative, advisory or subadvisory services provided by CIM and Summit. As a result of the competing interests the affiliated parties face in this Program, there is an increased potential risk of a conflict of interest in these arrangements.

AIC and we are under no obligation to continue the Program, or any asset allocation program, and have the right to terminate or change such services at any time.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policy described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Policy prospectus or this Statement. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's website at www.sec.gov, select "Search for Company Filings," then type file number "811-05192" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 202-551-8090 for details and public hours.)

                          SERVICE MARKS AND COPYRIGHTS

"Ameritas" the bison symbol, and "Overture Medley(R)" are registered service marks of Ameritas Life Insurance Corp. The Policies and Policy prospectuses are copyrighted by Ameritas Life Insurance Corp.

                               LICENSING AGREEMENT

The Policy is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the Owners of the Policy or any member of the public regarding the advisability of investing in securities generally or in the Policy particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee ("Ameritas Life") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the product. S&P has no obligation to take the needs of the Licensee or the Owners of the Policy into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the timing of the issuance or sale of the product or in the determination or calculation of the equation by which the Policy is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE POLICY, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                              FINANCIAL STATEMENTS

Our financial statements follow this page of this Statement. They bear only on our ability to meet our obligations under the Policy, and should not be considered as bearing on the investment performance of the assets held in the Separate Account.

AMERITAS VARIABLE SEPARATE ACCOUNT VA-2      STATEMENT OF ADDITIONAL INFORMATION
                                     SAI:6

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying statements of net assets of each of the subaccounts listed in Note 1 which comprise Ameritas Variable Separate Account VA-2 (the "Account") as of December 31, 2011 and the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of each of the subaccounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Ameritas Variable Separate Account VA-2 as of December 31, 2011, the results of their operations for the period then ended, the changes in their net assets for each of the periods in the two years then ended, and the financial highlights for each of the periods in the five years then ended for each of the subaccounts which comprise the Account, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 20, 2012

                                       AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                       ---------------------------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                  DECEMBER 31, 2011
                                                  -----------------

ASSETS
INVESTMENTS AT FAIR VALUE:

  Fidelity Variable Insurance Products (Fidelity):
  ------------------------------------------------
    Fidelity VIP Equity-Income Portfolio, Initial Class (Equity-Income IC) -
      1,153,989.936 shares at $18.69 per share (cost $24,439,527)                  $   21,568,072
    Fidelity VIP Equity-Income Portfolio, Service Class (Equity-Income SC) -
      160,146.905 shares at $18.63 per share (cost $3,505,912)                          2,983,537
    Fidelity VIP Equity-Income Portfolio, Service Class 2 (Equity-Income SC2) -
      706,447.500 shares at $18.41 per share (cost $15,627,062)                        13,005,698
    Fidelity VIP Growth Portfolio, Initial Class (Growth IC) -
      447,437.519 shares at $36.89 per share (cost $13,813,437)                        16,505,970
    Fidelity VIP Growth Portfolio, Service Class (Growth SC) -
      67,982.001 shares at $36.81 per share (cost $2,655,697)                           2,502,417
    Fidelity VIP Growth Portfolio, Service Class 2 (Growth SC2) -
      164,617.608 shares at $36.53 per share (cost $5,448,264)                          6,013,481
    Fidelity VIP High Income Portfolio, Initial Class (High Income IC) -
      1,515,572.719 shares at $5.39 per share (cost $8,274,235)                         8,168,937
    Fidelity VIP High Income Portfolio, Service Class (High Income SC) -
      554,976.289 shares at $5.36 per share (cost $3,101,878)                           2,974,673
    Fidelity VIP High Income Portfolio, Service Class 2 (High Income SC2) -
      10,177,864.240 shares at $5.26 per share (cost $56,772,744)                      53,535,566
    Fidelity VIP Overseas Portfolio, Initial Class (Overseas IC) -
      486,472.910 shares at $13.63 per share (cost $7,936,329)                          6,630,626
    Fidelity VIP Overseas Portfolio, Service Class (Overseas SC) -
      98,896.250 shares at $13.58 per share (cost $1,841,556)                           1,343,011
    Fidelity VIP Overseas Portfolio, Service Class 2 (Overseas SC2) -
      643,830.834 shares at $13.52 per share (cost $11,418,608)                         8,704,593
    Fidelity VIP Asset Manager Portfolio, Initial Class (Asset Mgr. IC) -
      1,089,551.655 shares at $13.80 per share (cost $16,605,826)                      15,035,813
    Fidelity VIP Asset Manager Portfolio, Service Class (Asset Mgr. SC) -
      142,561.223 shares at $13.71 per share (cost $2,117,457)                          1,954,514
    Fidelity VIP Asset Manager Portfolio, Service Class 2 (Asset Mgr. SC2) -
      206,444.058 shares at $13.57 per share (cost $2,895,786)                          2,801,446
    Fidelity VIP Investment Grade Bond Portfolio, Initial Class (Inv. Bond IC) -
      1,321,350.503 shares at $12.97 per share (cost $16,626,312)                      17,137,916
    Fidelity VIP Investment Grade Bond Portfolio, Service Class 2 (Inv. Bond SC2) -
      1,454,893.204 shares at $12.72 per share (cost $18,112,489)                      18,506,242
    Fidelity VIP Contrafund Portfolio, Initial Class (Contrafund IC) -
      887,048.854 shares at $23.02 per share (cost $20,483,374)                        20,419,865
    Fidelity VIP Contrafund Portfolio, Service Class (Contrafund SC) -
      240,225.012 shares at $22.95 per share (cost $6,174,371)                          5,513,164
    Fidelity VIP Contrafund Portfolio, Service Class 2 (Contrafund SC2) -
      1,190,314.377 shares at $22.64 per share (cost $30,972,366)                      26,948,718

The accompanying notes are an integral part of these financial statements.

                                      FS-2

                                       AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                       ---------------------------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                  DECEMBER 31, 2011
                                                  -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Fidelity Variable Insurance Products (Fidelity), continued:
  -----------------------------------------------------------
    Fidelity VIP Asset Manager: Growth Portfolio, Initial Class (Asset Mgr. Gr. IC) -
      122,727.451 shares at $13.35 per share (cost $1,652,678)                     $    1,638,411
    Fidelity VIP Asset Manager: Growth Portfolio, Service Class (Asset Mgr. Gr. SC) -
      22,988.607 shares at $13.26 per share (cost $316,210)                               304,829
    Fidelity VIP Asset Manager: Growth Portfolio, Service Class 2 (Asset Mgr. Gr. SC2) -
      46,080.860 shares at $13.20 per share (cost $625,753)                               608,267
    Fidelity VIP Mid Cap Portfolio, Service Class 2 (Mid Cap SC2) -
      356,723.143 shares at $28.58 per share (cost $8,444,832)                         10,195,147
  The Alger Portfolios (Alger):
  -----------------------------
    Alger Balanced Portfolio, Class I-2 (Balanced) -
      839,957.985 shares at $11.30 per share (cost $10,611,837)                         9,491,525
  MFS Variable Insurance Trust (MFS):
  -----------------------------------
    MFS Strategic Income Series Portfolio, Initial Class (Strategic Inc.) -
      1,027,309.501 shares at $10.04 per share (cost $10,123,704)                      10,314,187
    MFS Utilities Series Portfolio, Initial Class (Utilities) -
      1,209,212.704 shares at $26.08 per share (cost $27,453,382)                      31,536,267
    MFS New Discovery Series Portfolio, Initial Class (New Discovery) -
      428,823.950 shares at $14.29 per share (cost $6,242,334)                          6,127,894
    MFS Research International Series Portfolio, Initial Class (Research) -
      1,993,797.037 shares at $10.86 per share (cost $24,041,325)                      21,652,636
    MFS Total Return Series Portfolio, Initial Class (Total Return) -
      133,186.234 shares at $18.53 per share (cost $2,263,085)                          2,467,941
  The Universal Institutional Funds, Inc. (Van Kampen):
  -----------------------------------------------------
    UIF Emerging Markets Equity Portfolio, Class I (Emerging Markets) -
      3,402,962.168 shares at $12.53 per share (cost $47,844,836)                      42,639,116
    UIF Global Tactical Asset Allocation Portfolio, Class I (Intl. Magnum) -
      437,477.344 shares at $8.57 per share (cost $4,763,200)                           3,749,181
    UIF U.S. Real Estate Portfolio, Class I (U.S. Real Estate) -
      1,248,313.024 shares at $13.57 per share (cost $16,408,124)                      16,939,608
  Calvert Variable Series, Inc. (Calvert):
  ----------------------------------------
    Calvert VP SRI Strategic Portfolio (Core Strat.) -
      2,750,149.868 shares at $15.71 per share (cost $45,838,697)                      43,204,854
    Calvert VP Money Market Portfolio (Money Market) -
      51,195,668.437 shares at $1.00 per share (cost $51,195,668) $   51,195,668
       Dividends Receivable                                                   56
                                                                  --------------
        Total                                                                          51,195,724
    Calvert VP Small Cap Growth Portfolio (Small Cap) -
      253,160.259 shares at $42.78 per share (cost $7,379,011)                         10,830,196

  The accompanying notes are an integral part of these financial statements.

                                      FS-3

                                       AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                       ---------------------------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                  DECEMBER 31, 2011
                                                  -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Calvert Variable Series, Inc. (Calvert), continued:
  ---------------------------------------------------
    Calvert VP SRI Balanced Portfolio (Balanced) -
      2,679,855.089 shares at $1.749 per share (cost $4,753,088)                   $    4,687,067
    Calvert VP SRI Mid Cap Growth Portfolio (Mid Cap) -
      120,670.451 shares at $31.66 per share (cost $3,447,087)                          3,820,426
    Calvert VP SRI Equity Portfolio (Equity) -
      280,971.643 shares at $19.09 per share (cost $4,758,417)                          5,363,749
    Calvert VP Income Portfolio (Income) -
      1,318,853.281 shares at $15.75 per share (cost $20,967,752)                      20,771,939
  American Century Investments (American Century):
  ------------------------------------------------
    American Century VP Income & Growth Fund Portfolio, Class I (Income & Growth) -
      1,764,344.959 shares at $6.14 per share (cost $11,190,185)                       10,833,078
    American Century VP Mid Cap Value Fund Portfolio, Class I (Mid Cap Value) -
      125,612.964 shares at $13.50 per share (cost $1,534,123)                          1,695,775
  AIM Variable Insurance Funds (AIM):
  -----------------------------------
    Invesco V.I. International Growth Fund Portfolio, Series I (Intl. Growth) -
      1,136,263.962 shares at $26.37 per share (cost $32,976,148)                      29,963,281
    Invesco V.I. Global Real Estate Fund Portfolio, Series I (Global) -
      2,171,955.402 shares at $12.14 per share (cost $28,160,006)                      26,367,539
    Invesco V.I. Capital Development Fund, Series I (Capital) -
      187,160.074 shares at $12.45 per share (cost $2,799,419)                          2,330,143
    Invesco Van Kampen V.I. Global Value Equity Fund
      Portfolio, Series I (Global Value) -
      808,356.890 shares at $6.80 per share (cost $8,871,354)                           5,496,827
  Calvert Variable Products, Inc. (Summit):
  -----------------------------------------
    Calvert VP S&P MidCap 400 Index Portfolio, Class I (S&P MidCap) -
      841,323.143 shares at $66.38 per share (cost $53,599,931)                        55,847,030
    Calvert VP Russell 2000 Small Cap Index Portfolio, Class I (Russell Small Cap) -
      433,545.281 shares at $57.44 per share (cost $23,448,730)                        24,902,841
    Calvert VP Nasdaq 100 Index Portfolio (Nasdaq-100 Index) -
      927,535.422 shares at $29.67 per share (cost $24,036,386)                        27,519,976
    Calvert VP EAFE International Index Portfolio, Class I (EAFE Intl.) -
      712,957.723 shares at $63.54 per share (cost $46,925,372)                        45,301,334
    Calvert VP Inflation Protected Plus Portfolio (Inflation) -
      647,268.241 shares at $59.03 per share (cost $36,228,550)                        38,208,244
    Calvert VP Natural Resources Portfolio (Natural Resources) -
      489,222.565 shares at $49.84 per share (cost $23,722,971)                        24,382,853
    Calvert VP S&P 500 Index Portfolio (S&P 500) -
      772,871.996 shares at $76.32 per share (cost $55,954,013)                        58,985,591


  The accompanying notes are an integral part of these financial statements.

                                      FS-4

                                       AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                       ---------------------------------------
                                              STATEMENTS OF NET ASSETS
                                              ------------------------
                                                  DECEMBER 31, 2011
                                                  -----------------

ASSETS, continued
INVESTMENTS AT FAIR VALUE:

  Calvert Variable Products, Inc. (Summit), continued:
  ----------------------------------------------------
    Calvert VP SRI Large Cap Value Portfolio (Zenith) -
      926,794.324 shares at $64.22 per share (cost $47,015,366)                    $   59,518,731
    Calvert VP Barclays Capital Aggregate Bond Index Portfolio (Barclays) -
      1,857,753.094 shares at $55.50 per share (cost $99,959,036)                     103,105,297
  Third Avenue Variable Series Trust (Third Avenue):
  --------------------------------------------------
    Third Avenue Value Portfolio (Value) -
      1,664,282.809 shares at $11.42 per share (cost $30,095,046)                      19,006,110
  Dreyfus Investment Portfolios (Dreyfus):
  ----------------------------------------
    Dreyfus MidCap Stock Portfolio, Service Shares (MidCap) -
      231,471.843 shares at $13.14 per share (cost $3,215,942)                          3,041,540
  DWS Variable Series II (Scudder):
  ---------------------------------
    DWS Dreman Small Mid Cap Value VIP Portfolio, Class A (Small Mid Value) -
      1,247,120.746 shares at $11.36 per share (cost $13,647,344)                      14,167,292
    DWS Global Thematic VIP Portfolio, Class A (Thematic) -
      47,123.687 shares at $7.90 per share (cost $390,206)                                372,277
  Neuberger Berman Advisers Management Trust (Neuberger Berman):
  --------------------------------------------------------------
    Neuberger Berman AMT Regency Portfolio, Class I (Regency) -
      34,941.881 shares at $14.26 per share (cost $458,127)                               498,271
  T. Rowe Price Equity Series, Inc. (T. Rowe):
  --------------------------------------------
    T. Rowe Price Blue Chip Growth Portfolio-II (Blue Chip) -
      2,413,857.138 shares at $11.17 per share (cost $23,089,284)                      26,962,784
  PIMCO Variable Insurance Trust (Pimco):
  ---------------------------------------
    PIMCO Total Return Portfolio, Administrative Class (Total Return) -
      9,658,572.784 shares at $11.02 per share (cost $106,555,079)                    106,437,472
  Financial Investors Variable Insurance Trust - ALPS (Ibbotson):
  ---------------------------------------------------------------
    Ibbotson Balanced ETF Asset Allocation Portfolio, Class II (Balanced) -
      44,398.997 shares at $9.81 per share (cost $475,587)                                435,554
    Ibbotson Growth ETF Asset Allocation Portfolio, Class II (Growth) -
      40,587.150 shares at $9.07 per share (cost $410,368)                                368,125
    Ibbotson Income and Growth ETF Asset Allocation Portfolio, Class II (Income) -
      143,344.435 shares at $10.49 per share (cost $1,589,021)                          1,503,683
                                                                                  ----------------
  NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                                  $ 1,237,044,871
                                                                                  ================

The accompanying notes are an integral part of these financial statements.

                                      FS-5

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------
                                                                                     Equity-Income
                                                                                          IC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     563,482
 Mortality and expense risk charge                                                       (310,663)
                                                                                    --------------
Net investment income(loss)                                                               252,819
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                          (410,570)
                                                                                    --------------
Net realized gain(loss)                                                                  (410,570)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            128,005
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     (29,746)
                                                                                    ==============


                                                                                           Equity-Income IC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     252,819   $     108,609
 Net realized gain(loss)                                                                 (410,570)     (1,109,459)
 Net change in unrealized appreciation/depreciation                                       128,005       4,120,791
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          (29,746)      3,119,941
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      200,659         266,116
 Subaccounts transfers (including fixed account), net                                    (695,007)       (879,721)
 Transfers for policyowner benefits and terminations                                   (3,057,460)     (3,566,989)
 Policyowner maintenance charges                                                          (59,141)        (63,675)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (3,610,949)     (4,244,269)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (3,640,695)     (1,124,328)
Net assets at beginning of period                                                      25,208,767      26,333,095
                                                                                    --------------  --------------
Net assets at end of period                                                         $  21,568,072   $  25,208,767
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
 Equity-Income                           Equity-Income
       SC                                      SC2                                  Growth IC
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        76,377                         $       310,480                         $        64,669
        (33,693)                               (118,352)                               (239,443)
----------------                        ----------------                        ----------------
         42,684                                 192,128                                (174,774)
----------------                        ----------------                        ----------------


           ----                                    ----                                  63,767
       (171,106)                               (522,467)                                603,350
----------------                        ----------------                        ----------------
       (171,106)                               (522,467)                                667,117
----------------                        ----------------                        ----------------

        135,573                                 334,122                                (591,503)
----------------                        ----------------                        ----------------


$         7,151                         $         3,783                         $       (99,160)
================                        ================                        ================

          Equity-Income SC                        Equity-Income SC2                           Growth IC
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        42,684     $        27,292     $       192,128     $        98,495     $      (174,774)    $      (182,145)
       (171,106)           (404,726)           (522,467)         (1,275,238)            667,117             150,301
        135,573             898,075             334,122           3,066,683            (591,503)          3,668,918
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

          7,151             520,641               3,783           1,889,940             (99,160)          3,637,074
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

            900               1,524             420,224             489,790             186,407             191,735
       (438,031)           (215,621)           (531,914)         (1,909,321)           (755,446)           (434,010)
       (623,979)           (918,508)         (1,800,634)         (1,753,672)         (1,979,418)         (1,864,157)
           (869)             (1,072)            (49,993)            (56,242)            (53,848)            (55,448)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,061,979)         (1,133,677)         (1,962,317)         (3,229,445)         (2,602,305)         (2,161,880)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,054,828)           (613,036)         (1,958,534)         (1,339,505)         (2,701,465)          1,475,194
      4,038,365           4,651,401          14,964,232          16,303,737          19,207,435          17,732,241
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,983,537     $     4,038,365     $    13,005,698     $    14,964,232     $    16,505,970     $    19,207,435
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------

                                                                                      Growth SC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $       6,949
 Mortality and expense risk charge                                                        (27,925)
                                                                                    --------------
Net investment income(loss)                                                               (20,976)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                           10,084
 Net realized gain(loss) on sale of fund shares                                           (15,827)
                                                                                    --------------
Net realized gain(loss)                                                                    (5,743)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             25,705
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $      (1,014)
                                                                                    ==============


                                                                                              Growth SC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (20,976)  $     (26,527)
 Net realized gain(loss)                                                                   (5,743)       (278,313)
 Net change in unrealized appreciation/depreciation                                        25,705         950,514
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                           (1,014)        645,674
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                        7,980           8,800
 Subaccounts transfers (including fixed account), net                                       5,038        (132,911)
 Transfers for policyowner benefits and terminations                                     (646,880)     (1,025,031)
 Policyowner maintenance charges                                                             (928)         (1,154)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (634,790)     (1,150,296)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (635,804)       (504,622)
Net assets at beginning of period                                                       3,138,221       3,642,843
                                                                                    --------------  --------------
Net assets at end of period                                                         $   2,502,417   $   3,138,221
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
                                          High Income                             High Income
   Growth SC2                                  IC                                      SC
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         8,091                         $       563,975                         $       203,645
        (58,590)                               (105,534)                                (27,061)
----------------                        ----------------                        ----------------
        (50,499)                                458,441                                 176,584
----------------                        ----------------                        ----------------


         24,051                                    ----                                    ----
        232,362                                 163,220                                  30,613
----------------                        ----------------                        ----------------
        256,413                                 163,220                                  30,613
----------------                        ----------------                        ----------------

       (250,066)                               (425,013)                               (143,493)
----------------                        ----------------                        ----------------


$       (44,152)                        $       196,648                         $        63,704
================                        ================                        ================

             Growth SC2                            High Income IC                          High Income SC
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (50,499)    $       (58,959)    $       458,441     $       492,898     $       176,584     $       189,058
        256,413             (68,460)            163,220             274,865              30,613              22,732
       (250,066)          1,558,473            (425,013)            207,946            (143,493)            155,803
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (44,152)          1,431,054             196,648             975,709              63,704             367,593
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        155,586              93,973             136,278              75,977               1,294               1,120
       (301,695)           (487,625)            762,280          (2,095,977)            663,189          (1,100,810)
     (1,166,645)         (1,152,196)         (1,023,238)         (1,431,487)           (659,492)           (730,346)
        (23,694)            (25,000)            (16,907)            (19,308)               (631)               (789)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,336,448)         (1,570,848)           (141,587)         (3,470,795)              4,360          (1,830,825)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,380,600)           (139,794)             55,061          (2,495,086)             68,064          (1,463,232)
      7,394,081           7,533,875           8,113,876          10,608,962           2,906,609           4,369,841
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     6,013,481     $     7,394,081     $     8,168,937     $     8,113,876     $     2,974,673     $     2,906,609
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------
                                                                                      High Income
                                                                                          SC2
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $   3,615,485
 Mortality and expense risk charge                                                       (302,870)
                                                                                    --------------
Net investment income(loss)                                                             3,312,615
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                           (23,252)
                                                                                    --------------
Net realized gain(loss)                                                                   (23,252)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                         (3,411,384)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (122,021)
                                                                                    ==============


                                                                                            High Income SC2
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $   3,312,615   $     923,415
 Net realized gain(loss)                                                                  (23,252)        174,211
 Net change in unrealized appreciation/depreciation                                    (3,411,384)      1,385,244
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (122,021)      2,482,870
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    7,257,988       3,440,393
 Subaccounts transfers (including fixed account), net                                  34,205,317     (24,006,584)
 Transfers for policyowner benefits and terminations                                   (2,954,354)     (2,547,068)
 Policyowner maintenance charges                                                         (274,015)       (148,063)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   38,234,936     (23,261,322)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 38,112,915     (20,778,452)
Net assets at beginning of period                                                      15,422,651      36,201,103
                                                                                    --------------  --------------
Net assets at end of period                                                         $  53,535,566   $  15,422,651
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------

  Overseas IC                             Overseas SC                             Overseas SC2
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       110,825                         $        20,694                         $       119,016
       (110,945)                                (16,651)                                (89,160)
----------------                        ----------------                        ----------------
           (120)                                  4,043                                  29,856
----------------                        ----------------                        ----------------


         16,988                                   3,617                                  21,135
          8,750                                 (65,938)                               (194,838)
----------------                        ----------------                        ----------------
         25,738                                 (62,321)                               (173,703)
----------------                        ----------------                        ----------------

     (1,538,870)                               (244,078)                             (1,709,297)
----------------                        ----------------                        ----------------


$    (1,513,252)                        $      (302,356)                        $    (1,853,144)
================                        ================                        ================

             Overseas IC                             Overseas SC                            Overseas SC2
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$          (120)    $         4,682     $         4,043     $         3,981     $        29,856     $        32,924
         25,738            (183,286)            (62,321)           (292,803)           (173,703)           (521,485)
     (1,538,870)          1,152,180            (244,078)            466,426          (1,709,297)          1,751,750
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,513,252)            973,576            (302,356)            177,604          (1,853,144)          1,263,189
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         99,580             131,889               1,640               1,782             351,912             317,746
       (639,903)           (235,284)           (107,734)           (436,953)           (441,332)           (655,427)
     (1,008,471)         (1,134,086)           (323,157)           (466,327)         (1,167,049)         (1,135,060)
        (20,838)            (23,701)               (458)               (592)            (31,996)            (35,876)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,569,632)         (1,261,182)           (429,709)           (902,090)         (1,288,465)         (1,508,617)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (3,082,884)           (287,606)           (732,065)           (724,486)         (3,141,609)           (245,428)
      9,713,510          10,001,116           2,075,076           2,799,562          11,846,202          12,091,630
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     6,630,626     $     9,713,510     $     1,343,011     $     2,075,076     $     8,704,593     $    11,846,202
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------

                                                                                    Asset Mgr. IC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     319,186
 Mortality and expense risk charge                                                       (221,423)
                                                                                    --------------
Net investment income(loss)                                                                97,763
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                           78,215
 Net realized gain(loss) on sale of fund shares                                          (150,001)
                                                                                    --------------
Net realized gain(loss)                                                                   (71,786)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (640,136)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (614,159)
                                                                                    ==============


                                                                                             Asset Mgr. IC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $      97,763   $      66,307
 Net realized gain(loss)                                                                  (71,786)       (364,134)
 Net change in unrealized appreciation/depreciation                                      (640,136)      2,531,057
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (614,159)      2,233,230
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       56,472         176,965
 Subaccounts transfers (including fixed account), net                                    (645,998)       (507,500)
 Transfers for policyowner benefits and terminations                                   (2,550,628)     (2,310,304)
 Policyowner maintenance charges                                                          (55,243)        (59,173)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (3,195,397)     (2,700,012)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (3,809,556)       (466,782)
Net assets at beginning of period                                                      18,845,369      19,312,151
                                                                                    --------------  --------------
Net assets at end of period                                                         $  15,035,813   $  18,845,369
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
                                           Asset Mgr.
  Asset Mgr. SC                                SC2                                Inv. Bond IC
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        39,169                         $        51,468                         $       554,453
        (21,909)                                (26,632)                               (217,771)
----------------                        ----------------                        ----------------
         17,260                                  24,836                                 336,682
----------------                        ----------------                        ----------------


         10,217                                  14,563                                 468,360
        (11,384)                                 12,227                                 183,333
----------------                        ----------------                        ----------------
         (1,167)                                 26,790                                 651,693
----------------                        ----------------                        ----------------

        (83,662)                               (160,131)                                 50,444
----------------                        ----------------                        ----------------


$       (67,569)                        $      (108,505)                        $     1,038,819
================                        ================                        ================

           Asset Mgr. SC                           Asset Mgr. SC2                           Inv. Bond IC
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        17,260     $        14,827     $        24,836     $        19,223     $       336,682     $       430,126
         (1,167)            (89,242)             26,790             (25,748)            651,693             504,148
        (83,662)            395,950            (160,131)            383,646              50,444             439,817
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (67,569)            321,535            (108,505)            377,121           1,038,819           1,374,091
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


          5,198                 198             283,184             126,438             132,739             156,716
        (76,072)            (24,558)           (230,706)             45,974            (375,360)           (440,162)
       (526,274)           (688,046)           (440,043)           (363,071)         (2,888,117)         (3,620,097)
           (602)               (745)             (8,050)             (8,771)            (25,542)            (31,987)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (597,750)           (713,151)           (395,615)           (199,430)         (3,156,280)         (3,935,530)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (665,319)           (391,616)           (504,120)            177,691          (2,117,461)         (2,561,439)
      2,619,833           3,011,449           3,305,566           3,127,875          19,255,377          21,816,816
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,954,514     $     2,619,833     $     2,801,446     $     3,305,566     $    17,137,916     $    19,255,377
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------

                                                                                    Inv. Bond SC2
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     564,627
 Mortality and expense risk charge                                                       (165,948)
                                                                                    --------------
Net investment income(loss)                                                               398,679
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                          539,085
 Net realized gain(loss) on sale of fund shares                                           183,292
                                                                                    --------------
Net realized gain(loss)                                                                   722,377
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             54,588
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $   1,175,644
                                                                                    ==============


                                                                                            Inv. Bond SC2
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     398,679   $     524,852
 Net realized gain(loss)                                                                  722,377         461,740
 Net change in unrealized appreciation/depreciation                                        54,588         558,369
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                        1,175,644       1,544,961
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      519,459         444,434
 Subaccounts transfers (including fixed account), net                                  (1,161,409)       (840,726)
 Transfers for policyowner benefits and terminations                                   (3,613,794)     (3,968,183)
 Policyowner maintenance charges                                                          (68,019)        (83,732)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (4,323,763)     (4,448,207)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (3,148,119)     (2,903,246)
Net assets at beginning of period                                                      21,654,361      24,557,607
                                                                                    --------------  --------------
Net assets at end of period                                                         $  18,506,242   $  21,654,361
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
   Contrafund                              Contrafund                              Contrafund
       IC                                      SC                                      SC2
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       219,462                         $        54,488                         $       224,038
       (309,803)                                (60,870)                               (252,835)
----------------                        ----------------                        ----------------
        (90,341)                                 (6,382)                                (28,797)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
        182,462                                (113,636)                               (592,762)
----------------                        ----------------                        ----------------
        182,462                                (113,636)                               (592,762)
----------------                        ----------------                        ----------------

       (880,783)                                (84,965)                               (348,700)
----------------                        ----------------                        ----------------


$      (788,662)                        $      (204,983)                        $      (970,259)
================                        ================                        ================

            Contrafund IC                           Contrafund SC                          Contrafund SC2
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (90,341)    $       (41,723)    $        (6,382)    $         4,626     $       (28,797)    $        45,155
        182,462            (441,656)           (113,636)           (449,713)           (592,762)         (1,501,966)
       (880,783)          3,904,088             (84,965)          1,450,077            (348,700)          5,936,930
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (788,662)          3,420,709            (204,983)          1,004,990            (970,259)          4,480,119
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        276,837             337,205               6,659               6,826           1,571,103           1,101,339
     (1,066,450)         (1,245,721)           (119,288)           (139,291)         (1,898,453)         (2,210,701)
     (2,591,116)         (3,500,290)         (1,237,540)         (1,610,094)         (3,963,742)         (3,028,355)
        (46,532)            (51,924)             (1,594)             (2,054)            (93,232)           (102,233)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (3,427,261)         (4,460,730)         (1,351,763)         (1,744,613)         (4,384,324)         (4,239,950)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (4,215,923)         (1,040,021)         (1,556,746)           (739,623)         (5,354,583)            240,169
     24,635,788          25,675,809           7,069,910           7,809,533          32,303,301          32,063,132
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    20,419,865     $    24,635,788     $     5,513,164     $     7,069,910     $    26,948,718     $    32,303,301
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Fidelity
                                                                                    ------------------------------
                                                                                    Asset Mgr. Gr.
                                                                                          IC
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      29,138
 Mortality and expense risk charge                                                        (25,129)
                                                                                    --------------
Net investment income(loss)                                                                 4,009
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                            3,506
 Net realized gain(loss) on sale of fund shares                                            21,477
                                                                                    --------------
Net realized gain(loss)                                                                    24,983
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (158,728)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (129,736)
                                                                                    ==============


                                                                                           Asset Mgr. Gr. IC
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $       4,009   $      (5,406)
 Net realized gain(loss)                                                                   24,983           4,264
 Net change in unrealized appreciation/depreciation                                      (158,728)        271,013
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (129,736)        269,871
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       20,976          35,315
 Subaccounts transfers (including fixed account), net                                     (57,157)        (46,343)
 Transfers for policyowner benefits and terminations                                     (155,543)       (332,861)
 Policyowner maintenance charges                                                           (3,846)         (4,285)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (195,570)       (348,174)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (325,306)        (78,303)
Net assets at beginning of period                                                       1,963,717       2,042,020
                                                                                    --------------  --------------
Net assets at end of period                                                         $   1,638,411   $   1,963,717
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Fidelity
--------------------------------------------------------------------------------------------------------------------
 Asset Mgr. Gr.                          Asset Mgr. Gr.
       SC                                      SC2                                Mid Cap SC2
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$         5,062                         $         9,091                         $         2,484
         (3,258)                                 (6,283)                               (129,202)
----------------                        ----------------                        ----------------
          1,804                                   2,808                                (126,718)
----------------                        ----------------                        ----------------


            655                                   1,318                                  19,515
          3,874                                   6,736                               2,667,349
----------------                        ----------------                        ----------------
          4,529                                   8,054                               2,686,864
----------------                        ----------------                        ----------------

        (28,415)                                (60,339)                             (3,786,283)
----------------                        ----------------                        ----------------


$       (22,082)                        $       (49,477)                        $    (1,226,137)
================                        ================                        ================

          Asset Mgr. Gr. SC                      Asset Mgr. Gr. SC2                         Mid Cap SC2
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         1,804     $          (141)    $         2,808     $        (1,300)    $      (126,718)    $      (119,513)
          4,529              (7,249)              8,054             (21,633)          2,686,864             712,763
        (28,415)             63,878             (60,339)            125,377          (3,786,283)          3,208,412
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (22,082)             56,488             (49,477)            102,444          (1,226,137)          3,801,662
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----                 848               7,682           2,697,243           3,634,775
             66             (50,793)            (76,380)           (135,520)         (8,329,870)         (2,474,608)
        (48,356)           (139,036)            (23,805)            (93,756)         (1,038,901)         (1,070,825)
            (98)               (129)             (1,551)             (1,789)            (95,864)           (104,532)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        (48,388)           (189,958)           (100,888)           (223,383)         (6,767,392)            (15,190)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (70,470)           (133,470)           (150,365)           (120,939)         (7,993,529)          3,786,472
        375,299             508,769             758,632             879,571          18,188,676          14,402,204
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$       304,829     $       375,299     $       608,267     $       758,632     $    10,195,147     $    18,188,676
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                Alger
                                                                                    ------------------------------

                                                                                       Balanced
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     298,247
 Mortality and expense risk charge                                                       (114,283)
                                                                                    --------------
Net investment income(loss)                                                               183,964
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                          (179,625)
                                                                                    --------------
Net realized gain(loss)                                                                  (179,625)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            (96,797)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     (92,458)
                                                                                    ==============


                                                                                               Balanced
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     183,964   $     172,688
 Net realized gain(loss)                                                                 (179,625)       (437,083)
 Net change in unrealized appreciation/depreciation                                       (96,797)      1,270,274
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          (92,458)      1,005,879
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      142,911         102,732
 Subaccounts transfers (including fixed account), net                                    (398,500)       (603,706)
 Transfers for policyowner benefits and terminations                                   (1,369,011)     (1,895,729)
 Policyowner maintenance charges                                                          (23,307)        (27,293)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (1,647,907)     (2,423,996)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (1,740,365)     (1,418,117)
Net assets at beginning of period                                                      11,231,890      12,650,007
                                                                                    --------------  --------------
Net assets at end of period                                                         $   9,491,525   $  11,231,890
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                        MFS
--------------------------------------------------------------------------------------------------------------------
                                                                                      New
 Strategic Inc.                            Utilities                               Discovery
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       597,390                         $     1,064,776                         $          ----
       (104,243)                               (351,115)                                (79,369)
----------------                        ----------------                        ----------------
        493,147                                 713,661                                 (79,369)
----------------                        ----------------                        ----------------


           ----                                    ----                                 883,990
        104,504                               1,025,232                                 525,698
----------------                        ----------------                        ----------------
        104,504                               1,025,232                               1,409,688
----------------                        ----------------                        ----------------

       (201,145)                                241,457                              (2,233,013)
----------------                        ----------------                        ----------------


$       396,506                         $     1,980,350                         $      (902,694)
================                        ================                        ================

           Strategic Inc.                            Utilities                             New Discovery
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       493,147     $       466,804     $       713,661     $       786,566     $       (79,369)    $       (66,447)
        104,504              71,265           1,025,232              69,670           1,409,688             288,396
       (201,145)            502,284             241,457           3,072,112          (2,233,013)          1,801,419
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        396,506           1,040,353           1,980,350           3,928,348            (902,694)          2,023,368
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        235,385             164,342           1,181,772             764,934             312,396             187,662
       (172,698)           (906,401)         (1,962,980)         (3,551,130)             25,275             663,712
     (1,349,414)         (1,820,628)         (4,571,519)         (4,694,218)         (1,338,509)         (1,219,672)
        (25,015)            (28,184)            (78,240)            (84,275)            (19,682)            (18,194)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (1,311,742)         (2,590,871)         (5,430,967)         (7,564,689)         (1,020,520)           (386,492)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (915,236)         (1,550,518)         (3,450,617)         (3,636,341)         (1,923,214)          1,636,876
     11,229,423          12,779,941          34,986,884          38,623,225           8,051,108           6,414,232
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    10,314,187     $    11,229,423     $    31,536,267     $    34,986,884     $     6,127,894     $     8,051,108
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                 MFS
                                                                                    ------------------------------

                                                                                       Research
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     428,791
 Mortality and expense risk charge                                                       (298,039)
                                                                                    --------------
Net investment income(loss)                                                               130,752
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                         1,906,724
                                                                                    --------------
Net realized gain(loss)                                                                 1,906,724
                                                                                    --------------

Change in unrealized appreciation/depreciation                                         (3,401,921)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $  (1,364,445)
                                                                                    ==============


                                                                                               Research
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     130,752   $     359,981
 Net realized gain(loss)                                                                1,906,724      (1,372,639)
 Net change in unrealized appreciation/depreciation                                    (3,401,921)      4,541,234
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                       (1,364,445)      3,528,576
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    6,574,199      10,465,008
 Subaccounts transfers (including fixed account), net                                 (27,442,641)     (7,711,443)
 Transfers for policyowner benefits and terminations                                   (2,126,826)     (2,893,452)
 Policyowner maintenance charges                                                         (252,287)       (295,804)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                  (23,247,555)       (435,691)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                (24,612,000)      3,092,885
Net assets at beginning of period                                                      46,264,636      43,171,751
                                                                                    --------------  --------------
Net assets at end of period                                                         $  21,652,636   $  46,264,636
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

              MFS                                                       Van Kampen
-----------------------------------    -----------------------------------------------------------------------------
                                            Emerging
Total Return                                Markets                               Intl. Magnum
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        65,052                         $       176,752                         $        54,549
        (21,402)                               (376,080)                                (41,428)
----------------                        ----------------                        ----------------
         43,650                                (199,328)                                 13,121
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
         28,323                                 152,945                                (183,585)
----------------                        ----------------                        ----------------
         28,323                                 152,945                                (183,585)
----------------                        ----------------                        ----------------

        (49,037)                             (8,996,968)                                 (7,180)
----------------                        ----------------                        ----------------


$        22,936                         $    (9,043,351)                        $      (177,644)
================                        ================                        ================

            Total Return                          Emerging Markets                          Intl. Magnum
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$        43,650     $        39,823     $      (199,328)    $      (115,079)    $        13,121     $        90,499
         28,323              47,530             152,945            (195,386)           (183,585)           (585,461)
        (49,037)             95,242          (8,996,968)          6,005,962              (7,180)            657,047
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         22,936             182,595          (9,043,351)          5,695,497            (177,644)            162,085
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        258,213             109,859           6,326,095           4,335,989              81,668             105,163
         21,595             140,230          11,028,168            (849,795)           (108,850)           (677,474)
        (70,724)           (176,791)         (3,444,020)         (3,127,558)           (469,235)           (769,442)
         (5,517)             (4,723)           (247,475)           (159,720)            (12,211)            (14,434)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
        203,567              68,575          13,662,768             198,916            (508,628)         (1,356,187)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        226,503             251,170           4,619,417           5,894,413            (686,272)         (1,194,102)
      2,241,438           1,990,268          38,019,699          32,125,286           4,435,453           5,629,555
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     2,467,941     $     2,241,438     $    42,639,116     $    38,019,699     $     3,749,181     $     4,435,453
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                              Van Kampen
                                                                                    ------------------------------
                                                                                       U.S. Real
                                                                                        Estate
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     149,515
 Mortality and expense risk charge                                                       (175,781)
                                                                                    --------------
Net investment income(loss)                                                               (26,266)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                           104,601
                                                                                    --------------
Net realized gain(loss)                                                                   104,601
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            749,898
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     828,233
                                                                                    ==============


                                                                                           U.S. Real Estate
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (26,266)  $     214,443
 Net realized gain(loss)                                                                  104,601      (1,162,476)
 Net change in unrealized appreciation/depreciation                                       749,898       5,288,211
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          828,233       4,340,178
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    1,257,501         503,085
 Subaccounts transfers (including fixed account), net                                  (1,351,193)     (1,597,770)
 Transfers for policyowner benefits and terminations                                   (1,794,098)     (2,106,527)
 Policyowner maintenance charges                                                          (39,152)        (39,625)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (1,926,942)     (3,240,837)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (1,098,709)      1,099,341
Net assets at beginning of period                                                      18,038,317      16,938,976
                                                                                    --------------  --------------
Net assets at end of period                                                         $  16,939,608   $  18,038,317
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                      Calvert
--------------------------------------------------------------------------------------------------------------------
                                             Money
   Core Strat.                               Market                                Small Cap
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       234,735                         $         5,544                         $          ----
       (636,239)                               (508,092)                               (142,444)
----------------                        ----------------                        ----------------
       (401,504)                               (502,548)                               (142,444)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
      5,833,959                                    ----                               1,264,126
----------------                        ----------------                        ----------------
      5,833,959                                    ----                               1,264,126
----------------                        ----------------                        ----------------

     (9,812,008)                                   ----                              (1,538,242)
----------------                        ----------------                        ----------------


$    (4,379,553)                        $      (502,548)                        $      (416,560)
================                        ================                        ================

            Core Strat.                             Money Market                              Small Cap
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$      (401,504)    $      (447,099)    $      (502,548)    $      (540,268)    $      (142,444)    $      (172,758)
      5,833,959            (281,971)               ----               1,091           1,264,126           3,163,401
     (9,812,008)          8,529,153                ----                ----          (1,538,242)          1,162,713
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (4,379,553)          7,800,083            (502,548)           (539,177)           (416,560)          4,153,356
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      9,846,093          15,870,880           6,015,964           4,378,277             248,202             980,872
    (48,427,485)        (11,107,923)         12,345,031          13,041,283            (238,461)        (11,176,875)
     (5,823,216)         (7,745,279)        (20,907,423)        (26,422,313)         (1,974,512)         (1,890,709)
       (413,059)           (496,060)           (218,183)           (192,466)            (32,253)            (62,092)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
    (44,817,667)         (3,478,382)         (2,764,611)         (9,195,219)         (1,997,024)        (12,148,804)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

    (49,197,220)          4,321,701          (3,267,159)         (9,734,396)         (2,413,584)         (7,995,448)
     92,402,074          88,080,373          54,462,883          64,197,279          13,243,780          21,239,228
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    43,204,854     $    92,402,074     $    51,195,724     $    54,462,883     $    10,830,196     $    13,243,780
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                Calvert
                                                                                    ------------------------------

                                                                                       Balanced
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      61,951
 Mortality and expense risk charge                                                        (45,741)
                                                                                    --------------
Net investment income(loss)                                                                16,210
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                            (4,950)
                                                                                    --------------
Net realized gain(loss)                                                                    (4,950)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            152,453
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     163,713
                                                                                    ==============


                                                                                               Balanced
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $      16,210   $      18,090
 Net realized gain(loss)                                                                   (4,950)       (119,311)
 Net change in unrealized appreciation/depreciation                                       152,453         568,343
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          163,713         467,122
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      320,253         157,768
 Subaccounts transfers (including fixed account), net                                    (109,945)       (218,793)
 Transfers for policyowner benefits and terminations                                     (271,717)       (516,891)
 Policyowner maintenance charges                                                          (12,306)        (13,109)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                      (73,715)       (591,025)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                     89,998        (123,903)
Net assets at beginning of period                                                       4,597,069       4,720,972
                                                                                    --------------  --------------
Net assets at end of period                                                         $   4,687,067   $   4,597,069
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                       Calvert
--------------------------------------------------------------------------------------------------------------------

    Mid Cap                                  Equity                                  Income
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$          ----                         $          ----                         $       870,026
        (37,798)                                (47,429)                               (205,294)
----------------                        ----------------                        ----------------
        (37,798)                                (47,429)                                664,732
----------------                        ----------------                        ----------------


        235,763                                    ----                                    ----
         77,438                                 123,383                                 103,042
----------------                        ----------------                        ----------------
        313,201                                 123,383                                 103,042
----------------                        ----------------                        ----------------

       (202,644)                               (220,616)                                (77,764)
----------------                        ----------------                        ----------------


$        72,759                         $      (144,662)                        $       690,010
================                        ================                        ================

              Mid Cap                                  Equity                                  Income
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (37,798)    $       (33,713)    $       (47,429)    $       (39,512)    $       664,732     $       838,818
        313,201             (27,206)            123,383              52,547             103,042              89,498
       (202,644)          1,049,345            (220,616)            720,189             (77,764)            963,303
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

         72,759             988,426            (144,662)            733,224             690,010           1,891,619
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


           ----                ----             234,779             203,836             388,956             718,899
       (153,048)           (111,114)            454,163            (152,189)         (1,566,535)         (4,706,765)
       (205,134)           (366,327)           (348,973)           (392,819)         (3,430,947)         (3,528,255)
        (12,028)            (11,208)            (16,142)            (15,657)            (69,191)            (98,992)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (370,210)           (488,649)            323,827            (356,829)         (4,677,717)         (7,615,113)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (297,451)            499,777             179,165             376,395          (3,987,707)         (5,723,494)
      4,117,877           3,618,100           5,184,584           4,808,189          24,759,646          30,483,140
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     3,820,426     $     4,117,877     $     5,363,749     $     5,184,584     $    20,771,939     $    24,759,646
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                           American Century
                                                                                    ------------------------------
                                                                                       Income &
                                                                                        Growth
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     174,252
 Mortality and expense risk charge                                                       (107,747)
                                                                                    --------------
Net investment income(loss)                                                                66,505
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                          (100,497)
                                                                                    --------------
Net realized gain(loss)                                                                  (100,497)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            284,238
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     250,246
                                                                                    ==============


                                                                                           Income & Growth
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $      66,505   $      63,674
 Net realized gain(loss)                                                                 (100,497)       (440,525)
 Net change in unrealized appreciation/depreciation                                       284,238       1,790,744
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          250,246       1,413,893
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      373,036         232,897
 Subaccounts transfers (including fixed account), net                                     372,199        (277,874)
 Transfers for policyowner benefits and terminations                                   (2,021,761)     (2,113,106)
 Policyowner maintenance charges                                                          (34,410)        (37,596)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (1,310,936)     (2,195,679)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (1,060,690)       (781,786)
Net assets at beginning of period                                                      11,893,768      12,675,554
                                                                                    --------------  --------------
Net assets at end of period                                                         $  10,833,078   $  11,893,768
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.


         American Century                                                  AIM
-----------------------------------    -----------------------------------------------------------------------------
     Mid Cap                                 Intl.
      Value                                 Growth                                   Global
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        23,418                         $        43,060                         $       992,280
        (16,559)                               (149,488)                               (147,722)
----------------                        ----------------                        ----------------
          6,859                                (106,428)                                844,558
----------------                        ----------------                        ----------------


         45,053                                    ----                                    ----
         99,453                                  10,953                                   8,487
----------------                        ----------------                        ----------------
        144,506                                  10,953                                   8,487
----------------                        ----------------                        ----------------

       (193,556)                             (3,393,936)                             (3,549,990)
----------------                        ----------------                        ----------------


$       (42,191)                        $    (3,489,411)                        $    (2,696,945)
================                        ================                        ================

           Mid Cap Value                            Intl. Growth                               Global
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$         6,859     $        21,752     $      (106,428)    $        33,659     $       844,558     $       210,656
        144,506              59,480              10,953              91,418               8,487           2,124,874
       (193,556)            199,282          (3,393,936)             93,565          (3,549,990)         (1,544,554)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

        (42,191)            280,514          (3,489,411)            218,642          (2,696,945)            790,976
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


        192,327             184,474           4,192,002             170,316           4,096,973           2,254,070
       (183,362)            441,821          27,683,963             979,058          19,232,880         (10,889,692)
       (151,650)           (163,858)         (1,120,330)           (276,444)           (963,322)           (683,639)
         (4,636)             (3,671)           (131,242)             (6,229)           (138,993)            (69,268)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (147,321)            458,766          30,624,393             866,701          22,227,538          (9,388,529)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (189,512)            739,280          27,134,982           1,085,343          19,530,593          (8,597,553)
      1,885,287           1,146,007           2,828,299           1,742,956           6,836,946          15,434,499
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     1,695,775     $     1,885,287     $    29,963,281     $     2,828,299     $    26,367,539     $     6,836,946
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                 AIM
                                                                                    ------------------------------

                                                                                       Capital
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $        ----
 Mortality and expense risk charge                                                        (17,994)
                                                                                    --------------
Net investment income(loss)                                                               (17,994)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                          (157,153)
                                                                                    --------------
Net realized gain(loss)                                                                  (157,153)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (469,277)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (644,424)
                                                                                    ==============


                                                                                               Capital
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (17,994)  $        ----
 Net realized gain(loss)                                                                 (157,153)           ----
 Net change in unrealized appreciation/depreciation                                      (469,277)           ----
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (644,424)           ----
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       37,222            ----
 Subaccounts transfers (including fixed account), net                                   3,319,657            ----
 Transfers for policyowner benefits and terminations                                     (377,245)           ----
 Policyowner maintenance charges                                                           (5,067)           ----
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                    2,974,567            ----
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  2,330,143            ----
Net assets at beginning of period                                                         ----               ----
                                                                                    --------------  --------------
Net assets at end of period                                                         $   2,330,143   $        ----
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                AIM                                                        Summit
------------------------------------    ----------------------------------------------------------------------------
                                              S&P                                   Russell
  Global Value                               MidCap                                Small Cap
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$       216,988                         $       402,058                         $       135,478
        (64,552)                               (541,276)                               (295,894)
----------------                        ----------------                        ----------------
        152,436                                (139,218)                               (160,416)
----------------                        ----------------                        ----------------


           ----                                    ----                                 891,266
       (541,273)                                770,831                               3,441,762
----------------                        ----------------                        ----------------
       (541,273)                                770,831                               4,333,028
----------------                        ----------------                        ----------------

       (364,342)                             (3,892,642)                             (4,832,042)
----------------                        ----------------                        ----------------


$      (753,179)                        $    (3,261,029)                        $      (659,430)
================                        ================                        ================

            Global Value                             S&P MidCap                          Russell Small Cap
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       152,436     $        64,636     $      (139,218)    $        22,533     $      (160,416)    $        (7,972)
       (541,273)           (872,223)            770,831              92,391           4,333,028              80,840
       (364,342)          1,435,925          (3,892,642)          6,281,608          (4,832,042)          6,514,693
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (753,179)            628,338          (3,261,029)          6,396,532            (659,430)          6,587,561
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


         87,822              96,003           4,794,305           2,829,525           4,717,111           4,494,684
         94,997            (404,571)         13,293,838          33,239,626         (17,532,299)         28,250,411
       (890,751)         (1,054,560)         (6,393,346)         (3,803,457)         (3,213,489)         (2,128,755)
        (14,894)            (17,561)           (247,322)           (121,455)           (198,683)           (132,286)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
       (722,826)         (1,380,689)         11,447,475          32,144,239         (16,227,360)         30,484,054
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,476,005)           (752,351)          8,186,446          38,540,771         (16,886,790)         37,071,615
      6,972,832           7,725,183          47,660,584           9,119,813          41,789,631           4,718,016
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$     5,496,827     $     6,972,832     $    55,847,030     $    47,660,584     $    24,902,841     $    41,789,631
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                Summit
                                                                                    ------------------------------
                                                                                      Nasdaq-100
                                                                                        Index
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      78,479
 Mortality and expense risk charge                                                       (266,601)
                                                                                    --------------
Net investment income(loss)                                                              (188,122)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                        1,421,014
 Net realized gain(loss) on sale of fund shares                                         1,693,008
                                                                                    --------------
Net realized gain(loss)                                                                 3,114,022
                                                                                    --------------

Change in unrealized appreciation/depreciation                                         (2,128,203)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     797,697
                                                                                    ==============


                                                                                           Nasdaq-100 Index
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $    (188,122)  $    (106,942)
 Net realized gain(loss)                                                                3,114,022         214,781
 Net change in unrealized appreciation/depreciation                                    (2,128,203)      4,822,689
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          797,697       4,930,528
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    5,600,369       4,080,777
 Subaccounts transfers (including fixed account), net                                  (7,806,792)     18,093,551
 Transfers for policyowner benefits and terminations                                   (2,377,903)     (1,416,915)
 Policyowner maintenance charges                                                         (213,117)       (113,988)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (4,797,443)     20,643,425
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (3,999,746)     25,573,953
Net assets at beginning of period                                                      31,519,722       5,945,769
                                                                                    --------------  --------------
Net assets at end of period                                                         $  27,519,976   $  31,519,722
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                                       Summit
--------------------------------------------------------------------------------------------------------------------
      EAFE                                                                          Natural
      Intl.                                Inflation                               Resources
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$     1,189,695                         $       673,890                         $        79,658
       (454,763)                               (239,534)                               (198,595)
----------------                        ----------------                        ----------------
        734,932                                 434,356                                (118,937)
----------------                        ----------------                        ----------------


           ----                                 283,196                                    ----
      2,430,858                                 181,001                                 134,899
----------------                        ----------------                        ----------------
      2,430,858                                 464,197                                 134,899
----------------                        ----------------                        ----------------

     (9,030,468)                              1,667,805                              (2,885,207)
----------------                        ----------------                        ----------------


$    (5,864,678)                        $     2,566,358                         $    (2,869,245)
================                        ================                        ================

             EAFE Intl.                              Inflation                           Natural Resources
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       734,932     $       401,805     $       434,356     $       119,556     $      (118,937)    $       (34,374)
      2,430,858             100,344             464,197             845,857             134,899              28,636
     (9,030,468)          7,393,329           1,667,805              87,813          (2,885,207)          3,683,156
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (5,864,678)          7,895,478           2,566,358           1,053,226          (2,869,245)          3,677,418
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


     10,412,303           8,066,915           5,486,918           3,213,681           4,517,083           2,404,388
    (13,028,547)         43,216,508          18,077,816         (10,596,634)          5,036,657          11,347,476
     (3,366,439)         (2,041,069)         (2,231,421)         (1,768,137)         (1,462,862)           (825,268)
       (391,452)           (207,610)           (195,291)           (101,964)           (161,452)            (65,526)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     (6,374,135)         49,034,744          21,138,022          (9,253,054)          7,929,426          12,861,070
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

    (12,238,813)         56,930,222          23,704,380          (8,199,828)          5,060,181          16,538,488
     57,540,147             609,925          14,503,864          22,703,692          19,322,672           2,784,184
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    45,301,334     $    57,540,147     $    38,208,244     $    14,503,864     $    24,382,853     $    19,322,672
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                                Summit
                                                                                    ------------------------------

                                                                                        S&P 500
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $     920,815
 Mortality and expense risk charge                                                       (457,679)
                                                                                    --------------
Net investment income(loss)                                                               463,136
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                        1,892,889
 Net realized gain(loss) on sale of fund shares                                           727,385
                                                                                    --------------
Net realized gain(loss)                                                                 2,620,274
                                                                                    --------------

Change in unrealized appreciation/depreciation                                         (3,935,603)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $    (852,193)
                                                                                    ==============


                                                                                               S&P 500
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     463,136   $      73,460
 Net realized gain(loss)                                                                2,620,274       2,125,287
 Net change in unrealized appreciation/depreciation                                    (3,935,603)      1,341,150
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                         (852,193)      3,539,897
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    5,424,334         620,011
 Subaccounts transfers (including fixed account), net                                  30,917,567      (1,774,422)
 Transfers for policyowner benefits and terminations                                   (5,279,348)     (4,558,864)
 Policyowner maintenance charges                                                         (212,088)        (60,363)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   30,850,465      (5,773,638)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 29,998,272      (2,233,741)
Net assets at beginning of period                                                      28,987,319      31,221,060
                                                                                    --------------  --------------
Net assets at end of period                                                         $  58,985,591   $  28,987,319
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                                   Summit                                                   Third Avenue
----------------------------------------------------------------------------    ------------------------------------

     Zenith                                 Barclays                                 Value
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$     1,340,600                         $     2,422,584                         $       415,876
       (735,030)                               (731,072)                               (247,473)
----------------                        ----------------                        ----------------
        605,570                               1,691,512                                 168,403
----------------                        ----------------                        ----------------


           ----                                 683,715                                    ----
      9,130,481                                 350,621                              (1,859,709)
----------------                        ----------------                        ----------------
      9,130,481                               1,034,336                              (1,859,709)
----------------                        ----------------                        ----------------

    (10,556,081)                              3,726,579                              (3,912,654)
----------------                        ----------------                        ----------------


$      (820,030)                        $     6,452,427                         $    (5,603,960)
================                        ================                        ================

               Zenith                                 Barclays                                 Value
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       605,570     $       424,591     $     1,691,512     $       960,393     $       168,403     $       794,147
      9,130,481           4,261,763           1,034,336             198,273          (1,859,709)         (7,812,534)
    (10,556,081)          3,429,609           3,726,579            (580,318)         (3,912,654)          9,686,109
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

       (820,030)          8,115,963           6,452,427             578,348          (5,603,960)          2,667,722
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      9,319,422          13,899,572          19,473,706          10,535,462             441,725           1,533,191
    (31,720,974)        (20,878,686)         22,339,657          52,263,033          (1,147,481)        (13,710,499)
     (7,413,462)         (8,825,817)         (5,205,755)         (2,333,616)         (4,453,378)         (4,468,895)
       (414,977)           (480,513)           (743,583)           (254,382)            (66,637)           (115,815)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
    (30,299,991)        (16,285,444)         35,864,025          60,210,497          (5,225,771)        (16,762,018)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

    (31,050,021)         (8,169,481)         42,316,452          60,788,845         (10,829,731)        (14,094,296)
     90,568,752          98,738,233          60,788,845                ----          29,835,841          43,930,137
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    59,518,731     $    90,568,752     $   103,105,297     $    60,788,845     $    19,006,110     $    29,835,841
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Dreyfus
                                                                                    ------------------------------

                                                                                        MidCap
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      11,714
 Mortality and expense risk charge                                                        (30,827)
                                                                                    --------------
Net investment income(loss)                                                               (19,113)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                           (33,972)
                                                                                    --------------
Net realized gain(loss)                                                                   (33,972)
                                                                                    --------------

Change in unrealized appreciation/depreciation                                             37,907
                                                                                     --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     (15,178)
                                                                                    ==============


                                                                                                MidCap
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $     (19,113)  $        (567)
 Net realized gain(loss)                                                                  (33,972)       (180,925)
 Net change in unrealized appreciation/depreciation                                        37,907         830,742
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          (15,178)        649,250
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                      172,912          59,086
 Subaccounts transfers (including fixed account), net                                    (337,604)        611,321
 Transfers for policyowner benefits and terminations                                     (333,976)       (281,943)
 Policyowner maintenance charges                                                           (9,350)         (9,180)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                     (508,018)        379,284
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                   (523,196)      1,028,534
Net assets at beginning of period                                                       3,564,736       2,536,202
                                                                                    --------------  --------------
Net assets at end of period                                                         $   3,041,540   $   3,564,736
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                              Scudder                                                     Neuberger Berman
----------------------------------------------------------------------------    ------------------------------------
     Small
   Mid Value                                Thematic                                Regency
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$        83,091                         $         2,590                         $         4,025
        (98,632)                                 (3,922)                               (148,890)
----------------                        ----------------                        ----------------
        (15,541)                                 (1,332)                               (144,865)
----------------                        ----------------                        ----------------


           ----                                    ----                                    ----
         74,524                                  10,448                               7,371,762
----------------                        ----------------                        ----------------
         74,524                                  10,448                               7,371,762
----------------                        ----------------                        ----------------

     (1,153,591)                                (76,342)                             (5,811,743)
----------------                        ----------------                        ----------------


$    (1,094,608)                        $       (67,226)                        $     1,415,154
================                        ================                        ================

          Small Mid Value                             Thematic                                Regency
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$       (15,541)    $       125,140     $        (1,332)    $           309     $      (144,865)    $        78,804
         74,524             759,031              10,448               2,902           7,371,762             187,334
     (1,153,591)            724,055             (76,342)             45,012          (5,811,743)          5,729,780
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     (1,094,608)          1,608,226             (67,226)             48,223           1,415,154           5,995,918
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


      2,257,632           2,311,899              19,509              10,102           2,917,198           4,968,396
      5,945,264         (11,483,647)             (8,689)             10,715         (37,460,809)         24,673,087
       (701,401)           (790,557)            (21,834)            (22,662)         (1,166,772)         (1,153,666)
        (79,408)            (72,455)             (1,176)             (1,437)           (123,244)           (125,680)
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
      7,422,087         (10,034,760)            (12,190)             (3,282)        (35,833,627)         28,362,137
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      6,327,479          (8,426,534)            (79,416)             44,941         (34,418,473)         34,358,055
      7,839,813          16,266,347             451,693             406,752          34,916,744             558,689
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$    14,167,292     $     7,839,813     $       372,277     $       451,693     $       498,271     $    34,916,744
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               T. Rowe
                                                                                    ------------------------------

                                                                                       Blue Chip
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $        ----
 Mortality and expense risk charge                                                       (265,978)
                                                                                    --------------
Net investment income(loss)                                                              (265,978)
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                             ----
 Net realized gain(loss) on sale of fund shares                                         1,754,760
                                                                                    --------------
Net realized gain(loss)                                                                 1,754,760
                                                                                    --------------

Change in unrealized appreciation/depreciation                                           (962,349)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     526,433
                                                                                    ==============


                                                                                              Blue Chip
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $    (265,978)  $    (387,479)
 Net realized gain(loss)                                                                1,754,760        (220,920)
 Net change in unrealized appreciation/depreciation                                      (962,349)      3,999,061
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          526,433       3,390,662
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                    6,133,400       9,152,676
 Subaccounts transfers (including fixed account), net                                 (10,269,503)    (35,377,618)
 Transfers for policyowner benefits and terminations                                   (2,060,688)     (2,784,051)
 Policyowner maintenance charges                                                         (219,362)       (282,926)
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                   (6,416,153)    (29,291,919)
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                 (5,889,720)    (25,901,257)
Net assets at beginning of period                                                      32,852,504      58,753,761
                                                                                    --------------  --------------
Net assets at end of period                                                         $  26,962,784   $  32,852,504
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

               Pimco                                                      Ibbotson
------------------------------------    ----------------------------------------------------------------------------

  Total Return                              Balanced                                  Growth
----------------                        ----------------                        ----------------

      2011                                    2011                                    2011
----------------                        ----------------                        ----------------

$     2,416,184                         $         4,462                         $         4,344
       (800,916)                                 (3,010)                                 (2,195)
----------------                        ----------------                        ----------------
      1,615,268                                   1,452                                   2,149
----------------                        ----------------                        ----------------


      1,513,535                                   7,020                                   4,355
         71,650                                 (10,814)                                 (6,234)
----------------                        ----------------                        ----------------
      1,585,185                                  (3,794)                                 (1,879)
----------------                        ----------------                        ----------------

     (1,081,405)                                (40,034)                                (42,243)
----------------                        ----------------                        ----------------


$     2,119,048                         $       (42,376)                        $       (41,973)
================                        ================                        ================

            Total Return                              Balanced                                 Growth
------------------------------------    ------------------------------------    ------------------------------------

      2011                2010                2011                2010                2011               2010
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

$     1,615,268     $     1,056,107     $         1,452     $          ----     $         2,149     $          ----
      1,585,185           2,788,714              (3,794)               ----              (1,879)               ----
     (1,081,405)            756,253             (40,034)               ----             (42,243)               ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

      2,119,048           4,601,074             (42,376)               ----             (41,973)               ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------


     19,357,963          16,153,290              16,454                ----              66,027                ----
     21,442,513          (8,167,113)            603,049                ----             395,741                ----
     (6,706,142)         (6,033,492)           (141,146)               ----             (50,724)               ----
       (717,225)           (472,863)               (427)               ----                (946)               ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
     33,377,109           1,479,822             477,930                ----             410,098                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------

     35,496,157           6,080,896             435,554                ----             368,125                ----
     70,941,315          64,860,419                ----                ----                ----                ----
----------------    ----------------    ----------------    ----------------    ----------------    ----------------
$   106,437,472     $    70,941,315     $       435,554     $          ----     $       368,125     $          ----
================    ================    ================    ================    ================    ================

                                      AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                                      ---------------------------------------
                                         FOR THE PERIODS ENDED DECEMBER 31
                                         ---------------------------------

                                                                                               Ibbotson
                                                                                    ------------------------------

                                                                                        Income
                                                                                    --------------

STATEMENTS OF OPERATIONS                                                                 2011
------------------------                                                            --------------
Investment income:
 Dividend distributions received                                                    $      13,011
 Mortality and expense risk charge                                                        (11,269)
                                                                                    --------------
Net investment income(loss)                                                                 1,742
                                                                                    --------------

Realized gain(loss) on investments:
 Net realized gain distributions                                                           24,387
 Net realized gain(loss) on sale of fund shares                                           (23,762)
                                                                                    --------------
Net realized gain(loss)                                                                       625
                                                                                    --------------

Change in unrealized appreciation/depreciation                                            (85,338)
                                                                                    --------------

Net increase(decrease) in net assets resulting
 from operations                                                                    $     (82,971)
                                                                                    ==============

                                                                                                Income
                                                                                    ------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                                      2011            2010
-----------------------------------                                                 --------------  --------------
Increase(decrease) in net assets from operations:
 Net investment income(loss)                                                        $       1,742   $        ----
 Net realized gain(loss)                                                                      625            ----
 Net change in unrealized appreciation/depreciation                                       (85,338)           ----
                                                                                    --------------  --------------
Net increase(decrease) in net assets resulting
 from operations                                                                          (82,971)           ----
                                                                                    --------------  --------------

Net increase(decrease) from policyowner transactions:
 Payments received from policyowners                                                       12,386            ----
 Subaccounts transfers (including fixed account), net                                   1,861,238            ----
 Transfers for policyowner benefits and terminations                                     (284,139)           ----
 Policyowner maintenance charges                                                           (2,831)           ----
                                                                                    --------------  --------------
Net increase(decrease) from policyowner transactions                                    1,586,654            ----
                                                                                    --------------  --------------

Total increase(decrease) in net assets                                                  1,503,683            ----
Net assets at beginning of period                                                            ----            ----
                                                                                    --------------  --------------
Net assets at end of period                                                         $   1,503,683   $        ----
                                                                                    ==============  ==============

The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                    ---------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                         -----------------------------
                FOR THE PERIODS ENDED DECEMBER 31, 2011 AND 2010
                ------------------------------------------------

1.   ORGANIZATION
-----------------

     Ameritas Variable Separate Account VA-2 (the "Account") was established on May 28, 1987, under Nebraska law. The assets of the Account are held by Ameritas Life Insurance Corp. (ALIC) and are segregated from all of ALIC's other assets and are used only to support variable annuity products issued by ALIC.

     Management believes these financial statements should be read in conjunction with the policyowner statements and policy and fund prospectuses.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is made up of variable investment options called subaccounts for which accumulation units are separately maintained. Each subaccount corresponds to a single underlying non-publicly traded portfolio issued through a fund series. At December 31, 2011, there are sixty-five subaccounts available within the Account listed as follows:

     Fidelity Management & Research                    Massachusetts Financial Services Company
      Company (Advisor)                                 MFS
      Fidelity (Fund Series short cite)                  *Strategic Inc.
       *Equity-Income IC (Subaccount short cite)         *Utilities
       *Equity-Income SC                                 *New Discovery
       *Equity-Income SC2                                *Research
       *Growth IC                                         (Commenced May 2, 2008)
       *Growth SC                                        *Total Return
       *Growth SC2                                        (Commenced April 30, 2008)
       *High Income IC
       *High Income SC                                 Morgan Stanley Investment Management Inc.
       *High Income SC2                                 Van Kampen
       *Overseas IC                                      *Emerging Markets
       *Overseas SC                                      *Intl. Magnum
       *Overseas SC2                                     *U.S. Real Estate
       *Asset Mgr. IC
       *Asset Mgr. SC                                  Calvert Investment Management, Inc. (formerly
       *Asset Mgr. SC2                                  Calvert Asset Management Company, Inc.)
       *Inv. Bond IC                                    (See Note 3)
       *Inv. Bond SC2                                   Calvert
       *Contrafund IC                                    *Core Strat.
       *Contrafund SC                                    *Money Market
       *Contrafund SC2                                   *Small Cap
       *Asset Mgr. Gr. IC                                *Balanced
       *Asset Mgr. Gr. SC                                *Mid Cap
       *Asset Mgr. Gr. SC2                               *Equity
       *Mid Cap SC2                                      *Income

     Fred Alger Management, Inc.                       American Century Investment Management, Inc.
      Alger                                             American Century
       *Balanced                                         *Income & Growth
                                                         *Mid Cap Value
                                                          (Commenced May 16, 2008)

                                          FS-39

1.   ORGANIZATION, continued
----------------------------

     Invesco Advisors, Inc.                            The Dreyfus Corporation
      (formerly Invesco AIM Advisors, Inc.)             Dreyfus
      AIM                                                *MidCap
       *Intl. Growth
        (Commenced May 15, 2008)                       Deutsch Investment Management Americas Inc.
       *Global                                          Scudder
        (Commenced May 1, 2009)                          *Small Mid Value
       *Capital                                           (Commenced April 30, 2008)
        (Commenced April 29, 2011)                       *Thematic
       *Global Value                                      (Commenced May 2, 2008)

     Calvert Investment Management, Inc.               Neuberger Berman Management LLC
      (formerly Calvert Asset Management                Neuberger Berman
      Company, Inc.) (See Note 3)                        *Regency
      Summit                                              (Commenced May 14, 2008)
       *S&P MidCap(1)
       *Russell Small Cap(1)                           T. Rowe Price Associates, Inc.
       *Nasdaq-100 Index                                T. Rowe
       *EAFE Intl.(1)                                    *Blue Chip
        (Commenced May 7, 2008)                           (Commenced April 30, 2008)
       *Inflation
        (Commenced April 30, 2008)                     Pacific Investment Management Company LLC
       *Natural Resources                               Pimco
        (Commenced May 2, 2008)                          *Total Return
       *S&P 500                                           (Commenced May 1, 2009)
        (Commenced December 12, 2008)
       *Zenith                                         ALPS Advisors, Inc.
        (Commenced December 12, 2008)                   Ibbotson
       *Barclays                                         *Balanced
        (Commenced May 3, 2010)                           (Commenced April 29, 2011)
                                                         *Growth
     Third Avenue Management LLC                          (Commenced April 29, 2011)
      Third Avenue                                       *Income
       *Value                                             (Commenced April 29, 2011)

Note: The above chart references the fund series and subaccount short cites from the Statement of Net Assets.
      (1)  Subaccount names remained the same except Class I was added.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------

     BASIS OF ACCOUNTING
     The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     INVESTMENTS
     The assets of the subaccounts are carried at the net asset value of the underlying portfolios, adjusted for the accrual of dividends. The value of the policyowners' units corresponds to the investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis.

     Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains and losses on the sales of investments represent the difference between the proceeds from sales of investments by the subaccounts and the cost of such shares, which is determined on a weighted average cost basis.

     FAIR VALUE MEASUREMENTS
     The accounting guidance on fair value measurements establishes a framework for measuring fair value and expands disclosures about fair value measurements. It also defines fair value as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. The fair value measurement guidance applies to all assets and liabilities that are measured and reported on a fair value basis and enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Each asset and liability carried at fair value is classified into one of the following categories:

       - Level 1 - Quoted market prices in active markets for identical assets or liabilities.
       - Level 2 - Observable market based inputs or unobservable inputs that are corroborated by market data.
       - Level 3 - Unobservable inputs that are not corroborated by market data.

     Each subaccount invests in shares of open-ended mutual funds, which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open end mutual funds are purchased and redeemed at their quoted daily net asset values as reported by the fund companies at the close of each business day. On that basis, the fair value measurements of all shares held by the Account are reported as Level 1 assets.

2.   BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES,
--------------------------------------------------------------------------
continued
---------

     FEDERAL AND STATE INCOME TAXES
     The operations of the Account form a part of and are taxed with the operations of ALIC. ALIC is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes or unrecognized tax benefits are reflected in these financial statements.

3.   RELATED PARTIES
--------------------

     Affiliates of ALIC provided management, administrative and investment advisory services for the Calvert and Summit subaccounts for a fee. These fees are reflected in the daily value of the underlying portfolio share price. The fee is computed separately for each underlying portfolio on daily average net assets, at an annual rate, as of December 31, 2011 and 2010, as follows:

                                                              Management/
                                          Investment        Administrative
                                         Advisory Fee             Fee
                                       ----------------    ----------------
     Calvert:
      Core Strat.                           0.00750             0.00050
      Money Market                          0.00200             0.00050
      Small Cap                             0.00850             0.00050
      Balanced                              0.00425             0.00275
      Mid Cap                               0.00650             0.00250
      Equity                                0.00500             0.00200
      Income                                0.00400             0.00300
     Summit:
      S&P MidCap                            0.00300             0.00100
      Russell Small Cap                     0.00350             0.00100
      Nasdaq-100 Index                      0.00350             0.00100
      EAFE Intl.                            0.00560             0.00100
      Inflation                             0.00500             0.00100
      Natural Resources                     0.00550             0.00100
      S&P 500                               0.00250             0.00100
      Zenith                                0.00640             0.00100
      Barclays                              0.00300             0.00100

4.   PURCHASES AND SALES OF INVESTMENTS
---------------------------------------

     The cost of purchases and proceeds from sales of investments in the subaccounts for the period ended December 31, 2011 were as follows:

                                           Purchases            Sales
                                        ---------------     --------------
     Fidelity:
      Equity-Income IC                  $       904,332     $    4,262,461
      Equity-Income SC                          153,475          1,172,770
      Equity-Income SC2                       1,088,525          2,858,714
      Growth IC                                 316,373          3,029,684
      Growth SC                                 134,742            780,423
      Growth SC2                                518,493          1,881,390
      High Income IC                          3,544,694          3,227,840
      High Income SC                          1,728,025          1,547,081
      High Income SC2                        45,079,466          3,531,916
      Overseas IC                               245,048          1,797,812
      Overseas SC                                35,099            457,148
      Overseas SC2                              866,556          2,104,030
      Asset Mgr. IC                             184,595          3,204,014
      Asset Mgr. SC                             105,376            675,649
      Asset Mgr. SC2                            436,386            792,603
      Inv. Bond IC                            2,360,914          4,712,152
      Inv. Bond SC2                           2,449,660          5,835,660
      Contrafund IC                             382,473          3,900,075
      Contrafund SC                             199,647          1,557,792
      Contrafund SC2                          1,333,660          5,746,779
      Asset Mgr. Gr. IC                          68,155            256,210
      Asset Mgr. Gr. SC                           9,611             55,540
      Asset Mgr. Gr. SC2                         62,937            159,699
      Mid Cap SC2                             2,454,906          9,329,502

     Alger:
      Balanced                                  389,590          1,853,532

     MFS:
      Strategic Inc.                          2,475,395          3,293,991
      Utilities                               2,252,657          6,969,963
      New Discovery                           2,939,061          3,154,961
      Research                                5,854,224         28,971,027
      Total Return                              523,278            276,061

     Van Kampen:
      Emerging Markets                       15,955,289          2,491,849
      Intl. Magnum                              343,767            839,274
      U.S. Real Estate                        2,420,760          4,373,967

--------------------------------------------------

                                           Purchases            Sales
                                        ---------------     --------------
     Calvert:
      Core Strat.                       $     5,409,425     $   50,628,596
      Money Market                           26,912,640         30,179,600
      Small Cap                               1,405,762          3,545,231
      Balanced                                  430,506            488,012
      Mid Cap                                   236,032            408,277
      Equity                                  1,049,429            773,032
      Income                                  1,631,350          5,644,336

     American Century:
      Income & Growth                         1,272,725          2,517,155
      Mid Cap Value                             674,834            770,243

     AIM:
      Intl. Growth                           31,075,739            557,774
      Global                                 23,339,803            267,707
      Capital                                 3,728,539            771,967
      Global Value                              553,731          1,124,121

     Summit:
      S&P MidCap                             18,333,700          7,025,442
      Russell Small Cap                       3,629,603         19,126,112
      Nasdaq-100 Index                        4,789,571          8,354,122
      EAFE Intl.                             10,672,829         16,312,032
      Inflation                              25,040,043          3,184,470
      Natural Resources                       8,622,326            811,836
      S&P 500                                37,024,063          3,817,572
      Zenith                                  4,237,333         33,861,753
      Barclays                               45,146,275          6,907,023

     Third Avenue:
      Value                                   1,566,029          6,623,396

     Dreyfus:
      MidCap                                    524,101          1,051,233

     Scudder:
      Small Mid Value                         8,035,559            629,013
      Thematic                                   90,262            103,784

     Neuberger Berman:
      Regency                                 1,467,929         37,446,421

     T. Rowe:
      Blue Chip                               3,053,732          9,735,863

--------------------------------------------------

                                           Purchases            Sales
                                        ---------------     --------------
     PIMCO:
      Total Return                      $    41,356,635     $    4,850,723

     Ibbotson:
      Balanced                                  694,114            207,712
      Growth                                    521,265            104,663
      Income                                  2,049,778            796,995



5.   FINANCIAL HIGHLIGHTS
-------------------------

     The unit value, units, net assets, investment income ratio (Inv. Income Ratio), expense ratio and total return (certain of which are defined below) are included in the following table (amounts have been rounded).

     Inv. Income Ratio - The Inv. Income Ratio represents the dividend distributions received divided by average daily net assets. This ratio excludes the mortality and expense risk charge and is affected by the timing of the declaration of dividends by the underlying fund portfolio.

     Expense Ratio - The Expense Ratio represents the annualized contract expenses of the subaccounts for the period indicated and includes only those expenses that are charged through a reduction of the unit value. Included in this category are mortality and expense charges. During the year ended December 31, 2011, these fees range between .85 percent and 1.40 percent (annualized) of net assets. Expenses of the underlying fund portfolios and charges made directly to policyowner accounts through the redemption of units are excluded. For this separate account, charges made through the redemption of units ranged up to $50 per policy annually, or as rider charges taken as a percent of net assets of .10 to 1.10 percent annualized, depending on the product and options selected.

     Total Return - The Total Return represents the change in the unit value reported year-to-date, however, subaccounts which commenced during a year, as shown in Note 1, are based on shorter return periods. These percentages do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

     Total returns and expense ratios in this disclosure may not be applicable to all policies.

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity:
Equity-Income IC
----------------
2011                  31.24   53.84            492,827   21,568,072     2.38      1.25    1.40    (0.43)    (0.28)
2010                  31.37   53.99            573,235   25,208,767     1.75      1.25    1.40    13.55     13.72
2009                  27.63   47.47            677,701   26,333,095     2.23      1.25    1.40    28.40     28.59
2008                  21.52   36.92            821,310   24,653,422     2.23      1.25    1.40   (43.45)   (43.37)
2007                  38.05   65.19          1,115,417   58,498,303     1.69      1.25    1.40     0.12      0.27

                                          FS-45

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
Equity-Income SC
----------------
2011                  32.70   32.70             91,229    2,983,537     2.15      0.95    0.95    (0.09)    (0.09)
2010                  32.73   32.73            123,371    4,038,365     1.62      0.95    0.95    14.00     14.00
2009                  28.71   28.71            161,998    4,651,401     2.09      0.95    0.95    28.81     28.81
2008                  22.29   22.29            205,618    4,583,534     1.66      0.95    0.95   (43.25)   (43.25)
2007                  39.28   39.28            419,707   16,485,344     1.66      0.95    0.95     0.46      0.46

Equity-Income SC2
-----------------
2011                  27.32   27.32            475,989   13,005,698     2.22      0.85    0.85    (0.19)    (0.19)
2010                  27.38   27.38            546,611   14,964,232     1.50      0.85    0.85    13.95     13.95
2009                  24.03   24.03            678,604   16,303,737     2.02      0.80    0.80    28.84     28.84
2008                  18.65   18.65            803,910   14,989,284     1.29      0.80    0.80   (43.29)   (43.29)
2007                  32.88   32.88          1,931,937   63,524,179     1.83      0.80    0.80     0.46      0.46

Growth IC
---------
2011                  43.50   61.31            293,222   16,505,970     0.35      1.25    1.40    (1.18)    (1.04)
2010                  44.02   61.96            338,798   19,207,435     0.27      1.25    1.40    22.45     22.64
2009                  35.95   50.52            383,365   17,732,241     0.42      1.25    1.40    26.51     26.70
2008                  28.42   39.87            464,476   16,962,969     0.76      1.25    1.40   (47.90)   (47.83)
2007                  54.55   76.43            567,410   39,552,907     0.87      1.25    1.40    25.20     25.38

Growth SC
---------
2011                  45.55   45.55             54,933    2,502,417     0.24      0.95    0.95    (0.80)    (0.80)
2010                  45.92   45.92             68,339    3,138,221     0.15      0.95    0.95    22.89     22.89
2009                  37.37   37.37             97,484    3,642,843     0.31      0.95    0.95    26.94     26.94
2008                  29.44   29.44            128,416    3,780,351     0.59      0.95    0.95   (47.73)   (47.73)
2007                  56.32   56.32            191,310   10,775,224     0.67      0.95    0.95    25.67     25.67

Growth SC2
----------
2011                  34.62   34.62            173,705    6,013,481     0.12      0.85    0.85    (0.87)    (0.87)
2010                  34.92   34.92            211,717    7,394,081     0.03      0.85    0.85    22.82     22.82
2009                  28.44   28.44            264,940    7,533,875     0.20      0.80    0.80    26.95     26.95
2008                  22.40   22.40            307,877    6,896,381     0.53      0.80    0.80   (47.73)   (47.73)
2007                  42.85   42.85            385,350   16,513,342     0.43      0.80    0.80    25.65     25.65

High Income IC
--------------
2011                  15.29   36.90            344,826    8,168,937     7.05      1.25    1.40     2.59      2.75
2010                  14.90   35.92            355,989    8,113,876     6.84      1.25    1.40    12.25     12.41
2009                  13.28   31.95            507,888   10,608,962     8.18      1.25    1.40    41.96     42.18
2008                   9.35   22.47            500,407    7,168,959     7.88      1.25    1.40   (26.03)   (25.92)
2007                  12.64   30.33            511,382    9,822,850     7.05      1.25    1.40     1.35      1.51

                                          FS-46

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
High Income SC
--------------
2011                  16.02   16.02            185,722    2,974,673     7.11      0.95    0.95     2.95      2.95
2010                  15.56   15.56            186,822    2,906,609     6.68      0.95    0.95    12.72     12.72
2009                  13.80   13.80            316,585    4,369,841     7.69      0.95    0.95    42.42     42.42
2008                   9.69    9.69            345,499    3,348,534     7.77      0.95    0.95   (25.77)   (25.77)
2007                  13.06   13.06            356,582    4,655,862     6.88      0.95    0.95     1.68      1.68

High Income SC2
---------------
2011                  12.32   12.32          4,346,195   53,535,566    10.01      0.85    0.85     2.84      2.84
2010                  11.98   11.98          1,287,653   15,422,651     4.56      0.85    0.85    12.71     12.71
2009                  10.63   10.63          3,406,720   36,201,103     9.15      0.80    0.80    42.32     42.32
2008                   7.47    7.47          2,726,370   20,356,057    10.53      0.80    0.80   (25.74)   (25.74)
2007                  10.05   10.05          1,649,397   16,582,880     7.84      0.80    0.80     1.72      1.72

Overseas IC
-----------
2011                  21.38   25.67            264,400    6,630,626     1.31      1.25    1.40   (18.31)   (18.19)
2010                  26.18   31.38            316,706    9,713,510     1.37      1.25    1.40    11.55     11.71
2009                  23.47   28.09            364,522   10,001,116     2.05      1.25    1.40    24.78     24.96
2008                  18.81   22.48            456,078   10,015,819     2.24      1.25    1.40   (44.59)   (44.50)
2007                  33.94   40.50            641,896   25,356,035     3.31      1.25    1.40    15.68     15.85

Overseas SC
-----------
2011                  22.59   22.59             59,458    1,343,011     1.18      0.95    0.95   (18.01)   (18.01)
2010                  27.55   27.55             75,326    2,075,076     1.13      0.95    0.95    11.93     11.93
2009                  24.61   24.61            113,746    2,799,562     1.84      0.95    0.95    25.25     25.25
2008                  19.65   19.65            167,010    3,281,969     1.87      0.95    0.95   (44.40)   (44.40)
2007                  35.34   35.34            304,203   10,751,114     3.16      0.95    0.95    16.10     16.10

Overseas SC2
------------
2011                  17.63   17.63            493,714    8,704,593     1.13      0.85    0.85   (18.04)   (18.04)
2010                  21.51   21.51            550,717   11,846,202     1.14      0.85    0.85    11.88     11.88
2009                  19.23   19.23            628,891   12,091,630     1.92      0.80    0.80    25.22     25.22
2008                  15.35   15.35            678,087   10,411,812     1.63      0.80    0.80   (44.42)   (44.42)
2007                  27.63   27.63          1,303,655   36,014,351     2.87      0.80    0.80    16.12     16.12

Asset Mgr. IC
-------------
2011                  23.10   36.09            438,922   15,035,813     1.84      1.25    1.40    (3.91)    (3.77)
2010                  24.04   37.50            529,768   18,845,369     1.63      1.25    1.40    12.68     12.85
2009                  21.34   33.23            613,355   19,312,151     2.28      1.25    1.40    27.32     27.51
2008                  16.76   26.06            765,426   18,821,099     2.46      1.25    1.40   (29.71)   (29.61)
2007                  23.84   37.02            907,644   31,619,421     6.10      1.25    1.40    13.89     14.07

                                          FS-47

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
Asset Mgr. SC
-------------
2011                  24.16   24.16             80,912    1,954,514     1.69      0.95    0.95    (3.60)    (3.60)
2010                  25.06   25.06            104,546    2,619,833     1.50      0.95    0.95    13.33     13.33
2009                  22.11   22.11            136,193    3,011,449     2.24      0.95    0.95    27.72     27.72
2008                  17.31   17.31            159,545    2,762,045     2.15      0.95    0.95   (29.49)   (29.49)
2007                  24.55   24.55            231,166    5,676,014     5.81      0.95    0.95    14.26     14.26

Asset Mgr. SC2
--------------
2011                  19.26   19.26            145,470    2,801,446     1.64      0.85    0.85    (3.63)    (3.63)
2010                  19.98   19.98            165,408    3,305,566     1.45      0.85    0.85    13.00     13.00
2009                  17.68   17.68            176,866    3,127,875     2.12      0.80    0.80    27.74     27.74
2008                  13.84   13.84            236,279    3,271,224     2.55      0.80    0.80   (29.47)   (29.47)
2007                  19.63   19.63            218,860    4,296,317     5.80      0.80    0.80    14.25     14.25

Inv. Bond IC
------------
2011                  22.41   23.79            669,626   17,137,916     3.12      0.95    1.40     5.85      6.32
2010                  21.17   22.38            795,201   19,255,377     3.23      0.95    1.40     6.31      6.79
2009                  19.91   20.95            959,837   21,816,816     8.73      0.95    1.40    14.12     14.63
2008                  17.45   18.28          1,281,869   25,210,634     4.65      0.95    1.40    (4.59)    (4.17)
2007                  18.29   19.07          1,722,703   35,199,001     4.19      0.95    1.40     2.89      3.36

Inv. Bond SC2
-------------
2011                  20.05   20.05            922,915   18,506,242     2.88      0.85    0.85     6.13      6.13
2010                  18.89   18.89          1,146,155   21,654,361     3.10      0.85    0.85     6.64      6.64
2009                  17.72   17.72          1,386,132   24,557,607     9.16      0.80    0.80    14.54     14.54
2008                  15.47   15.47          2,527,783   39,095,708     4.13      0.80    0.80    (4.22)    (4.22)
2007                  16.15   16.15          2,653,284   42,850,302     3.60      0.80    0.80     3.25      3.25

Contrafund IC
-------------
2011                  37.96   41.80            503,508   20,419,865     0.96      1.25    1.40    (3.87)    (3.73)
2010                  39.49   43.42            583,903   24,635,788     1.18      1.25    1.40    15.59     15.77
2009                  34.16   37.51            703,865   25,675,809     1.34      1.25    1.40    33.83     34.03
2008                  25.52   27.98            874,442   23,841,416     0.87      1.25    1.40   (43.31)   (43.23)
2007                  45.03   49.29          1,182,770   56,850,343     0.90      1.25    1.40    15.95     16.13

Contrafund SC
-------------
2011                  39.77   39.77            138,632    5,513,164     0.85      0.95    0.95    (3.55)    (3.55)
2010                  41.23   41.23            171,461    7,069,910     1.01      0.95    0.95    16.00     16.00
2009                  35.54   35.54            219,712    7,809,533     1.17      0.95    0.95    34.39     34.39
2008                  26.45   26.45            316,539    8,372,305     0.70      0.95    0.95   (43.16)   (43.16)
2007                  46.53   46.53            533,126   24,806,922     0.82      0.95    0.95    16.39     16.39

                                          FS-48

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Fidelity, continued:
Contrafund SC2
--------------
2011                  34.05   34.05            791,378   26,948,718     0.75      0.85    0.85    (3.60)    (3.60)
2010                  35.33   35.33            914,442   32,303,301     1.00      0.85    0.85    15.94     15.94
2009                  30.47   30.47          1,052,323   32,063,132     1.17      0.80    0.80    34.39     34.39
2008                  22.67   22.67          1,153,433   26,150,089     0.59      0.80    0.80   (43.16)   (43.16)
2007                  39.88   39.88          1,963,572   78,316,505     0.87      0.80    0.80    16.37     16.37

Asset Mgr. Gr. IC
-----------------
2011                  17.92   22.52             78,422    1,638,411     1.58      1.25    1.40    (7.47)    (7.33)
2010                  19.36   24.30             87,126    1,963,717     1.10      1.25    1.40    14.73     14.90
2009                  16.88   21.15            104,424    2,042,020     1.51      1.25    1.40    31.07     31.26
2008                  12.88   16.11            127,949    1,900,617     1.67      1.25    1.40   (36.70)   (36.61)
2007                  20.34   25.42            157,100    3,707,891     4.29      1.25    1.40    17.31     17.49

Asset Mgr. Gr. SC
-----------------
2011                  18.69   18.69             16,312      304,829     1.47      0.95    0.95    (7.15)    (7.15)
2010                  20.13   20.13             18,648      375,299     0.92      0.95    0.95    15.08     15.08
2009                  17.49   17.49             29,092      508,769     1.34      0.95    0.95    31.54     31.54
2008                  13.30   13.30             41,239      548,294     1.61      0.95    0.95   (36.48)   (36.48)
2007                  20.93   20.93             55,496    1,161,683     4.10      0.95    0.95    17.75     17.75

Asset Mgr. Gr. SC2
------------------
2011                  15.04   15.04             40,437      608,267     1.22      0.85    0.85    (7.25)    (7.25)
2010                  16.22   16.22             46,778      758,632     0.69      0.85    0.85    15.04     15.04
2009                  14.10   14.10             62,395      879,571     1.12      0.80    0.80    31.36     31.36
2008                  10.73   10.73            111,852    1,200,353     1.72      0.80    0.80   (36.45)   (36.45)
2007                  16.89   16.89             98,297    1,660,007     3.94      0.80    0.80    17.65     17.65

Mid Cap SC2
-----------
2011                  27.96   28.37            359,957   10,195,147     0.02      0.85    1.40   (12.09)   (11.60)
2010                  31.80   32.09            567,231   18,188,676     0.12      0.85    1.40    26.79     27.49
2009                  25.08   25.17            572,320   14,402,204     0.47      0.80    1.40    26.04     29.28
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Alger:
Balanced
--------
2011                  16.78   17.98            430,306    9,491,525     2.84      0.85    1.40    (1.36)    (0.81)
2010                  16.92   18.23            511,957   11,231,890     2.55      0.85    1.40     8.81      9.40
2009                  15.46   16.75            636,852   12,650,007     3.19      0.80    1.40    27.46     28.22
2008                  12.06   13.14            760,726   11,825,109     2.65      0.80    1.40   (32.71)   (32.30)
2007                  17.82   19.53            987,568   22,720,339     2.09      0.80    1.40    10.80     11.47

                                          FS-49

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
MFS:
Strategic Inc.
--------------
2011                  17.60   17.77            574,879   10,314,187     5.53      0.85    1.40     3.29      3.85
2010                  16.95   17.21            648,528   11,229,423     4.88      0.85    1.40     8.58      9.18
2009                  15.53   15.85            805,743   12,779,941     9.25      0.80    1.40    22.53     23.26
2008                  12.59   12.93            737,927    9,534,908     7.75      0.80    1.40   (13.26)   (12.74)
2007                  14.43   14.91          1,234,106   18,293,406     4.64      0.80    1.40     2.24      2.86

Utilities
---------
2011                  44.29   47.14            656,442   31,536,267     3.16      0.85    1.40     5.31      5.88
2010                  41.83   44.77            769,352   34,986,884     3.30      0.85    1.40    12.23     12.85
2009                  37.07   39.89            953,869   38,623,225     4.93      0.80    1.40    31.37     32.17
2008                  28.05   30.36          1,118,480   34,542,888     1.60      0.80    1.40   (38.54)   (38.17)
2007                  45.36   49.40          1,450,615   73,500,895     0.95      0.80    1.40    26.12     26.88

New Discovery
-------------
2011                  19.91   20.83            297,467    6,127,894     ----      0.85    1.40   (11.51)   (11.02)
2010                  22.49   23.41            347,384    8,051,108     ----      0.85    1.40    34.45     35.19
2009                  16.73   17.32            373,458    6,414,232     ----      0.80    1.40    60.92     61.89
2008                  10.40   10.70            428,677    4,559,035     ----      0.80    1.40   (40.18)   (39.81)
2007                  17.38   17.77            488,707    8,663,461     ----      0.80    1.40     1.09      1.70

Research
--------
2011                  10.92   11.15          1,944,220   21,652,636     1.26      0.85    1.40   (12.11)   (11.62)
2010                  12.42   12.61          3,670,664   46,264,636     1.71      0.85    1.40     9.27      9.88
2009                  11.37   11.48          3,762,986   43,171,751     1.85      0.80    1.40    29.04     29.82
2008                   8.81    8.84          3,677,075   32,505,056     ----      0.80    1.40   (41.90)   (41.28)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Total Return
------------
2011                  19.36   19.76            125,046    2,467,941     2.68      0.85    1.40     0.14      0.91
2010                  19.33   19.58            114,573    2,241,438     2.76      0.85    1.40     8.53      9.00
2009                  17.81   17.96            110,858    1,990,268     2.22      0.80    1.40    16.39     17.09
2008                  15.30   15.34             51,702      793,417     ----      0.80    1.40   (20.76)   (20.55)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Van Kampen:
Emerging Markets
----------------
2011                  18.86   20.45          2,224,535   42,639,116     0.43      0.85    1.40   (19.35)   (18.90)
2010                  23.26   25.35          1,589,680   38,019,699     0.61      0.85    1.40    17.38     18.02
2009                  19.71   21.60          1,574,095   32,125,286     ----      0.80    1.40    67.49     68.51
2008                  11.70   12.90          1,637,257   19,894,728     ----      0.80    1.40   (57.23)   (56.97)
2007                  27.19   30.15          1,542,321   44,659,068     0.44      0.80    1.40    38.49     39.33

                                          FS-50

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Van Kampen, continued:
Intl. Magnum
------------
2011                  12.18   12.91            292,750    3,749,181     1.32      0.85    1.40    (5.01)    (4.49)
2010                  12.83   13.52            330,306    4,435,453     2.92      0.85    1.40     4.22      4.79
2009                  12.31   12.90            438,211    5,629,555     3.00      0.80    1.40    30.69     31.56
2008                   9.42    9.81            559,250    5,476,770     3.19      0.80    1.40   (45.40)   (45.09)
2007                  17.25   17.86            725,296   12,948,164     1.51      0.80    1.40    12.99     13.67

U.S. Real Estate
----------------
2011                  31.71   31.85            526,288   16,939,608     0.84      0.85    1.40     4.45      5.03
2010                  30.19   30.49            587,352   18,038,317     2.20      0.85    1.40    28.16     28.87
2009                  23.43   23.79            709,524   16,938,976     3.16      0.80    1.40    26.57     27.36
2008                  18.40   18.80          1,142,563   21,412,284     3.40      0.80    1.40   (38.76)   (38.40)
2007                  29.87   30.70          1,055,666   32,356,143     1.09      0.80    1.40   (18.23)   (17.74)

Calvert:
Core Strat.
-----------
2011                  17.65   19.10          2,302,380   43,204,854     0.35      0.85    1.40   (14.03)   (13.56)
2010                  20.54   22.10          4,232,836   92,402,074     0.41      0.85    1.40     9.04      9.64
2009                  18.83   20.15          4,429,491   88,080,373     1.44      0.80    1.40    41.45     42.30
2008                  13.31   14.16          4,049,730   56,444,306     0.93      0.80    1.40   (41.24)   (40.89)
2007                  22.66   23.96          3,449,036   80,948,145     0.82      0.80    1.40     5.46      6.10

Money Market
------------
2011                   1.16    1.21         41,294,675   51,195,724     0.01      0.85    1.40    (1.37)    (0.83)
2010                   1.17    1.23         43,120,715   54,462,883     0.10      0.85    1.40    (1.29)    (0.75)
2009                   1.18    1.25         49,532,751   64,197,279     0.94      0.80    1.40    (0.52)     0.08
2008                   1.18    1.25         80,541,598  103,697,670     2.96      0.80    1.40     1.57      2.18
2007                   1.16    1.23         49,828,789   64,418,112     4.94      0.80    1.40     3.59      4.21

Small Cap
---------
2011                  39.23   41.13            240,300   10,830,196     ----      0.85    1.40    (3.37)    (2.84)
2010                  40.38   42.57            284,488   13,243,780     ----      0.85    1.40    35.57     36.31
2009                  29.62   31.40            661,935   21,239,228     0.08      0.80    1.40    32.90     33.70
2008                  22.15   23.62            590,953   14,602,128     ----      0.80    1.40   (37.88)   (37.51)
2007                  35.45   38.03            623,473   24,976,796     ----      0.80    1.40    10.24     10.90

Balanced
--------
2011                   2.26    2.31          2,038,955    4,687,067     1.31      0.85    1.40     3.12      3.68
2010                   2.19    2.23          2,070,265    4,597,069     1.37      0.85    1.40    10.55     11.15
2009                   1.98    2.00          2,360,891    4,720,972     2.09      0.80    1.40    23.55     24.30
2008                   1.60    1.61          2,688,395    4,335,308     2.35      0.80    1.40   (32.28)   (31.87)
2007                   2.37    2.37          3,116,296    7,401,718     2.35      0.80    1.40     1.33      1.94

                                          FS-51

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Calvert, continued:
Mid Cap
-------
2011                  34.05   34.09            111,847    3,820,426     ----      0.85    1.40     0.91      1.47
2010                  33.56   33.78            122,237    4,117,877     ----      0.85    1.40    29.65     30.36
2009                  25.75   26.06            139,821    3,618,100     ----      0.80    1.40    30.19     30.97
2008                  19.66   20.02            182,633    3,613,970     ----      0.80    1.40   (38.07)   (37.69)
2007                  31.55   32.32            293,945    9,349,549     ----      0.80    1.40     8.63      9.28

Equity
------
2011                  18.79   19.80            271,724    5,363,749     ----      0.85    1.40    (2.71)    (2.17)
2010                  19.27   20.24            257,070    5,184,584     0.06      0.85    1.40    15.64     16.27
2009                  16.66   17.41            277,278    4,808,189     0.38      0.80    1.40    32.40     33.19
2008                  12.58   13.07            322,743    4,209,246     ----      0.80    1.40   (36.69)   (36.31)
2007                  19.86   20.52            314,542    6,439,756     ----      0.80    1.40     8.45      9.11

Income
------
2011                  22.81   24.12            865,717   20,771,939     3.80      0.85    1.40     2.48      3.04
2010                  22.25   23.41          1,062,808   24,759,646     3.93      0.85    1.40     6.37      6.96
2009                  20.92   21.89          1,398,215   30,483,140     4.32      0.80    1.40    19.11     19.82
2008                  17.56   18.27          2,547,353   46,372,608     4.25      0.80    1.40   (12.87)   (12.35)
2007                  20.16   20.84          3,013,853   62,539,649     4.82      0.80    1.40     3.54      4.16

American Century:
Income & Growth
---------------
2011                   7.28    7.83          1,401,620   10,833,078     1.55      0.85    1.40     1.69      2.24
2010                   7.16    7.66          1,572,327   11,893,768     1.50      0.85    1.40    12.57     13.18
2009                   6.36    6.77          1,894,536   12,675,554     4.82      0.80    1.40    16.46     17.16
2008                   5.46    5.78          2,182,141   12,468,763     2.20      0.80    1.40   (35.50)   (35.11)
2007                   8.47    8.90          2,913,317   25,694,046     2.08      0.80    1.40    (1.46)    (0.87)

Mid Cap Value
-------------
2011                  14.35   14.62            116,397    1,695,775     1.34      0.85    1.40    (2.07)    (1.53)
2010                  14.65   14.84            127,321    1,885,287     2.37      0.85    1.40    17.60     18.25
2009                  12.48   12.55             91,490    1,146,007     4.01      0.80    1.40    28.14     28.91
2008                   9.74    9.74             82,450      802,138     ----      0.80    1.40   (24.39)   (22.66)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

AIM:
Intl. Growth
------------
2011                  27.30   27.69          1,083,001   29,963,281     0.25      0.85    1.40    (8.03)    (7.53)
2010                  29.68   29.94             94,655    2,828,299     2.43      0.85    1.40    11.30     11.91
2009                  26.67   26.76             65,221    1,742,956     2.04      0.80    1.40    33.37     34.17
2008                  19.94   20.00             13,703      273,472     1.47      0.80    1.40   (37.46)     0.18
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

                                          FS-52

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
AIM, continued:
Global
------
2011                  12.86   13.04          2,022,448   26,367,539     5.78      0.85    1.40    (7.80)    (7.29)
2010                  13.94   14.07            486,150    6,836,946     2.84      0.85    1.40    15.89     16.52
2009                  12.03   12.08          1,278,479   15,434,499     ----      0.80    1.40    34.30     42.06
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Capital
-------
2011                  12.33   12.38            188,423    2,330,143     ----      0.85    1.40   (18.43)   (18.13)
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Global Value
------------
2011                  12.85   13.55            414,342    5,496,827     3.37      0.85    1.40   (12.12)   (11.64)
2010                  14.54   15.42            463,178    6,972,832     1.92      0.85    1.40     9.41     10.01
2009                  13.21   14.10            562,744    7,725,183     7.27      0.80    1.40    14.39     15.07
2008                  11.48   12.32            680,681    8,180,631     2.64      0.80    1.40   (40.98)   (40.62)
2007                  19.34   20.88            832,784   16,992,272     1.87      0.80    1.40     5.15      5.79

Summit:
S&P MidCap
----------
2011                  18.78   20.04          2,890,381   55,847,030     0.73      0.85    1.40    (3.59)    (3.06)
2010                  19.48   20.67          2,415,862   47,660,584     1.07      0.85    1.40    24.24     24.92
2009                  15.68   16.55            562,867    9,119,813     0.91      0.80    1.40    34.49     35.33
2008                  11.66   12.23            630,565    7,525,802     2.14      0.80    1.40   (37.52)   (37.15)
2007                  18.66   19.45            719,152   13,659,271     0.95      0.80    1.40     5.89      6.53

Russell Small Cap
-----------------
2011                  13.55   14.43          1,728,186   24,902,841     0.41      0.85    1.40    (6.20)    (5.68)
2010                  14.44   15.30          2,733,011   41,789,631     0.86      0.85    1.40    24.34     25.02
2009                  11.62   12.23            385,031    4,718,016     0.58      0.80    1.40    24.45     25.20
2008                   9.33    9.77            471,050    4,608,351     2.03      0.80    1.40   (34.88)   (34.49)
2007                  14.33   14.92            484,915    7,257,998     0.69      0.80    1.40    (3.56)    (2.98)

Nasdaq-100 Index
----------------
2011                   5.51    5.89          4,698,115   27,519,976     0.26      0.85    1.40     1.59      2.16
2010                   5.42    5.76          5,499,465   31,519,722     0.30      0.85    1.40    17.95     18.60
2009                   4.59    4.86          1,242,891    5,945,769     0.09      0.80    1.40    51.38     52.29
2008                   3.03    3.19          1,234,078    3,874,989     0.04      0.80    1.40   (42.71)   (43.36)
2007                   5.30    5.54          1,549,391    8,463,894     1.06      0.80    1.40    16.85     17.55

                                          FS-53

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Summit, continued:
EAFE Intl.
----------
2011                  65.92   67.26            674,035   45,301,334     2.28      0.85    1.40   (13.92)   (13.44)
2010                  76.58   77.71            740,955   57,540,147     2.21      0.85    1.40     5.24      5.81
2009                  72.77   73.44              8,320      609,925     2.75      0.80    1.40    26.08     26.84
2008                  57.71   57.90              6,483      375,082     3.60      0.80    1.40   (42.25)   (41.10)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Inflation
---------
2011                  61.41   62.67            610,225   38,208,244     2.45      0.85    1.40     8.89      9.48
2010                  56.40   57.24            253,746   14,503,864     1.53      0.85    1.40     4.85      5.43
2009                  53.79   54.30            418,491   22,703,692     0.48      0.80    1.40     6.13      6.77
2008                  50.68   50.85            227,171   11,546,475     2.88      0.80    1.40    (6.82)    (5.77)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Natural Resources
-----------------
2011                  47.88   48.89            499,380   24,382,853     0.36      0.85    1.40   (11.37)   (10.88)
2010                  54.02   54.86            352,601   19,322,672     0.55      0.85    1.40    15.60     16.23
2009                  46.73   47.20             59,146    2,784,184     0.30      0.80    1.40    29.26     30.03
2008                  36.16   36.30             47,445    1,720,263     0.14      0.80    1.40   (46.63)   (46.28)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

S&P 500
-------
2011                  83.78   85.24            694,857   58,985,591     2.06      0.85    1.40     0.32      0.88
2010                  83.51   84.50            345,274   28,987,319     1.40      0.85    1.40    13.10     13.72
2009                  73.84   74.31            421,665   31,221,060     1.94      0.80    1.40    24.36     25.11
2008                  59.37   59.39            513,787   30,510,163     1.65      0.80    1.40     2.74      2.77
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Zenith
------
2011                  65.69   66.84            894,827   59,518,731     1.80      0.85    1.40    (3.04)    (2.51)
2010                  67.76   68.56          1,324,743   90,568,752     1.44      0.85    1.40    10.05     10.66
2009                  61.57   61.95          1,596,210   98,738,233     2.14      0.80    1.40    23.66     24.41
2008                  49.78   49.80          1,569,986   78,178,183     0.52      0.80    1.40     2.78      2.81
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Barclays
--------
2011                  57.26   57.77          1,785,050  103,105,297     2.84      0.85    1.40     6.89      7.48
2010                  53.57   53.75          1,131,014   60,788,845     2.70      0.85    1.40     2.61      3.39
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

                                          FS-54

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
Third Avenue:
Value
-----
2011                  21.02   22.46            861,360   19,006,110      1.66     0.85    1.40   (22.40)   (21.97)
2010                  27.09   28.78          1,053,919   29,835,841      3.26     0.85    1.40    12.49     13.10
2009                  24.08   25.44          1,747,581   43,930,137      ----     0.80    1.40    43.34     44.20
2008                  16.80   17.64          1,948,052   33,956,450      0.84     0.80    1.40   (44.44)   (44.11)
2007                  30.24   31.57          2,321,096   72,328,276      2.15     0.80    1.40    (6.13)    (5.57)

Dreyfus:
MidCap
------
2011                  19.42   20.49            150,094    3,041,540      0.36     0.85    1.40    (1.19)    (0.65)
2010                  19.65   20.62            174,799    3,564,736      0.94     0.85    1.40    25.19     25.87
2009                  15.70   16.38            155,799    2,536,202      1.00     0.80    1.40    33.45     34.25
2008                  11.76   12.20            192,025    2,329,551      0.81     0.80    1.40   (41.28)   (40.92)
2007                  20.03   20.66            232,317    4,767,907      0.31     0.80    1.40    (0.03)     0.58

Scudder:
Small Mid Value
---------------
2011                  11.30   11.53          1,229,887   14,167,292      0.74     0.85    1.40    (7.38)    (6.86)
2010                  12.20   12.39            633,725    7,839,813      1.96     0.85    1.40    21.36     22.03
2009                  10.05   10.15          1,603,658   16,266,347      1.49     0.80    1.40    27.91     28.67
2008                   7.86    7.89          1,023,997    8,074,060      ----     0.80    1.40   (32.81)   (30.75)
2007                   ----    ----               ----         ----      ----     ----    ----     ----      ----

Thematic
--------
2011                   7.77    7.93             47,064      372,277      0.61     0.85    1.40   (15.57)   (15.11)
2010                   9.20    9.34             48,451      451,693      1.02     0.85    1.40    12.08     12.70
2009                   8.21    8.29             49,158      406,752      1.15     0.80    1.40    41.83     42.68
2008                   5.79    5.81             27,165      157,701      ----     0.80    1.40   (47.35)   (46.85)
2007                   ----    ----               ----         ----      ----     ----    ----     ----      ----

Neuberger Berman:
Regency
-------
2011                  14.07   14.76             33,942      498,271      0.02     0.85    1.40    (7.77)    (7.28)
2010                  15.71   15.92          2,195,326   34,916,744      1.33     0.85    1.40    24.44     25.12
2009                  12.62   12.72             44,140      558,689      2.05     0.80    1.40    44.53     45.40
2008                   8.74    8.75              5,138       44,944      1.39     0.80    1.40   (46.72)   (42.30)
2007                   ----    ----               ----         ----      ----     ----    ----     ----      ----

                                          FS-55

5.   FINANCIAL HIGHLIGHTS, continued
------------------------------------

                                    At December 31                        For the Periods Ended December 31
                    ----------------------------------------------- ------------------------------------------------
                                                                       Inv.
                          Unit                          Net Assets    Income        Expense            Total
                        Value ($)           Units           ($)       Ratio %        Ratio %          Return %
                    ----------------- ---------------- ------------ ----------- ---------------- -------------------
                       Min     Max                                                Min     Max      Min       Max
T. Rowe:
Blue Chip
---------
2011                  10.63   10.85          2,486,804   26,962,784     ----      0.85    1.40    (0.04)     0.52
2010                  10.64   10.80          3,045,170   32,852,504     ----      0.85    1.40    14.39     15.02
2009                   9.30    9.39          6,262,158   58,753,761     ----      0.80    1.40    39.83     40.66
2008                   6.65    6.67          4,777,748   31,877,934     0.16      0.80    1.40   (39.77)   (39.33)
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Pimco:
Total Return
------------
2011                  12.42   12.62          8,442,455  106,437,472     2.64      0.85    1.40     2.17      2.74
2010                  12.16   12.28          5,780,894   70,941,315     2.42      0.85    1.40     6.61      7.19
2009                  11.40   11.46          5,663,280   64,860,419     2.99      0.80    1.40     7.89      9.20
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Ibbotson:
Balanced
--------
2011                   9.99   10.02             43,475      435,554     0.90      0.85    1.40    (7.54)    (7.20)
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Growth
------
2011                   9.24    9.25             39,837      368,125     1.24      0.85    1.40   (11.05)    (1.12)
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

Income
------
2011                  10.65   10.69            140,711    1,503,683     0.74      0.85    1.40    (4.27)    (3.92)
2010                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2009                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2008                   ----    ----               ----         ----     ----      ----    ----     ----      ----
2007                   ----    ----               ----         ----     ----      ----    ----     ----      ----

6.   CHANGES IN UNITS OUTSTANDING
---------------------------------
The change in units outstanding for the periods ended December 31, were as follows:

                                                   2011                2010
                                             ---------------     ---------------
Fidelity:
Equity-Income IC
----------------
Units issued                                        150,267             163,416
Units redeemed                                     (230,675)           (267,882)
                                             ---------------     ---------------
Net increase(decrease)                              (80,408)           (104,466)
                                             ===============     ===============

Equity-Income SC
----------------
Units issued                                         29,036              57,949
Units redeemed                                      (61,178)            (96,576)
                                             ---------------     ---------------
Net increase(decrease)                              (32,142)            (38,627)
                                             ===============     ===============

Equity-Income SC2
-----------------
Units issued                                        674,391             779,392
Units redeemed                                     (745,013)           (911,385)
                                             ---------------     ---------------
Net increase(decrease)                              (70,622)           (131,993)
                                             ===============     ===============

Growth IC
---------
Units issued                                         63,569              80,958
Units redeemed                                     (109,145)           (125,525)
                                             ---------------     ---------------
Net increase(decrease)                              (45,576)            (44,567)
                                             ===============     ===============

Growth SC
---------
Units issued                                         14,387              22,748
Units redeemed                                      (27,793)            (51,893)
                                             ---------------     ---------------
Net increase(decrease)                              (13,406)            (29,145)
                                             ===============     ===============

Growth SC2
----------
Units issued                                        210,335             261,548
Units redeemed                                     (248,347)           (314,771)
                                             ---------------     ---------------
Net increase(decrease)                              (38,012)            (53,223)
                                             ===============     ===============

High Income IC
--------------
Units issued                                        391,221             476,661
Units redeemed                                     (402,384)           (628,560)
                                             ---------------     ---------------
Net increase(decrease)                              (11,163)           (151,899)
                                             ===============     ===============

High Income SC
--------------
Units issued                                        254,343             286,138
Units redeemed                                     (255,443)           (415,901)
                                             ---------------     ---------------
Net increase(decrease)                               (1,100)           (129,763)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
Fidelity, continued:
High Income SC2
---------------
Units issued                                     11,609,649           5,781,056
Units redeemed                                   (8,551,107)         (7,900,123)
                                             ---------------     ---------------
Net increase(decrease)                            3,058,542          (2,119,067)
                                             ===============     ===============

Overseas IC
-----------
Units issued                                         91,371             122,073
Units redeemed                                     (143,677)           (169,889)
                                             ---------------     ---------------
Net increase(decrease)                              (52,306)            (47,816)
                                             ===============     ===============

Overseas SC
-----------
Units issued                                         30,019              42,060
Units redeemed                                      (45,887)            (80,480)
                                             ---------------     ---------------
Net increase(decrease)                              (15,868)            (38,420)
                                             ===============     ===============

Overseas SC2
------------
Units issued                                        701,858             812,459
Units redeemed                                     (758,861)           (890,633)
                                             ---------------     ---------------
Net increase(decrease)                              (57,003)            (78,174)
                                             ===============     ===============

Asset Mgr. IC
-------------
Units issued                                         27,883              54,351
Units redeemed                                     (118,729)           (137,938)
                                             ---------------     ---------------
Net increase(decrease)                              (90,846)            (83,587)
                                             ===============     ===============

Asset Mgr. SC
-------------
Units issued                                         10,618              16,555
Units redeemed                                      (34,252)            (48,202)
                                             ---------------     ---------------
Net increase(decrease)                              (23,634)            (31,647)
                                             ===============     ===============

Asset Mgr. SC2
--------------
Units issued                                         80,274              77,865
Units redeemed                                     (100,212)            (89,323)
                                             ---------------     ---------------
Net increase(decrease)                              (19,938)            (11,458)
                                             ===============     ===============

Inv. Bond IC
------------
Units issued                                        323,454             415,807
Units redeemed                                     (449,029)           (580,443)
                                             ---------------     ---------------
Net increase(decrease)                             (125,575)           (164,636)
                                             ===============     ===============

Inv. Bond SC2
-------------
Units issued                                      1,287,096           1,568,384
Units redeemed                                   (1,510,336)         (1,808,361)
                                             ---------------     ---------------
Net increase(decrease)                             (223,240)           (239,977)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
Fidelity, continued:
Contrafund IC
-------------
Units issued                                        158,510             194,577
Units redeemed                                     (238,905)           (314,539)
                                             ---------------     ---------------
Net increase(decrease)                              (80,395)           (119,962)
                                             ===============     ===============

Contrafund SC
-------------
Units issued                                         30,808              52,327
Units redeemed                                      (63,637)           (100,578)
                                             ---------------     ---------------
Net increase(decrease)                              (32,829)            (48,251)
                                             ===============     ===============

Contrafund SC2
--------------
Units issued                                        881,045           1,067,910
Units redeemed                                   (1,004,109)         (1,205,791)
                                             ---------------     ---------------
Net increase(decrease)                             (123,064)           (137,881)
                                             ===============     ===============

Asset Mgr. Gr. IC
-----------------
Units issued                                         28,304              34,706
Units redeemed                                      (37,008)            (52,004)
                                             ---------------     ---------------
Net increase(decrease)                               (8,704)            (17,298)
                                             ===============     ===============

Asset Mgr. Gr. SC
-----------------
Units issued                                          2,042               4,698
Units redeemed                                       (4,378)            (15,142)
                                             ---------------     ---------------
Net increase(decrease)                               (2,336)            (10,444)
                                             ===============     ===============

Asset Mgr. Gr. SC2
------------------
Units issued                                          8,247              26,608
Units redeemed                                      (14,588)            (42,225)
                                             ---------------     ---------------
Net increase(decrease)                               (6,341)            (15,617)
                                             ===============     ===============

Mid Cap SC2
-----------
Units issued                                      1,498,894           2,201,944
Units redeemed                                   (1,706,168)         (2,207,033)
                                             ---------------     ---------------
Net increase(decrease)                             (207,274)             (5,089)
                                             ===============     ===============

Alger:
Balanced
--------
Units issued                                        131,569             165,593
Units redeemed                                     (213,220)           (290,488)
                                             ---------------     ---------------
Net increase(decrease)                              (81,651)           (124,895)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
MFS:
Strategic Inc.
--------------
Units issued                                        521,146             801,854
Units redeemed                                     (594,795)           (959,069)
                                             ---------------     ---------------
Net increase(decrease)                              (73,649)           (157,215)
                                             ===============     ===============

Utilities
---------
Units issued                                        456,853             574,372
Units redeemed                                     (569,763)           (758,889)
                                             ---------------     ---------------
Net increase(decrease)                             (112,910)           (184,517)
                                             ===============     ===============

New Discovery
-------------
Units issued                                        423,793             409,740
Units redeemed                                     (473,710)           (435,814)
                                             ---------------     ---------------
Net increase(decrease)                              (49,917)            (26,074)
                                             ===============     ===============

Research
--------
Units issued                                      9,815,955          15,157,052
Units redeemed                                  (11,542,399)        (15,249,374)
                                             ---------------     ---------------
Net increase(decrease)                           (1,726,444)            (92,322)
                                             ===============     ===============

Total Return
------------
Units issued                                        111,669             120,903
Units redeemed                                     (101,196)           (117,188)
                                             ---------------     ---------------
Net increase(decrease)                               10,473               3,715
                                             ===============     ===============

Van Kampen:
Emerging Markets
----------------
Units issued                                      5,942,559           3,866,469
Units redeemed                                   (5,307,704)         (3,850,884)
                                             ---------------     ---------------
Net increase(decrease)                              634,855              15,585
                                             ===============     ===============

Intl. Magnum
------------
Units issued                                        363,561             436,341
Units redeemed                                     (401,117)           (544,246)
                                             ---------------     ---------------
Net increase(decrease)                              (37,556)           (107,905)
                                             ===============     ===============

U.S. Real Estate
----------------
Units issued                                        440,024             595,175
Units redeemed                                     (501,088)           (717,347)
                                             ---------------     ---------------
Net increase(decrease)                              (61,064)           (122,172)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
Calvert:
Core Strat.
-----------
Units issued                                      8,650,532          13,443,781
Units redeemed                                  (10,580,988)        (13,640,436)
                                             ---------------     ---------------
Net increase(decrease)                           (1,930,456)           (196,655)
                                             ===============     ===============

Money Market
------------
Units issued                                     79,822,725          67,495,639
Units redeemed                                  (81,648,765)        (73,907,675)
                                             ---------------     ---------------
Net increase(decrease)                           (1,826,040)         (6,412,036)
                                             ===============     ===============

Small Cap
---------
Units issued                                        163,402             677,960
Units redeemed                                     (207,590)         (1,055,407)
                                             ---------------     ---------------
Net increase(decrease)                              (44,188)           (377,447)
                                             ===============     ===============

Balanced
--------
Units issued                                        997,048           1,127,648
Units redeemed                                   (1,028,358)         (1,418,274)
                                             ---------------     ---------------
Net increase(decrease)                              (31,310)           (290,626)
                                             ===============     ===============

Mid Cap
-------
Units issued                                           ----                ----
Units redeemed                                      (10,390)            (17,584)
                                             ---------------     ---------------
Net increase(decrease)                              (10,390)            (17,584)
                                             ===============     ===============

Equity
------
Units issued                                        262,187             217,011
Units redeemed                                     (247,533)           (237,219)
                                             ---------------     ---------------
Net increase(decrease)                               14,654             (20,208)
                                             ===============     ===============

Income
------
Units issued                                        998,964           1,532,257
Units redeemed                                   (1,196,055)         (1,867,664)
                                             ---------------     ---------------
Net increase(decrease)                             (197,091)           (335,407)
                                             ===============     ===============

American Century:
Income & Growth
---------------
Units issued                                      1,918,092           2,168,926
Units redeemed                                   (2,088,799)         (2,491,135)
                                             ---------------     ---------------
Net increase(decrease)                             (170,707)           (322,209)
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
American Century, continued:
Mid Cap Value
-------------
Units issued                                        148,756             166,542
Units redeemed                                     (159,680)           (130,711)
                                             ---------------     ---------------
Net increase(decrease)                              (10,924)             35,831
                                             ===============     ===============

AIM:
Intl. Growth
------------
Units issued                                      2,703,139             166,732
Units redeemed                                   (1,714,793)           (137,298)
                                             ---------------     ---------------
Net increase(decrease)                              988,346              29,434
                                             ===============     ===============

Global
------
Units issued                                      5,789,764           3,069,441
Units redeemed                                   (4,253,466)         (3,861,770)
                                             ---------------     ---------------
Net increase(decrease)                            1,536,298            (792,329)
                                             ===============     ===============

Capital
-------
Units issued                                        416,202                ----
Units redeemed                                     (227,779)               ----
                                             ---------------     ---------------
Net increase(decrease)                              188,423                ----
                                             ===============     ===============

Global Value
------------
Units issued                                        410,787             463,706
Units redeemed                                     (459,623)           (563,272)
                                             ---------------     ---------------
Net increase(decrease)                              (48,836)            (99,566)
                                             ===============     ===============

Summit:
S&P MidCap
----------
Units issued                                      5,660,647           4,492,729
Units redeemed                                   (5,186,128)         (2,639,734)
                                             ---------------     ---------------
Net increase(decrease)                              474,519           1,852,995
                                             ===============     ===============

Russell Small Cap
-----------------
Units issued                                      5,938,183           6,353,819
Units redeemed                                   (6,943,008)         (4,005,839)
                                             ---------------     ---------------
Net increase(decrease)                           (1,004,825)          2,347,980
                                             ===============     ===============

Nasdaq-100 Index
----------------
Units issued                                     17,458,403          13,241,154
Units redeemed                                  (18,259,753)         (8,984,580)
                                             ---------------     ---------------
Net increase(decrease)                             (801,350)          4,256,574
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
Summit, continued:
EAFE Intl.
----------
Units issued                                      2,593,024           1,918,952
Units redeemed                                   (2,659,944)         (1,186,317)
                                             ---------------     ---------------
Net increase(decrease)                              (66,920)            732,635
                                             ===============     ===============

Inflation
---------
Units issued                                      1,642,913             931,108
Units redeemed                                   (1,286,434)         (1,095,853)
                                             ---------------     ---------------
Net increase(decrease)                              356,479            (164,745)
                                             ===============     ===============

Natural Resources
-----------------
Units issued                                      1,586,136             850,980
Units redeemed                                   (1,439,357)           (557,525)
                                             ---------------     ---------------
Net increase(decrease)                              146,779             293,455
                                             ===============     ===============

S&P 500
-------
Units issued                                      1,195,052             131,863
Units redeemed                                     (845,469)           (208,254)
                                             ---------------     ---------------
Net increase(decrease)                              349,583             (76,391)
                                             ===============     ===============

Zenith
------
Units issued                                      2,602,722           3,784,622
Units redeemed                                   (3,032,638)         (4,056,089)
                                             ---------------     ---------------
Net increase(decrease)                             (429,916)           (271,467)
                                             ===============     ===============

Barclays
--------
Units issued                                      6,564,510           2,866,743
Units redeemed                                   (5,910,474)         (1,735,729)
                                             ---------------     ---------------
Net increase(decrease)                              654,036           1,131,014
                                             ===============     ===============

Third Avenue:
Value
-----
Units issued                                        890,926           1,684,886
Units redeemed                                   (1,083,485)         (2,378,548)
                                             ---------------     ---------------
Net increase(decrease)                             (192,559)           (693,662)
                                             ===============     ===============

Dreyfus:
MidCap
------
Units issued                                        175,793             241,351
Units redeemed                                     (200,498)           (222,351)
                                             ---------------     ---------------
Net increase(decrease)                              (24,705)             19,000
                                             ===============     ===============

--------------------------------------------

                                                   2011                2010
                                             ---------------      --------------
Scudder:
Small Mid Value
---------------
Units issued                                      3,630,098           3,539,059
Units redeemed                                   (3,033,936)         (4,508,992)
                                             ---------------     ---------------
Net increase(decrease)                              596,162            (969,933)
                                             ===============     ===============

Thematic
--------
Units issued                                         47,404              39,375
Units redeemed                                      (48,791)            (40,082)
                                             ---------------     ---------------
Net increase(decrease)                               (1,387)               (707)
                                             ===============     ===============

Neuberger Berman:
Regency
-------
Units issued                                      3,045,007           5,927,093
Units redeemed                                   (5,206,391)         (3,775,907)
                                             ---------------     ---------------
Net increase(decrease)                           (2,161,384)          2,151,186
                                             ===============     ===============

T. Rowe:
Blue Chip
---------
Units issued                                     10,083,078          16,169,191
Units redeemed                                  (10,641,444)        (19,386,179)
                                             ---------------     ---------------
Net increase(decrease)                             (558,366)         (3,216,988)
                                             ===============     ===============

Pimco:
Total Return
------------
Units issued                                     27,971,460          21,331,129
Units redeemed                                  (25,309,899)        (21,213,515)
                                             ---------------     ---------------
Net increase(decrease)                            2,661,561             117,614
                                             ===============     ===============

Ibbotson:
Balanced
--------
Units issued                                         92,747                ----
Units redeemed                                      (49,272)               ----
                                             ---------------     ---------------
Net increase(decrease)                               43,475                ----
                                             ===============     ===============

Growth
------
Units issued                                         51,746                ----
Units redeemed                                      (11,909)               ----
                                             ---------------     ---------------
Net increase(decrease)                               39,837                ----
                                             ===============     ===============

Income
------
Units issued                                        230,603                ----
Units redeemed                                      (89,892)               ----
                                             ---------------     ---------------
Net increase(decrease)                              140,711                ----
                                             ===============     ===============

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Ameritas Life Insurance Corp.
Lincoln, Nebraska

We have audited the accompanying balance sheets - statutory basis of Ameritas Life Insurance Corp. (the Company), a wholly owned subsidiary of Ameritas Holding Company, which is a wholly owned subsidiary of UNIFI Mutual Holding Company, as of December 31, 2011 and 2010, and the related summary of operations and changes in capital and surplus - statutory basis and statements of cash flows - statutory basis for each of the three years in the period ended December 31, 2011. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 19.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Ameritas Life Insurance Corp. as of December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the balance sheets - statutory basis of Ameritas Life Insurance Corp. as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, on the basis of accounting described in Note 1.


/s/ Deloitte & Touche LLP


Omaha, Nebraska
March 30, 2012

                                                  AMERITAS LIFE INSURANCE CORP.
                                                Balance Sheets - Statutory Basis
                                                 (in thousands, except shares)

                                                                                           December 31
                                                                                ---------------------------------
                ADMITTED ASSETS                                                       2011             2010
                                                                                ---------------- ----------------
Bonds                                                                           $     1,665,427  $     1,680,007
Preferred stocks                                                                         11,481           12,387
Common stocks                                                                         1,022,490          923,043
Mortgage loans                                                                          415,493          403,270
Real estate:
  Properties occupied by the company                                                     23,722           24,594
  Properties held for the production of income                                           29,063           30,572
Cash, cash equivalents, and short-term investments                                      119,360           41,837
Loans on insurance contracts                                                             94,304           98,341
Other investments                                                                       102,816           85,780
                                                                                ---------------- ----------------
     Total Cash and Invested Assets                                                   3,484,156        3,299,831

Investment income due and accrued                                                        24,558           24,828
Deferred and uncollected premiums                                                        23,294           18,386
Federal income tax recoverable - affiliates                                              19,340            4,652
Net deferred income tax asset                                                            27,574           23,417
Other admitted assets                                                                    26,663           17,939
Separate account assets                                                               3,672,752        3,735,517
                                                                                ---------------- ----------------
     Total Admitted Assets                                                      $     7,278,337  $     7,124,570
                                                                                ================ ================

                LIABILITIES, CAPITAL AND SURPLUS
Reserves for life, accident and health policies                                 $     1,837,390  $     1,745,709
Deposit-type funds                                                                      205,982          198,502
Reserves for unpaid claims                                                               40,210           34,791
Dividends payable to policyholders                                                        8,440            8,585
Interest maintenance reserve                                                              4,525            3,551
Accrued commissions, expenses and insurance taxes                                        47,393           31,205
Accrued separate account transfers                                                      (64,430)         (75,043)
Asset valuation reserve                                                                  52,001           49,332
Other liabilities                                                                       124,926           61,544
Separate account liabilities                                                          3,672,752        3,735,517
                                                                                ---------------- ----------------
     Total Liabilities                                                                5,929,189        5,793,693
                                                                                ---------------- ----------------
Common stock, par value $0.10 per share; 25,000,000 shares authorized,
  issued and outstanding                                                                  2,500            2,500
Additional paid in capital                                                              457,438          457,438
Special surplus - additional deferred tax asset                                           9,895            9,113
Unassigned surplus                                                                      879,315          861,826
                                                                                ---------------- ----------------
     Total Capital and Surplus                                                        1,349,148        1,330,877
                                                                                ---------------- ----------------
     Total Liabilities, Capital and Surplus                                     $     7,278,337  $     7,124,570
                                                                                ================ ================

            The accompanying notes are an integral part of these statutory basis financial statements.

                                       2

                                                   AMERITAS LIFE INSURANCE CORP.
                             Summary of Operations and Changes in Capital and Surplus - Statutory Basis
                                                          (in thousands)

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
Premiums and Other Revenue
  Premium income                                                                $     1,265,260  $     1,154,797  $     1,228,645
  Net investment income                                                                 162,405          127,839          119,853
  Commissions and expense allowances on reinsurance ceded                                 3,136            2,823            3,176
  Miscellaneous income                                                                   41,806           39,454           35,209
                                                                                ---------------- ---------------- ----------------
     Total Premiums and Other Revenue                                                 1,472,607        1,324,913        1,386,883
                                                                                ---------------- ---------------- ----------------
Expenses
  Benefits to policyholders                                                           1,043,317          976,962          933,160
  Change in reserves for life, accident and health policies                              83,696           17,331           27,510
  Commissions                                                                            62,384           53,775           58,836
  General insurance expenses                                                            177,670          142,200          153,804
  Taxes, licenses and fees                                                               20,410           15,198           17,139
  Net transfers to separate accounts                                                     31,233           35,708          126,113
                                                                                ---------------- ---------------- ----------------
     Total Expenses                                                                   1,418,710        1,241,174        1,316,562
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Dividends, Federal Income Tax
  Expense and Net Realized Capital Gains (Losses)                                        53,897           83,739           70,321

  Dividends to policyholders                                                              8,321            8,969            8,245
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Federal Income Tax Expense and
  Net Realized Capital Gains (Losses)                                                    45,576           74,770           62,076

  Federal income tax expense                                                             18,393            1,401           10,216
                                                                                ---------------- ---------------- ----------------
Gain from Operations before Net Realized Capital Gains
  (Losses)                                                                               27,183           73,369           51,860

  Net realized capital gains (losses)                                                      (996)           4,581           (1,934)
                                                                                ---------------- ---------------- ----------------

Net Income                                                                               26,187           77,950           49,926

Additional paid in capital
  Capital contributions from parent                                                           -                -          452,438
Change in special surplus - additional deferred tax asset                                   782              298            8,815
Unassigned surplus
  Change in net unrealized capital gains, net of taxes                                   27,432           20,816           63,620
  Change in net deferred income taxes                                                    18,322           (1,769)         (13,745)
  Change in non-admitted assets                                                         (21,562)           6,813           22,677
  Change in asset valuation reserve                                                      (2,669)         (22,226)         (22,111)
  Change in liability for reinsurance in unauthorized companies                               -               (1)           1,854
  Change in minimum pension liability                                                    (1,183)               -                -
  Prior year reserve errors                                                              (7,985)               -                -
  Prior year incurred but not reported error                                             (1,053)               -                -
  Cumulative effect of change in accounting principle                                         -                -             (103)
  Dividends paid to stockholder                                                         (20,000)               -          (25,000)
                                                                                ---------------- ---------------- ----------------
Increase in Capital and Surplus                                                          18,271           81,881          538,371
Capital and Surplus at the Beginning of the Year                                      1,330,877        1,248,996          710,625
                                                                                ---------------- ---------------- ----------------
     Capital and Surplus at the End of Year                                     $     1,349,148  $     1,330,877  $     1,248,996
                                                                                ================ ================ ================

            The accompanying notes are an integral part of these statutory basis financial statements.

                                       3

                                                  AMERITAS LIFE INSURANCE CORP.
                                            Statements of Cash Flows - Statutory Basis
                                                          (in thousands)

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
OPERATING ACTIVITIES
Premium collected net of reinsurance                                            $     1,260,871  $     1,158,269  $     1,227,463
Net investment income received                                                          165,308          130,261          123,323
Miscellaneous income                                                                     44,878           42,109           38,433
Benefits paid to policyholders                                                       (1,040,033)        (986,021)        (931,922)
Net transfers to separate accounts                                                      (20,621)         (41,547)        (129,037)
Commissions, expenses and taxes paid                                                   (241,521)        (211,339)        (201,461)
Dividends paid to policyholders                                                          (8,465)          (8,761)          (9,819)
Federal income taxes received (paid)                                                    (38,273)           9,573               (4)
                                                                                ---------------- ---------------- ----------------
     Net Cash from Operating Activities                                                 122,144           92,544          116,976
                                                                                ---------------- ---------------- ----------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid                                       393,214          352,659          467,198
Cost of investments acquired                                                           (462,054)        (446,616)      (1,006,301)
Net change in loans on insurance contracts                                                4,069            2,372            7,633
                                                                                ---------------- ---------------- ----------------
     Net Cash from Investing Activities                                                 (64,771)         (91,585)        (531,470)
                                                                                ---------------- ---------------- ----------------
FINANCING AND MISCELLANEOUS ACTIVITIES
Paid in capital contributions                                                                 -                -          452,438
Payments on borrowed funds                                                                    -                -           (7,456)
Change in deposit-type funds                                                              7,480            1,093           (2,731)
Dividends to stockholder                                                                (20,000)               -          (25,000)
Other miscellaneous, net                                                                 32,670           11,486          (16,427)
                                                                                ---------------- ---------------- ----------------
     Net Cash from Financing and Miscellaneous Activities                                20,150           12,579          400,824
                                                                                ---------------- ---------------- ----------------

Net Increase (Decrease) in Cash, Cash Equivalents and
  Short-Term Investments                                                                 77,523           13,538          (13,670)

Cash, Cash Equivalents and Short-Term Investments                                        41,837           28,299           41,969
  - Beginning of Year                                                           ---------------- ---------------- ----------------

Cash, Cash Equivalents and Short-Term Investments                               $       119,360  $        41,837  $        28,299
  - End of Year                                                                 ================ ================ ================

Non-cash transactions reported in operating, investing and financing activities:
  Affiliated companies contributed by parent                                    $             -  $             -  $       452,087
  Postretirement benefit plan merger contributed by parent                                    -                -              351

            The accompanying notes are an integral part of these statutory basis financial statements.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES
-----------------------------------------------------------------

Nature of Operations

Ameritas Life Insurance Corp. ("the Company" or "ALIC"), a stock life insurance company domiciled in the state of Nebraska, is a wholly owned subsidiary of Ameritas Holding Company ("AHC"), which is a wholly owned subsidiary of UNIFI Mutual Holding Company ("UNIFI"). AHC also wholly owns Summit Investment Advisors, Inc. ("Summit"), an advisor providing investment management services to the Company, Ameritas Mortgage Funding, Inc. ("AMFI"), a mortgage banking business, and owns 17.7% of Paycor, Inc., a payroll processing company, and the remaining 82.3% ownership is with an unaffiliated third party.

UNIFI is a mutual insurance holding company. Owners of designated policies issued by the Company have membership interest in UNIFI, while contractual rights remain with the Company.

The Company wholly owns Acacia Life Insurance Company ("Acacia Life"), a District of Columbia domiciled life insurance subsidiary (effective December 22, 2009 when it was contributed by AHC), The Union Central Life Insurance Company ("UCL"), a Nebraska (Ohio prior to April 15, 2009) domiciled life insurance subsidiary (effective April 22, 2009 when it was contributed by AHC), Ameritas Life Insurance Corp. of New York ("Ameritas New York"), a New York domiciled life insurance subsidiary, and BNL Financial Corp. (acquired December 31, 2011) ("BNL Financial"), a holding company, which owns 100% of Brokers National Life Assurance Company ("BNL"), an Arkansas domiciled life insurance subsidiary. Ameritas also owns 80% of Ameritas Investment Corp. ("AIC"), a broker dealer, and the remaining 20% ownership is with Centralife Annuities Services, Inc., a wholly owned subsidiary of Aviva USA. Pathmark Administrators Inc., a wholly owned third-party administrator, was sold to an outside party on May 31, 2009. Acacia Life is a 100% owner of Acacia Realty Corporation ("ARC"), owner of real estate property, Calvert Investments, Inc. ("Calvert"), a provider of investment advisory, management and administrative services to the Calvert Group of mutual funds, and Griffin Realty, LLC ("Griffin"), a real estate investment company. Acacia Life also owns 85.2% of the Acacia Federal Savings Bank ("AFSB"), a thrift chartered institution, while the Company owns the remaining 14.8% of AFSB. UCL's wholly owned subsidiaries include PRBA, Inc., the holding company of a pension administration company and Union Central Mortgage Funding, Inc, a mortgage banking business.

Effective October 1, 1998 ("the Effective Date") the Company formed a closed block ("the Closed Block") of policies, under an arrangement approved by the Insurance Department of the State of Nebraska ("the Department") to provide for dividends on policies that were in force on the Effective Date and which were within the classes of individual policies for which the Company had a dividend scale in effect on the Effective Date. The Closed Block was designed to give reasonable assurance to owners of affected policies that the assets will be available to support such policies including maintaining dividend scales in effect at the Effective Date, if the experience underlying such scales continues. The assets, including revenue thereon, will accrue solely to the benefit of the owners of policies included in the block until the block is no longer in effect.

The Company's insurance operations consist of life and health insurance, annuity, group pension, and retirement contracts. The Company and its subsidiaries operate in all 50 states and the District of Columbia.

Basis of Presentation
The accompanying financial statements of the Company have been prepared in accordance with accounting practices prescribed or permitted by the Department.

Accounting practices and procedures of the National Association of Insurance Commissioners ("NAIC") as prescribed or permitted by the Department comprise a comprehensive basis of accounting ("NAIC SAP") other than accounting principles generally accepted in the United States of America ("GAAP").

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Material estimates susceptible to significant change include reserves, income taxes, investment values, and other-than-temporary impairments ("OTTI").

Current NAIC SAP practices vary from GAAP. The more significant variances between NAIC SAP and GAAP are as follows:

     Investments
     Under NAIC SAP, investments in bonds are reported at the lower of amortized cost or fair value based on their NAIC rating, and any adjustments to fair value are reported directly in surplus. Changes in the value of bonds up to amortized cost that are assigned a rating of "6" by the NAIC are reported directly in surplus. Under GAAP, bonds are carried either at amortized cost or fair value based on their classifications. Under GAAP, bonds designated at purchase as held-to-maturity based on the Company's intent and ability to hold to maturity would be carried at amortized cost. Bonds designated as available-for-sale would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income. Bonds designated as trading would be carried at fair value with net unrealized holding gains and losses reported in income.

     Under NAIC SAP, for bonds other than loan-backed and structured securities, if the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. Under GAAP, if the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Under NAIC SAP, all loan-backed and structured securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective method, applied consistently by asset class. If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. If the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Under GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If the Company has the intent to sell or will more likely than not be required to sell before recovery of its cost basis, the cost basis must be written down to fair value. If the Company does not have the intent to sell and it is not more likely than not to be required to sell before recovery of its cost basis, the cost basis must be written down to discounted estimated future cash flows with the remaining unrealized loss, if applicable, recognized in other comprehensive income.

     Investments in unaffiliated common stocks are carried at fair value. Changes in the value of common stocks are reported as a change in net unrealized gains or losses on investments, a component of unassigned surplus. Under GAAP, investments in unaffiliated common stocks are designated as available-for-sale or trading and carried at fair value with net unrealized gains and losses reported in other comprehensive income if designated as available-for-sale and reported in income if designated as trading.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Subsidiaries are included as common stocks carried under the equity method, with the equity in net income (loss) of subsidiaries credited directly to the Company's unassigned surplus for NAIC SAP, while GAAP requires either consolidation or the equity interest in net income of subsidiaries to be credited to the income statement.

     Investments in preferred stocks are carried at cost if the NAIC designation is RP3 and P3 or above. Preferred stocks with NAIC designations of RP4 and P4 or below are carried at the lower of cost or fair value. Under GAAP, preferred stocks would be designated at purchase as available-for-sale; under this designation preferred stocks would be carried at fair value with net unrealized holding gains and losses reported in other comprehensive income.

     Under NAIC SAP, real estate owned and occupied by the Company is included in invested assets, and net investment income and operating expenses includes self-charged rent for the Company's occupancy of this property. Under GAAP, this property would be classified as an operating asset, and there would be no self-charged rent or expenses.

     Investments in limited partnerships, limited liability companies, and joint venture investments are accounted for on the GAAP equity method for NAIC SAP, while under GAAP, such investments are accounted for at cost or the equity method depending upon ownership percentage and control unless consolidation is required under variable interest entity guidance.

     Under NAIC SAP, valuation allowances are established through the asset valuation reserve ("AVR") for mortgage loans based on the difference between the recorded investment in the mortgage loan and the estimated fair value, less costs to obtain and sell, of the underlying real estate. Under GAAP, valuation allowances would be established through a charge to realized loss based on the difference between the recorded investment in the mortgage loan and the present value of the expected future cash flows discounted at the loan's effective interest rate or the estimated fair value, less costs to obtain and sell, of the underlying real estate if foreclosure is probable.

     Under NAIC SAP, using a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity based on groupings (in five-year bands) of individual securities sold. The net deferral is reported in the "Interest maintenance reserve" ("IMR") in the accompanying Balance Sheets - Statutory Basis. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under NAIC SAP, an AVR is determined based on holdings of all investments by a NAIC prescribed formula and is reported as a liability. An AVR is not recorded under GAAP. Under GAAP, realized capital gains and losses would be reported in the statement of income on a pre-tax basis in the period the asset giving rise to the gain or loss is sold.

     Under NAIC SAP, derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability and embedded derivatives are not accounted for separately from the host contract. Also, the change in fair value of open derivative instruments that do not meet the criteria of an effective hedge is recorded as an unrealized gain or loss in surplus. Under GAAP, all derivatives are reported on the balance sheets at fair value and the effective and ineffective portions of a single hedge are accounted for separately. Changes in fair value of derivatives, to the extent they are effective at the offsetting hedged risk are recorded through either income or equity, depending on the nature of the hedge. The ineffective portion of all changes in fair value is recorded in income. An embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risks of the host contract is accounted for separately from the host contract and reported at fair value.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Policy Acquisition Costs
     Under NAIC SAP, the costs of acquiring and renewing business are expensed when incurred. As such, during periods of high sales, statutory earnings will be depressed due to the lack of expense deferrals. Under GAAP, acquisition costs related to traditional term life insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For traditional whole life insurance, universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs would be amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

     Unearned Revenue
     Under NAIC SAP, amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as revenue when received. Under GAAP, such charges would be reported as a liability and amortized into revenue using the same assumptions and factors as are used to amortize deferred policy acquisition costs.

     Non-admitted Assets
     Under NAIC SAP, certain assets designated as "non-admitted" are excluded from the accompanying Balance Sheets - Statutory Basis and are charged directly to unassigned surplus. Under GAAP, these assets would be included in the balance sheets, net of any valuation allowance.

     Universal Life and Annuity Policies
     Under NAIC SAP, revenues consist of the entire premium received and benefits represent the death benefits paid and the change in policy reserves. Under GAAP, revenues are comprised of contract charges and fees which are recognized when assessed against the policyholder account balance. Additionally, premium receipts are considered deposits and are recorded as interest-bearing liabilities while interest credited to account values and benefits in excess of the policyholder account balance are recognized as expenses.

     Reserves for Life, Accident and Health Policies
     Under NAIC SAP, certain policy reserves are calculated based on mortality and interest assumptions prescribed or permitted by state statutes, without consideration of withdrawals. NAIC SAP policy reserves generally differ from policy reserves under GAAP, which are based on the Company's estimates of mortality, interest and withdrawals.

     Policyholder Dividends
     Under NAIC SAP, policyholder dividends are recognized when declared. Under GAAP, policyholder dividends would be for dividends that have accrued as of the financial statement date.

     Reinsurance
     Under NAIC SAP, reserves and unpaid claim liabilities ceded to reinsurers have been reported as reductions to the related reserves. Under GAAP, reinsurance recoverables are recorded as an asset.

     Under NAIC SAP, a liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers unauthorized by license to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, no such amounts are recorded and an allowance for amounts deemed uncollectible would be established through a charge to earnings.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

     Certain reinsurance contracts that do not qualify for transfer of risk under GAAP, and as such, are accounted for under the deposit method for GAAP, may qualify for transfer of insurance risk under NAIC SAP and accordingly, would be accounted for as reinsurance under NAIC SAP.

     Under NAIC SAP, commission allowances by reinsurers on business ceded are reported as other revenue when received. Under GAAP, these expenses would be deferred and amortized with deferred policy acquisition costs to the extent they qualify for the deferral.

     Employee Benefits
     Under NAIC SAP, a liability for pension and other postretirement benefits is established only for vested participants and current retirees. Under NAIC SAP, the change in the minimum pension liability, less the change in any intangible asset, is recorded as an adjustment to unassigned surplus. Intangible and prepaid assets are non-admitted. Under GAAP, the liability would include unvested active participants, and the difference between the plan's assets and the benefit obligation is reflected as an asset or liability, with an offset to other comprehensive income. In addition, actuarial gains and losses and prior service costs are recorded as a component of other comprehensive income, net of tax.

     Federal Income Taxes
     NAIC SAP requires an amount be recorded for deferred taxes, however, there are limitations as to the amount of deferred tax assets that may be reported as admitted assets and a federal income tax provision is required on a current basis for the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. Under NAIC SAP, deferred taxes are recorded in surplus. Under GAAP, tax expense includes both current and deferred taxes. Both NAIC SAP and GAAP require a valuation allowance to reduce deferred tax assets to the amount which is more likely than not to be realized. Under NAIC SAP, both the valuation allowance determination and admission calculation are made based on a separate company basis.

     Cash, Cash Equivalents and Short-Term Investments
     Under NAIC SAP, cash, cash equivalents and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents balances include investments with initial maturities of three months or less. Under GAAP, short-term investments are reported as a component of fixed maturity or equity investment balances.

     Comprehensive Income
     Comprehensive income and its components are not presented under NAIC SAP.

     Goodwill
     Under NAIC SAP, goodwill is calculated as the difference between the cost of acquiring the entity and the reporting entity's share of the historical book value of the acquired entity; or as the amount that liabilities exceed assets in assumptive reinsurance transactions. Additionally, under NAIC SAP, the amount of goodwill recorded as an "admitted asset" is subject to limitation. Goodwill under GAAP is calculated as the difference between the cost of acquiring the entity and the fair value of the assets received and liabilities assumed. In addition, GAAP includes intangible assets such as the value of business acquired and the value of customer relationships acquired in subsidiary acquisitions. Goodwill under NAIC SAP is amortized over the period in which the acquiring entity benefits economically, not to exceed 10 years and goodwill is charged or credited to unassigned surplus immediately in the event that the investee that the goodwill relates to ceases to exist. Under GAAP, goodwill is not amortized, but is tested for impairment at the reporting unit level.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Significant statutory accounting practices are as follows:

Investments
Investments are stated at amounts prescribed by the NAIC which are as follows: bonds not backed by other loans are stated at amortized cost and loan-backed bonds and structured securities are stated at amortized cost using the interest method including anticipated prepayments at the date of purchase. Significant changes in estimated cash flows from the original purchase assumptions are reviewed monthly. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker dealer survey values or internal estimates based on characteristics of similar products, consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all loan-backed and structured securities and non-agency structured securities of high credit quality. The prospective method is used to value structured securities with significant changes in cash flow, or of lower credit quality. All bonds with a NAIC designation of 6 are stated at the lower of amortized cost or fair value.

Investments in preferred stocks are carried at cost if the NAIC designation is RP3 or P3 and above. Preferred stocks with NAIC designations of RP4 or P4 and below are carried at the lower of cost or fair value. The carrying value of an affiliated subsidiary was $7,500 and $10,000 as of December 31, 2011 and 2010, respectively.

Common stocks are generally reported at fair value. Investments in stocks of insurance subsidiaries are carried at audited statutory equity and non-insurance subsidiaries and affiliates in which the Company has an interest of 10% or more are carried equal to the Company's proportionate share of the audited GAAP-basis equity after the date of acquisition. The Federal Home Loan Bank ("FHLB") common stock is carried at cost. The change in the carrying value is generally recorded as a change in unrealized capital gains on investments, a component of unassigned surplus The value of affiliated subsidiaries was $816,746 and $746,337 and the value of affiliated mutual funds was $1,953 and $488 at December 31, 2011 and 2010, respectively.

Mortgage loans are stated at the unpaid principal balance less unamortized discounts or plus unamortized premiums. The Company records a reserve for losses on mortgage loans as part of the AVR.

Real estate occupied by the Company and held for the production of income is reported at depreciated cost. Depreciation expense is determined by the straight-line method. Real estate owned and occupied by the Company is included in investments, and investment income and operating expenses include rent for the Company's occupancy of its owned properties.

Cash and cash equivalents consist of cash-in-bank, cash-in-transit, and all highly liquid securities purchased with an original maturity of three months or less. Short-term investments presented in the Balance Sheets - Statutory Basis consist of all investments that have a maturity date of one year or less at the date acquired and are stated at amortized cost, which approximates fair value.

Loans on insurance contracts are stated at the aggregate unpaid principal balance. The excess of the unpaid balance of the loan over the cash surrender value is considered a non-admitted asset.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The carrying amount of real estate limited partnerships, limited liability companies, and joint ventures reflects the underlying GAAP equity of these limited partnerships. Income from the limited partnerships is recognized when distributed. Unrealized gains and losses resulting from differences between the cost and carrying amount of the limited partnerships are credited or charged directly to unassigned surplus. The Company's investments in limited partnerships are recorded in "Other investments" in the Balance Sheets - Statutory Basis. Other investments also include collateral loans, unsecured loans, and low-income housing tax credits carried under the amortized cost method. Other-than-temporary impairments of $3,578, $2,961 and $1,859 were recorded as realized losses during 2011, 2010 and 2009, respectively. The Company has no investments in joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets.

The Company sells futures contracts to hedge against principal losses on variable annuity contracts with a guaranteed lifetime maximum withdrawal benefit rider attached. Futures contracts are a standardized contractual agreement to buy or sell a particular financial instrument at a predetermined price in the future. The gains and losses of futures contracts are derived from the daily movement of the underlying market. These gains and losses are settled in cash through a daily variation margin. The Company sells futures contracts on certain equity indices which expire every 90 days. In 2009, the Company started buying and selling futures contracts on certain treasury notes and bonds, ranging in maturities between 1 and 30 years, with expiration dates of less than 6 months. In 2011, the Company began buying and selling futures contracts to hedge volatility risk with expiration dates of less than 6 months. The Company does not receive cash on the initial purchase or sale of the futures contracts, but will receive or pay cash daily based on the movement of the underlying index or treasury notes.

Since the futures contracts are not considered an effective hedge, the total variation margin on open contracts is reflected in change in unrealized capital gains (losses) and totaled $5,068, $(1,122) and $(3,612) for the years ended December 31, 2011, 2010 and 2009, respectively. The total variation margin on closed futures contracts is reflected in net investment income and totaled $20,635, $(1,990) and $(5,341) for the years ended December 31, 2011, 2010 and
2009, respectively.

The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company usually posts a short-term treasury bill with the bank. The bank acts as an intermediary to the futures transactions and takes initial margins from both parties to limit the counterparty risk. The collateral (treasury bill) is recorded as an asset by the Company included in "Bonds" on the Balance Sheets - Statutory Basis and the book adjusted/carrying value of the collateral recorded at December 31, 2011 and 2010 was $29,998 and $13,997, respectively.

In 2011, the Company began selling call options ("Volatility call options") to hedge volatility risk for variable annuity contracts with a guaranteed lifetime withdrawal benefit rider attached. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. If option volatility increases, the Company will pay cash to the counterparty based on the expiration value. If option volatility decreases, the Volatility call options will expire without value. The Company has written Volatility call options that expire through May 16, 2012. The Company is required to post collateral to the brokering bank. To comply with this requirement, the Company has posted a long-term Agency CMO in the amount of $2,565 with the bank. The collateral (Agency CMO) is recorded in "Bonds" on the Balance Sheets - Statutory Basis as an asset by the Company.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private contracts with counter-parties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The Volatility call options are carried at their fair value and are reflected in "Other liabilities" in the Balance Sheets - Statutory Basis. Changes in the fair value of expired call options are reflected in "Net investment income" and changes in the fair value of open call options are reflected in "Changes in net unrealized capital gains and losses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. The notional amount of the Volatility call options at December 31, 2011 was $(8,323).

Changes in the fair value of expired call options are reflected in "Net investment income" and changes in the fair value of open call options are reflected in "Changes in net unrealized capital gains and losses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis. $38 was recorded in "Net investment income" related to the expired Volatility call options for the year ended December 31, 2011. Changes in the fair value of open call options that do not meet the requirements of an effective hedge are reflected in "Changes in net unrealized capital gains and losses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis and totaled $269 for the year ended December 31, 2011.

Investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned at the ex-dividend date. Interest income on loan-backed and structured securities is determined on the effective yield method based on estimated principal repayments. Accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis and recorded in operations.

Accrued interest more than 180 days past due deemed collectible on mortgage loans in default is non-admitted. All other investment income due and accrued with amounts over 90 days past due, excluding policy loans, is non-admitted. The amount excluded from unassigned surplus was $34, $0 and $0 at December 31, 2011, 2010 and 2009, respectively.

If the Company has the intent to sell an impaired security, the cost basis of the security is written down to fair value. For bond investments other than loan-backed and structured securities, if the Company does not have the intent to sell, but it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to fair value. For loan-backed and structured security investments, if the Company does not have the intent to sell and it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the discounted estimated future cash flows. All write downs are recorded as a realized loss. For unaffiliated common stocks and other investments carried at fair value, unrealized gains and losses resulting from differences between the cost and carrying amount of these investments are credited or charged directly to unassigned surplus.

Non-Admitted Assets
In accordance with statutory requirements, certain assets, designated as non-admitted assets, are excluded from the Balance Sheets - Statutory Basis and are charged directly to surplus. Non-admitted assets consist primarily of a portion of deferred tax assets, a non-admitted receivable from AHC, furniture and equipment, and other assets not specifically identified as an admitted asset within NAIC SAP. Total non-admitted assets were $86,299 and $65,519 at December 31, 2011 and 2010, respectively.

Furniture and Equipment
Electronic data processing ("EDP") equipment at cost of $12,788 and $12,355, operating software at cost of $2,542 and $2,452, and non-operating software at cost of $33,028 and $32,107 are carried at cost less accumulated depreciation at December 31, 2011 and 2010, respectively. The admitted value of the Company's EDP and operating and non-operating software is limited to three percent of capital and surplus. The admitted portion at cost, net of accumulated depreciation of $39,235 and $37,324, was $2,137 and $1,770, respectively and is recorded in "Other admitted assets" in the Balance Sheets - Statutory Basis. EDP equipment and operating software is

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

depreciated using the straight line method over the lesser of the estimated useful life of the related asset or three years. Non-operating software is depreciated over the lesser of its estimated useful life or five years.

Other furniture and equipment is depreciated using the straight line method over the estimated useful lives of the assets. Buildings are generally depreciated over forty years. Furniture and fixtures are generally depreciated over three to ten years. Depreciation expense recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis was $7,327, $7,704 and $7,206 for the years ended December 31, 2011, 2010 and 2009 respectively.

The Company did not modify its capitalization policy for the year ended December 31, 2011.

Reserves for Life Policies and Deposit-type Funds
Life policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for traditional, flexible premium and commissioned variable life insurance are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates and mortality as prescribed by regulatory authorities. Reserves for annuities are calculated using the Commissioners' Annuity Reserve Valuation Method ("CARVM") with appropriate statutory interest and mortality assumptions. During the year ended December 31, 2009, the Company adopted a new actuarial standard for calculating variable annuity reserves in accordance with CARVM, referred to as VA CARVM, which did not have a significant impact on the financial results of the Company.

Tabular interest, tabular less actual reserves released and tabular cost for all life contracts are determined based upon statutory regulations. Other policy reserves are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods as prescribed by the Department.

Reserves for deposit-type funds are equal to deposits received and interest credited to the benefit of policyholders, less withdrawals that represent a return to the policyholder. For the determination of tabular interest to deposit-type funds, the valuation interest rate, which varies by issue year, is multiplied by the average funds in force during the year subject to such valuation interest rate.

Reserve for Unpaid Claims
The reserves for unpaid group dental and vision claims are estimated using historic claim lags, and then adjusted upward or downward based on the current level of pending/unprocessed claims relative to the historic level of pending/unprocessed claims during the time period used in generating the claim lag factors. The reserves for unpaid claims for group dental and vision insurance includes claims in course of settlement and incurred but not reported claims. Claim adjustment expenses corresponding to the unpaid claims are accounted for by adding an additional load to the reserve for unpaid claims. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

Reserves for unpaid life claims include claims reported and unpaid and claims not yet reported, which is estimated based upon historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.

Dividends to Policyholders
Dividends are provided based on dividend formulas approved by the Board of Directors of the Company in accordance with actuarially determined dividend scales. Dividends to policyholders are reflected in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis at amounts estimated to be paid or credited to policyholders during the subsequent year on the policy anniversary dates. A portion of the Company's business has

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

been issued on a participating basis. The amount of insurance in force on individual life participating policies was $2,571,087 or 14.2% and $2,384,084 or 13.6% of the individual life policies in force as of December 31, 2011 and 2010, respectively.

Accrued Separate Account Transfers
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

Asset Valuation and Interest Maintenance Reserves
The AVR is a required appropriation of unassigned surplus to provide for possible losses that may occur on certain investments of the Company. The reserve is computed based on holdings of all investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to unassigned surplus.

The IMR is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $1,267, $983 and $233 for 2011, 2010 and 2009, respectively.

Recognition of Premium Revenues and Related Costs
Life premiums are recognized as revenue when premiums are due. Annuity considerations are recognized as income when received. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Consideration received on deposit-type funds, which do not contain any life contingencies, is recorded directly to the related liability.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance
Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, benefits, and the reserves for policy and contract liabilities are reported net of reinsured amounts.

Income Taxes
The Company files a life/non-life consolidated tax return with UNIFI and UNIFI includible affiliates and is party to a federal income tax allocation agreement. The Company's income tax allocation is based upon a written agreement which generally specifies separate income tax return calculations with current credit for net operating losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

The Company is subject to tax-related audits in the normal course of operations. The Company records a contingency for these tax-related matters when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the Company has appropriate reserves recorded on the Balance Sheets - Statutory Basis. These reserves are based on judgment made by management with respect to the likely outcome of these matters. The Company's judgment could change based on new information, Internal Revenue Service examinations and changes in laws or regulations. The reserve for tax related contingencies was $416 and $404 at December 31, 2011 and 2010, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

The statute of limitations, generally, is closed for the Company through December 31, 2006. In 2011, the Internal Revenue Service ("IRS") started an examination of the consolidated income tax return filed by UNIFI for tax years 2007-2009.

Separate Accounts
Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity, variable life and group annuity contracts and for which the contract holders, rather than the Company, bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements.

Fair values and changes in fair values of separate account assets generally accrue directly to the contract holders and are not included in the Company's revenues and expenses or surplus.

Vulnerability due to Certain Concentrations
The Company operates in a business environment which is subject to various risks and uncertainties. Such risks and uncertainties include, but are not limited to, interest rate risk, market risk, credit risk and legal and regulatory changes. Federal legislation has allowed banks and other financial organizations to have greater participation in securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes that lessen these incentives are likely to negatively impact the demand for these products. The demand for life insurance products that are used to address a customer's estate planning needs may be impacted to the extent any legislative changes occur to the current estate tax laws.

Accounting Pronouncements
Statement of Statutory Accounting Principles No. 101, "Income Taxes - A Replacement of SSAP No. 10R and SSAP No. 10" ("SSAP No. 101") In August 2011, the NAIC issued SSAP No. 101, which supersedes SSAP No. 10 "Income Taxes" and SSAP No. 10R "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" for current and deferred federal and foreign income taxes and current state income taxes. The statement is effective beginning January 1, 2012. The Company does not anticipate a material impact on its financial position or results of operations from adopting this statement.

Statement of Statutory Accounting Principles No. 94R, "Accounting for Transferable and Non-Transferable State Tax Credits" ("SSAP No. 94R") In December 2011, the NAIC issued SSAP No. 94R, which allows non-transferable state tax credits to be admitted assets if specific criteria are met. The statement was effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 5R, "Liabilities, Contingencies and Impairments of Assets - Revised" ("SSAP No. 5R") In October 2010, the NAIC issued SSAP No. 5R, which revises SSAP No. 5 "Liabilities, Contingencies, and Impairments of Assets" to include the recognition at the inception of a guarantee, a liability for the obligations an entity has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote. The revisions to this statement were effective beginning with the December 31, 2011 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Statement of Statutory Accounting Principles No. 35R "Guaranty Fund and Other Assessments" (SSAP No. 35R)
In October 2010, the NAIC issued SSAP No. 35R, which revises SSAP No. 35 "Guaranty Fund and Other Assessments". The revisions to this statement modify the conditions required before recognizing liabilities for insurance related assessments as the liability is not to be recognized until the event obligating the entity to pay an imposed or probable assessment has occurred. The revisions to this statement were effective beginning January 1, 2011. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 91R "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (SSAP No.
91R)
In May 2010, the NAIC issued SSAP No. 91R, which incorporates revisions to the existing statement to include updated securities lending accounting, reporting and disclosures. The revisions to this statement were effective December 31, 2010. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Statement of Statutory Accounting Principles No. 100, "Fair Value Measurements" ("SSAP No. 100")
In December 2009, the NAIC adopted SSAP No. 100, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The statement was effective beginning with December 31, 2010 financial statements. The adoption of this statement did not have a material impact on the Company's financial position or results of operations. This statement changed disclosure requirements and no longer requires fair value measurement disclosures to be disaggregated between recurring and non-recurring.

Statement of Statutory Accounting Principles No. 10R, "Income Taxes, Revised - A Temporary Replacement of SSAP No. 10" ("SSAP No. 10R")
In November 2009, the NAIC issued SSAP No. 10R, which revises SSAP No. 10 "Income Taxes" to allow for increased admissibility thresholds for admitted deferred tax assets ("DTAs") for companies with risk-based capital ("RBC") that exceeds either the trend test for those entities that are subject to a RBC trend test, or for those companies not subject to the RBC trend test, a RBC above the maximum risk-based capital level where an action level could occur as a result of a trend test, which was 250% for life insurance companies. The expanded DTA admissibility is elective. If the RBC requirements are met, an admitted DTA may be recognized in an amount equal to the federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years; and the lesser of a) the amount of gross DTAs expected to be realized within three years of the balance sheet date, or b) fifteen percent of statutory capital and surplus adjusted to exclude any net DTAs, EDP equipment and operating system software, and any net positive goodwill; and the amount of adjusted gross DTAs that can be offset against existing gross deferred tax liabilities. SSAP No. 10R introduces a valuation allowance concept to the statutory accounting for income taxes. A valuation allowance should be provided to offset tax benefits associated with DTAs if it is more likely than not that the tax benefit will not be realized. The provisions of SSAP No. 10R were effective for the year ended December 31, 2009 and interim and annual financial statements through December 31, 2011. The adoption of this statement resulted in an increase in surplus of $8,815 at December 31, 2009.

Statement of Statutory Accounting Principles No. 43R, "Loan-backed and Structured Securities" ("SSAP No. 43R")
In September 2009, the NAIC issued SSAP No. 43R, which superceded SSAP No. 43, "Loan-Backed and Structured Securities", SSAP No. 98, "Treatment of Cash Flows When Quantifying Changes in Valuations and Impairments, an Amendment of SSAP No. 43" and paragraph 13 of SSAP No. 99, "Accounting for Certain

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES, (continued)
------------------------------------------------------------------------------

Securities Subsequent to an Other-Than-Temporary Impairment". Under SSAP No. 43R, for impaired loan-backed and structured securities which an entity intends to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and its fair value as of the balance sheet date. For impaired securities that the entity does not expect to recover the entire cost basis of, but does not intend to sell, an other-than-temporary impairment loss is required to be recognized in earnings for the difference between the amortized cost basis of the security and the entity's estimate of the present value of future cash flows of the security, discounted at an appropriate discount rate specified in SSAP No. 43R. Also, SSAP No. 43R requires a two-step process for determining the carrying value method and final NAIC designation of certain loan-backed and structured securities. Under the two-step process, an initial NAIC designation is utilized to determine the carrying value method, with loan-backed and structured securities initially reported as NAIC 6, carried at the lower of cost or fair value. A final NAIC designation is then identified based on the adjustments required under the initial NAIC designation in step 1. The provisions of SSAP No. 43R were effective as of September 30, 2009, with a cumulative effect of adoption calculated as of July 1. The cumulative effect from adoption of this statement resulted in a decrease in surplus of $103, net of tax, at December 31, 2009.

Statement of Statutory Accounting Principles No. 99 "Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment" ("SSAP No. 99") Effective January 1, 2009, the NAIC issued SSAP No. 99, which establishes statutory accounting for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. In periods subsequent to the recognition of other-than-temporary impairments, the reporting entity accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the other-than-temporary impairment. The fair value of the security on the measurement date is the new cost basis and the new cost basis is not adjusted for subsequent recoveries in fair value. The discount or reduced premium recorded for the security, based on the new cost basis, is amortized over the remaining life of the security in the prospective manner based on the amount and timing of future estimated cash flows. The security continues to be subject to impairment analysis for each subsequent reporting period and future declines in fair value which are determined to be other-than-temporary are recorded as realized losses. The adoption of this statement did not have a material impact on the Company's financial position or results of operations.

Accounting Changes and Correction of Errors
During 2011, the Company discovered valuation coding errors on certain Actuarial Guideline 38 products. This error was corrected as a direct decrease to surplus of $7,985.

During 2011, the Company discovered an error in the incurred but not reported ("IBNR") reinsurance process. This error was corrected as a direct decrease to surplus of $1,053.

NOTE 2 - BUSINESS COMBINATIONS AND GOODWILL
-------------------------------------------

Effective December 31, 2011, the Company formed a wholly-owned company, Ameritas Life Holdings, Inc. ("ALH") which simultaneously merged with BNL Financial, an Iowa corporation, which owns 100% of Brokers National Life Assurance Company ("BNL Assurance"), an Arkansas domiciled life insurance company for $34,889 in cash. The transaction was accounted for as a statutory purchase and resulted in goodwill in the amount of $15,745 which is recorded in "Common stocks" in the Balance Sheets - Statutory Basis.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS
--------------------

Bonds
The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2011:

                                                                                                  Gross       Gross
                                                                             Cost or Amortized  Unrealized  Unrealized
                                                                                    Cost          Gains       Losses     Fair Value
------------------------------------------------------------------------------------------------------------------------------------

U.S. Government                                                              $          99,010  $   11,830  $        -  $   110,840
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities of
  governments and their political
  subdivisions                                                                         192,203      15,628           -      207,831
Hybrid securities                                                                       16,075       1,280        (305)      17,050
Industrial and miscellaneous (unaffiliated)                                          1,358,325     116,780      (4,006)   1,471,099
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $       1,665,613  $  145,518  $   (4,311) $ 1,806,820
====================================================================================================================================

The cost or amortized cost and estimated fair value of bonds are summarized as follows at December 31, 2010:

                                                                                                  Gross       Gross
                                                                             Cost or Amortized  Unrealized  Unrealized
                                                                                    Cost          Gains       Losses     Fair Value
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government                                                              $         143,652  $   11,765  $       (1) $   155,416
Special Revenue and special assessment
  obligations and all non-guaranteed
  obligations of agencies and authorities of
  governments and their political
  subdivisions                                                                         182,834      10,774        (417)     193,191
Hybrid securities                                                                       18,754       1,841        (158)      20,437
Industrial and miscellaneous (unaffiliated)                                          1,335,657      92,310      (5,617)   1,422,350
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                  $       1,680,897  $  116,690  $   (6,193) $ 1,791,394
====================================================================================================================================

At December 31, 2011 and 2010, the amortized cost of bonds was reduced by $186 and $890, respectively, of cumulative fair value adjustments on bonds rated NAIC "6" to derive the carrying amounts of bonds in the Balance Sheets - Statutory Basis of $1,665,427 and $1,680,007, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

The cost or amortized cost and fair value of bonds at December 31, 2011 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                   Cost or Amortized
                                                                                                          Cost           Fair Value
------------------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                            $          78,540    $    80,222
Due after one year through five years                                                                        419,926        454,668
Due after five years through ten years                                                                       831,962        912,251
Due after ten years                                                                                          254,186        270,885
Bonds with multiple repayment dates                                                                           80,999         88,794
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                                                                        $       1,665,613    $ 1,806,820
====================================================================================================================================

Sales of bond investments in 2011, 2010 and 2009 resulted in proceeds of $36,883, $50,390 and $120,970 respectively, on which the Company realized gross gains of $3,695, $4,605 and $10,997, respectively, and gross losses of $104, $296 and $574, respectively.

Realized capital gains (losses) are as follows:

                                                                                              Years Ended December 31
                                                                                ----------------------------------------------------
                                                                                       2011             2010              2009
                                                                                ----------------  ----------------  ----------------
Bonds:
  Gross realized capital gains on sales                                         $         3,695   $         4,605  $        10,997
  Gross realized capital losses on sales                                                   (104)             (296)            (574)
------------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses) on sales                                              3,591             4,309           10,423
Other, including impairments and net gain on dispositions
  other than sales                                                                       (2,969)           (1,298)         (31,977)
------------------------------------------------------------------------------------------------------------------------------------
Total bonds                                                                                 622             3,011          (21,554)
Preferred stocks                                                                              -             1,012           (1,000)
Common stocks                                                                             6,097            11,067            9,842
Mortgage loans                                                                                -              (762)               -
Real estate                                                                               2,786             4,080               79
Other investments                                                                        (3,067)           (2,851)           6,660
------------------------------------------------------------------------------------------------------------------------------------
Realized capital gains (losses) before federal income taxes
  and transfer to IMR                                                                     6,438            15,557           (5,973)
Realized capital gains transferred to IMR                                                 3,449             4,822            7,832
Federal income tax expense (benefit)                                                      3,985             6,154          (11,871)
------------------------------------------------------------------------------------------------------------------------------------
Net realized capital gains (losses)                                             $          (996)  $         4,581  $        (1,934)
====================================================================================================================================

The Company has an agreement with the FHLB, to enhance investment yields through investment spread strategies and to provide for liquidity needs, if a future need for immediate liquidity would arise. The agreement provides for fixed rate long term advances (lines of credit) up to $20,000 to the Company in return for the purchase of membership stock equal to $1,000. As of December 31, 2011 and 2010 the Company owned $4,573 and $4,661 of FHLB stock, respectively. As of December 31, 2011 and 2010, the Company had issued $100,000 of funding agreements with the FHLB. Additional borrowing capacity of $20,000 is available to the

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

Company. There is $106,814 and $116,333 of bonds pledged as collateral at December 31, 2011 and 2010, respectively, as a result of this agreement. The assets and reserves related to the funding agreements are reported in the general account as the Company's strategy is to increase investment income to the general account from the investment spread strategy. The related reserves are reported in deposit-type funds on the Balance Sheets - Statutory Basis of $100,025 and $100,031 as of December 31, 2011 and 2010, respectively.

An aging of unrealized losses on the Company's investments in bonds, unaffiliated preferred stocks and unaffiliated common stocks were as follows:

                                                                            December 31, 2011
                                      ----------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
                                      ------------------------------  ------------------------------  ------------------------------
                                                        Unrealized                      Unrealized                      Unrealized
                                       Fair  Value        Losses       Fair  Value        Losses       Fair  Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                      $           8   $           -   $           -   $           -   $           8   $           -
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                   12               -               -               -              12               -
Hybrid securities                             8,205            (305)              -               -           8,205            (305)
Industrial and miscellaneous
  (unaffiliated)                            117,441          (2,912)         10,846          (1,094)        128,287          (4,006)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                 125,666          (3,217)         10,846          (1,094)        136,512          (4,311)
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                              1,979             (75)              -               -           1,979             (75)
Common Stocks                                76,703         (10,751)          3,074          (1,281)         79,777         (12,032)
------------------------------------------------------------------------------------------------------------------------------------
Total                                 $     204,348   $     (14,043)  $      13,920   $      (2,375)  $     218,268   $     (16,418)
------------------------------------------------------------------------------------------------------------------------------------

                                                                            December 31, 2010
                                      ----------------------------------------------------------------------------------------------
                                             Less than 12 Months             12 Months or More                     Total
                                      ------------------------------  ------------------------------  ------------------------------
                                                        Unrealized                      Unrealized                      Unrealized
                                       Fair  Value        Losses       Fair  Value        Losses       Fair  Value        Losses
------------------------------------------------------------------------------------------------------------------------------------
Bonds:
U.S. Governments                      $         729   $          (1)  $           -   $           -   $         729   $        (1)
Special Revenue and special
  assessment obligations and all non-
  guaranteed obligations of agencies
  and authorities of governments and
  their political subdivisions                9,792            (417)              -               -           9,792          (417)
Hybrid securities                             2,963             (40)          3,967            (118)          6,930          (158)
Industrial and miscellaneous
  (unaffiliated)                            104,691          (2,744)         22,157          (2,873)        126,848        (5,617)
------------------------------------------------------------------------------------------------------------------------------------
Total Bonds                                 118,175          (3,202)         26,124          (2,991)        144,299        (6,193)
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stocks                                  -               -             529             (73)            529           (73)
Common Stocks                                13,879            (941)          2,057            (414)         15,936        (1,355)
------------------------------------------------------------------------------------------------------------------------------------
Total                                 $     132,054   $      (4,143)  $      28,710   $      (3,478)  $     160,764   $    (7,621)
------------------------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

The unrealized losses related to bonds in 2011 and 2010 reported above were partially due to liquidity and credit-related considerations. The Company considers various factors when considering if a decline is other-than-temporary, including the length of time and size of the unrealized loss, deterioration in ratings, industry conditions or factors related to a geographic area that are negatively affecting a security, violation of loan covenants, overall financial condition of the issuer and the Company's intention and ability to sell or hold the security until maturity or recovery. Upon review of these factors, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on investments represent an other-than-temporary impairment as of December 31, 2011 and 2010.

The Company considers various factors when considering if a decline in the fair value of a preferred stock and common stock security is other-than-temporary, including but not limited to, the length of time and magnitude of the unrealized loss; the volatility of the investment; analyst recommendations and price targets; opinions of the Company's investment managers; market liquidity; and the Company's intentions to sell or ability to hold the investments until recovery. Based on an evaluation of these factors, the Company has concluded that the declines in the fair values of the Company's investments in both unaffiliated preferred stocks and common stocks at December 31, 2011 and 2010 are temporary. During 2011, 2010 and 2009, the Company recorded $0, $0 and $721, respectively, of other-than-temporary impairments as additional realized losses.

The Company's bond and short-term investment portfolios are predominantly comprised of investment grade securities. At December 31, 2011 and 2010, bonds totaling $84,558 and $91,318, respectively, (4.7% and 5.3%, respectively, of the total bond and short-term portfolios) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2011, 2010 and 2009, the Company recorded realized losses for other-than-temporary impairments on bonds of $3,203, $1,490 and $32,238, respectively.

The Company has exposure to subprime mortgage loans within its total investments in loan-backed and structured securities. The Company manages its exposure to subprime mortgage loans in several ways. First, the Company monitors its exposure level to loan-backed and structured securities against defined restrictions prescribed by its Investment Policy. Restrictions include exposure at the aggregate level to loan-backed and structured securities along with exposure to ratings classes and subsectors. Also, the Company continually tracks subprime loan-backed and structured securities for factors including credit performance, rating agency actions, prepayment trends and de-levering. Loans with trends that may indicate underperformance are monitored closely for any further deterioration that may result in action by the Company.

As of December 31, 2011 and 2010, the Company's total investment in non-agency residential loan-backed and structured securities represents securities with an adjusted cost basis of $3,342 and $7,853 and a fair value of $4,366 and $7,859, respectively. Additionally, as of December 31, 2011 and 2010, the Company's exposure related to subprime loan-backed and structured securities represents securities with a carrying value of $1,001 and $2,027 and a fair value of $1,153 and $2,102, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2011 is as follows:

                                                              Amortized       OTTI Recognized in Loss
                                                             Cost Before   -----------------------------
                                                                OTTI         Interest     Non-interest           Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $      450      $      -      $      325            $      357
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $    1,659      $      -      $      478            $    1,074
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $        -      $      -      $        -            $        -
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
  Present value of cash flows                                $    1,746      $      -      $    1,311            $      479
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           March 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
52520MGY3                         $       450         $         125         $     325         $          125       $      357
------------------------------------------------------------------------------------------------------------------------------------
Total                             $       450         $         125         $     325         $          125       $      357
====================================================================================================================================

                                                           June 30, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
05953YCF6                         $       654         $         309         $     345         $          309       $       58
------------------------------------------------------------------------------------------------------------------------------------
05949CKB1                               1,005                   872               133                    872            1,016
------------------------------------------------------------------------------------------------------------------------------------
Total                             $     1,659         $       1,181         $     478         $        1,181       $    1,074
====================================================================================================================================

                                                          December 31, 2011
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
94983FAF7                         $     1,746         $         435         $   1,311         $          435       $      479
------------------------------------------------------------------------------------------------------------------------------------
Total                             $     1,746         $         435         $   1,311         $          435       $      479
====================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with recognized other-than-temporary impairments in 2010 is as follows:

                                                              Amortized       OTTI Recognized in Loss
                                                             Cost Before   -----------------------------
                                                                OTTI         Interest     Non-interest           Fair Value
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2010
  Present value of cash flows                                $        -      $      -      $        -            $        -
------------------------------------------------------------------------------------------------------------------------------------
June 30, 2010
  Present value of cash flows                                $    2,649      $      -      $      670            $      785
------------------------------------------------------------------------------------------------------------------------------------
September 30, 2010
  Present value of cash flows                                $      929      $      -      $      234            $      571
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2010
  Present value of cash flows                                $      197      $      -      $      146            $      118
------------------------------------------------------------------------------------------------------------------------------------

A detail summary of the loan-backed and structured security investments with recognized other-than-temporary impairments listed above is as follows:

                                                           June 30, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
76110HL56                         $       275        $          231         $      44         $          231       $      123
761118JU3                                 143                    76                67                     76               84
05953YCF6                                 784                   686                98                    686               94
52520MGY3                                 675                   576                99                    576              120
17312DAL2                                 501                   320               181                    320              232
17313QAC2                                 271                    90               181                     90              132
------------------------------------------------------------------------------------------------------------------------------------
Total                             $     2,649        $        1,979         $     670         $        1,979       $      785
====================================================================================================================================

                                                         September 30, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
94985EAD3                         $       929        $          695         $     234         $          695       $      571
------------------------------------------------------------------------------------------------------------------------------------
Total                             $       929        $          695         $     234         $          695       $      571
====================================================================================================================================

                                                          December 31, 2010
------------------------------------------------------------------------------------------------------------------------------------
                                                                            Recognized
                                  Amortized Cost      Projected Cash           OTTI           Amortized Cost
      CUSIP                        Before OTTI           Flows              Impairment          After OTTI         Fair Value
------------------------------------------------------------------------------------------------------------------------------------
466247B93                         $       197        $           51         $     146         $           51       $      118
------------------------------------------------------------------------------------------------------------------------------------
Total                             $       197        $           51         $     146         $           51       $      118
====================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2011 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
                                      ----------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $       46,973    $    46,366    $    (607)     $          669    $      646     $     (23)
------------------------------------------------------------------------------------------------------------------------------------

A summary of loan-backed and structured security investments with unrealized losses for which an other-than-temporary impairment has not been recognized as of December 31, 2010 is as follows:

                                              Unrealized Less Than 12 Months                Unrealized 12 Months or More
                                      ----------------------------------------------  ----------------------------------------------
                                                                        Unrealized                                      Unrealized
                                       Amortized Cost    Fair Value       Losses       Amortized Cost    Fair Value       Losses
------------------------------------------------------------------------------------------------------------------------------------

Structured securities                  $        4,582    $     4,345    $    (237)     $        4,457    $    3,252     $  (1,205)
------------------------------------------------------------------------------------------------------------------------------------

Mortgage Loans and Real Estate
Mortgage loans are stated at their aggregate unpaid balances in the Balance Sheets - Statutory Basis, less unamortized discounts or plus unamortized premiums. The mortgage loan portfolio is well diversified both geographically and by property type, as follows:

                                   December 31, 2011        December 31, 2010
                                 ----------------------   ----------------------
                                             Percent of               Percent of
                                  Carrying    Carrying     Carrying    Carrying
                                   Amount      Amount       Amount      Amount
                                 ----------  ----------   ----------  ----------
  Region
  ------
  New England and Mid-Atlantic   $   16,896      4.1%     $   12,765      3.1%
  South Atlantic                     52,898     12.7          36,099      9.0
  North Central                     130,847     31.5         129,019     32.0
  South Central                      77,986     18.8          72,191     17.9
  Mountain                           64,306     15.5          71,679     17.8
  Pacific                            72,560     17.4          81,517     20.2
                                 ----------    ------     ----------    ------

       Total                     $  415,493    100.0%     $  403,270    100.0%
                                 ==========    ======     ==========    ======

  Property Type
  -------------
  Apartment and residential      $   20,358      4.9%     $   23,264      5.7%
  Warehouses and industrial         152,656     36.7         148,267     36.8
  Retail and shopping center         69,029     16.6          64,847     16.1
  Office                            147,834     35.6         139,993     34.7
  Other                              25,616      6.2          26,899      6.7
                                 ----------    ------     ----------    ------

       Total                     $  415,493    100.0%     $  403,270    100.0%
                                 ==========    ======     ==========    ======

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

For the mortgage loans held by the Company, debt service coverage ratio ("DSCR") is considered a key credit quality indicator for loans that are income dependent while loan to value and borrower financial strength are considered key credit quality indicators for borrower-occupied loans. Debt service coverage ratios compare a property's net operating income to the borrower's principal and interest payments. Loan to value and debt service coverage ratios are updated annually or as warranted by economic conditions or impairment considerations.

Debt service coverage ratios for income dependent mortgage loans at December 31, 2011 are summarized as follows:

                                  Construction and               Commercial
                                  Land Development               Real Estate
                                  ----------------               -----------
     DSCR Distribution
       Below 1.0                    $         -                  $    50,966
       1.0 - 1.2                              -                       63,021
       1.2 - 1.8                          7,300                      211,612
       Greater than 1.8                       -                       73,841
                                    -----------                  -----------
       Total                        $     7,300                  $   399,440
                                    ===========                  ===========

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable future, the decrease in cash flows is considered temporary, or there are other risk mitigating factors.

Loan to value for borrower-occupied commercial real estate mortgage loans is summarized as follows:


                                    December 31, 2011
                                    -----------------
               Loan to Value
                 Below 60%                $8,753
                                          ------
                 Total                    $8,753
                                          ======

An aging analysis of the loans held by the Company is summarized as follows:


                                                             December 31, 2011
                                                             -----------------
         Carry value of loans less than 90 days past due         $    2,353
         Carry value of loans 90 days or more past due                    -
         Carry value of current loans                               413,140
                                                                 ----------
         Total                                                   $  415,493
                                                                 ==========

At December 31, 2011 the average size of an individual mortgage loan was $1,650. The Company's policy is to obtain a first mortgage lien and to require a loan to value ratio of 75% or less at acquisition. The Company had mortgage reserves (the mortgage component of the asset valuation reserve) of $8,190 and $2,864 at December 31, 2011 and 2010, respectively. As of December 31, 2011, the maximum and minimum rates of interest in the Company's mortgage loan portfolio were 8.63% and 4.00%.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

In 2011, the Company issued 19 new commercial mortgage loans at the maximum and minimum rates of interest of 8.00% and 5.10% totaling $44,400. No other categories of mortgage loans were issued. Fire insurance is carried on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

At December 31, 2011 and 2010, the Company held no mortgages with interest more than 180 days past due. During 2011 and 2010, the Company did not reduce interest rates on any outstanding mortgages. At December 31, 2011 and 2010, the Company held no mortgage loans that were converted to loans that require payments of principal or interest be made based upon the cash flows generated by the property serving as collateral for the loans or that have a diminutive payment requirement.

Mortgage loans are evaluated individually for impairment. At December 31, 2011 and 2010, the Company held two impaired mortgage loans with a total carry value of $3,801 and $3,750 and recognized $0 and $762 of other-than-temporary impairments, respectively. There was interest income recognized on these loans of $276 in 2011 and $0 in 2010 subsequent to impairment. There were no impaired mortgage loans in 2009.

Real estate consists of the home office property and properties held for the production of income. Accumulated depreciation for real estate was $42,237 and $38,996 as of December 31, 2011 and 2010, respectively.

Net Investment Income
Major categories of net investment income by class of investment are summarized below.

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
                                                                                ---------------- ---------------- ----------------
     Income:
          Bonds                                                                 $        90,083  $        92,507  $        90,265
          Preferred stocks                                                                  823              902            1,270
          Common stocks                                                                  14,380            2,913            2,371
          Mortgage loans                                                                 25,871           25,201           24,574
          Real estate                                                                    15,128           16,385           16,180
          Loans on insurance contracts                                                    5,606            5,928            6,152
          Short-term investments                                                             46               45              221
          Derivatives                                                                    20,674           (1,990)          (5,341)
          Other investments                                                               8,348            6,453            3,122
          Amortization of interest maintenance reserve                                    1,267              983              233
                                                                                ---------------- ---------------- ----------------

          Gross investment income                                                       182,226          149,327          139,047
                                                                                ---------------- ---------------- ----------------
     Expenses:
          Depreciation                                                                    3,435            4,417            3,676
          Other                                                                          16,386           17,071           15,518
                                                                                ---------------- ---------------- ----------------

          Total investment expenses                                                      19,821           21,488           19,194
                                                                                ---------------- ---------------- ----------------
               Net investment income                                            $       162,405  $       127,839  $       119,853
                                                                                ================ ================ ================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

Fair Value of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Bonds and Preferred Stocks: The fair values for bonds and preferred stocks are based on quoted market prices, where available. For bonds and preferred stocks not actively traded, fair values are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair values of loan-backed and structured securities are estimated using values obtained from independent pricing services or internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Affiliated preferred stocks are carried at cost.

     Common Stocks: For publicly traded securities and affiliated mutual funds, fair value is obtained from independent pricing services or fund managers. For stock in FHLB carrying amount approximates fair value. Stocks in affiliates carried on the equity method are not included as part of the fair value disclosure.

     Mortgage Loans: The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral.

     Cash, Cash Equivalents and Short-term Investments, and Investment Income Due and Accrued: The carrying amounts for these instruments approximate their fair values due to the short maturity of these investments.

     Other Investments: The fair values for these investments are based on quoted market prices where available or are internally derived based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. Other investments carried on the equity method are not included as part of the fair value disclosure.

     Loans on Insurance Contracts: The fair values for loans on insurance contracts are estimated using discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance contracts with similar characteristics are aggregated for purposes of the calculations.

     Deposit-Type Funds: Deposit-type funds are valued using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Separate Account Assets and Liabilities: The fair values of separate account assets are based upon net asset values provided by the fund managers. Separate account liabilities are carried at the fair value of the underlying assets.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

The book/adjusted carrying value and fair value of financial instruments at December 31 are as follows:

                                                                2011                         2010
                                                   ---------------------------------------------------------
                                                   Book/Adjusted    Fair Value   Book/Adjusted    Fair Value
                                                   Carrying Value                Carrying Value
------------------------------------------------------------------------------------------------------------
Financial Assets:
     Bonds                                         $   1,665,427   $ 1,806,820   $   1,680,007   $ 1,791,394
     Preferred stocks                                     11,481        12,101          12,387        12,932
     Common stocks                                       205,744       205,744         176,706       176,706
     Mortgage loans                                      415,493       436,872         403,270       427,098
     Cash, cash equivalents and short-term
       investments                                       119,360       119,360          41,837        41,837
     Loans on insurance contracts                         94,304        98,467          98,341       104,062
     Other investments                                     3,851         3,851           5,493         5,518
     Investment income due and accrued                    24,558        24,558          24,828        24,828
     Separate account assets                           3,672,752     3,672,752       3,735,517     3,735,517
                                                   -------------   -----------   -------------   -----------
     Total financial assets                        $   6,212,970   $ 6,380,525   $   6,178,386   $ 6,319,892
                                                   =============   ===========   =============   ===========
Financial Liabilities:
     Deposit-type funds                            $     205,982   $   206,233   $     198,502   $   198,737
     Separate account liabilities                      3,672,752     3,672,752       3,735,517     3,735,517
                                                   -------------   -----------   -------------   -----------
     Total financial liabilities                   $   3,878,734   $ 3,878,985   $   3,934,019   $ 3,934,254
                                                   =============   ===========   =============   ===========

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

Fair values are based on quoted market prices when available. When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing). In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price. These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models. Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input used.

The Company's financial assets carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined under SSAP No. 100 fair value measurements guidance. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset's classification is based on the lowest level input that is significant to its fair value measurement in its entirety. The levels of the fair value hierarchy are as follows:

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
---------------------------------

Level 1 - Values are unadjusted quoted prices for identical assets in active markets accessible at the measurement date.

Level 2 - Inputs include quoted prices for similar assets in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3 - Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company's best estimate of what hypothetical market participants would use to determine a transaction price for the asset at the reporting date.

The following table provides information as of December 31, 2011 about the Company's financial assets measured at fair value:

                                                     Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------
Assets:
  Bonds                                            $         -    $      679     $     26      $       705
  Common stocks                                        201,171             -            -          201,171
  Other Investments                                          -             -          410              410
------------------------------------------------------------------------------------------------------------
Subtotal excluding separate account assets             201,171           679          436          202,286
  Separate account assets                            3,672,525             -            -        3,672,525
------------------------------------------------------------------------------------------------------------
Total assets accounted for at fair market value    $ 3,873,696    $      679     $    436      $ 3,874,811
------------------------------------------------------------------------------------------------------------

The following table provides information as of December 31, 2010 about the Company's financial assets measured at fair value:

                                                     Level 1        Level 2        Level 3        Total
------------------------------------------------------------------------------------------------------------
Assets:
  Bonds                                            $         -    $        2     $    274      $       276
  Common stocks                                        172,045             -            -          172,045
  Mortgages                                                  -             -        3,750            3,750
  Other Investments                                          -             -          879              879
------------------------------------------------------------------------------------------------------------
Subtotal excluding separate account assets             172,045             2        4,903          176,950
  Separate account assets                            3,735,486             -            -        3,735,486
------------------------------------------------------------------------------------------------------------
Total assets accounted for at fair market value    $ 3,907,531    $        2     $  4,903      $ 3,912,436
------------------------------------------------------------------------------------------------------------

The valuation techniques used to measure the fair values by type of investment in the above table follow:

Level 1 - Financial Assets
These assets include actively-traded exchange-listed common stocks and mutual funds. Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Separate account assets in Level 1 include actively-traded institutional and retail mutual fund investments where fair value represents net asset values received from fund managers who stand ready to transact at the quoted values.

Level 2 - Financial Assets
At December 31, 2011, there were two NAIC 6 bonds carried at fair value and at December 31, 2010 there was one NAIC 6 bond carried at fair value. The bonds are classified as Level 2 due to the price being based on observable market data.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 3 - INVESTMENTS, (continued)
--------------------------------

Level 3 - Financial Assets
The Company classified in Level 3 at December 31, 2011 and 2010, several non-agency mortgage-backed securities carried at fair value due to an initial NAIC "6" rating under the two-step process required by SSAP No. 43R. These securities were classified in Level 3 due to the price being based on unobservable market data. The Company also classified one limited partnership carried at fair value in Level 3 at December 31, 2011 and one impaired mortgage loan and one limited partnership carried at fair value in Level 3 at December 31, 2010. The fair values were derived using unobservable market data.

The following table summarizes changes to our financial instruments for the years ended December 31, 2011 and 2010 carried at fair value for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements:

                                                    Common       Bonds        Mortgages       Other
                                                    Stocks                                 Investments
---------------------------------------------------------------------------------------------------------
Fair value at January 1, 2010                      $    8,295    $       -    $       -    $           -
Total gains or losses (realized and unrealized)
  Included in net income                                6,289            -            -                -
  Included in unassigned surplus                       (4,595)           -            -                -
Purchases, sales, issuances, and settlements           (9,989)           -            -                -
Transfers in/out of Level 3                                 -          274        3,750              879
---------------------------------------------------------------------------------------------------------
Fair value at December 31, 2010                             -          274        3,750              879
Total gains or losses (realized and unrealized)
  Included in net income                                    -            -            -                -
  Included in unassigned surplus                            -            -            -                -
Purchases/issuances                                         -            -            -                -
Sales/settlements                                           -            -            -                -
Transfers into Level 3                                      -           26            -              410
Transfers out of Level 3                                    -         (274)      (3,750)            (879)
---------------------------------------------------------------------------------------------------------
Fair value at December 31, 2011                    $        -    $      26    $       -    $         410
---------------------------------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES
---------------------

The application of SSAP No. 10R requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) the timing of their reversals; (4) taxable income in prior carry back years as well as projected taxable earnings exclusive of reversing temporary differences and carry forwards; (5) the length of time that carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs; and (7) tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

Based on an evaluation of the above factors, management believes it more likely than not that the DTAs will be realized.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES (continued)
---------------------------------

The components of the net deferred tax asset/(liability) as of December 31, 2011 are as follows:

                                             Ordinary             Capital               Total
---------------------------------------------------------------------------------------------------------
Gross deferred tax assets                    $  79,577            $   4,560             $  84,137
Statutory valuation allowance                        -                    -                     -
---------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets              79,577                4,560                84,137
Deferred tax liabilities                         8,493               11,506                19,999
---------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)     71,084               (6,946)               64,138
---------------------------------------------------------------------------------------------------------
Deferred tax assets non-admitted                36,564                    -                36,564
---------------------------------------------------------------------------------------------------------
Net deferred tax assets                      $  34,520            $  (6,946)            $  27,574
=========================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2011 is as follows:

     Admission  calculation  components
     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.     Ordinary     Capital     Total
                                                                 --------     -------     -----
     a.     SSAP no. 10R Paragraph 10.a.                       $    17,679  $        -  $     17,679
     b.     SSAP no. 10R Paragraph 10.b.
           (lesser of 10.b.i. or 10.b.ii. below)               $         -  $        -  $          -
     c.     SSAP no. 10R Paragraph 10.b.i.                     $         -  $        -  $          -
     d.     SSAP no. 10R Paragraph 10.b.ii.                            xxx         xxx  $    133,883
     e.     SSAP no. 10R Paragraph 10.c.                       $     8,493  $   11,506  $     19,999
     f.     Total (a + b + e)                                  $    26,172  $   11,506  $     37,678

     Admission  calculation  components
     SSAP  No.  10R,  Paragraph  10.e.
     g.     SSAP  no.  10R  Paragraph 10.e.i.                  $    25,261  $        -  $     25,261
     h.     SSAP  no.  10R  Paragraph  10.e.ii.
           (lesser of 10.e.ii.a. or 10.e.ii.b. below)          $     2,313  $        -  $      2,313
     i.     SSAP  no. 10R Paragraph 10.e.ii.a.                 $     2,313  $        -  $      2,313
     j      SSAP  no.  10R  Paragraph  10.e.ii.b.                      xxx         xxx  $    200,824
     k.     SSAP  no.  10R  Paragraph 10.e.iii.                $     8,493  $   11,506  $     19,999
     l.     Total (g + h + k)                                  $    36,067  $   11,506  $     47,573

     Used  in  SSAP  No.  10R,  Paragraph  10.d.
     Total  adjusted  capital                                                           $  1,419,978
     Authorized  control  level                                                         $    141,865

     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c
     Admitted  deferred  tax  assets                           $    26,172  $   11,506  $     37,678
     Admitted  assets                                                  xxx         xxx  $  7,252,697
     Adjusted  statutory  surplus*                                     xxx         xxx  $  1,338,827
     Total  adjusted  capital  from  DTAs                              xxx         xxx  $  1,419,978

     Increase  due  to  SSAP  No.10R,  Paragraph  10.e.
     Admitted  deferred  tax  assets                           $     9,895  $        -  $      9,895
     Admitted  assets                                                  xxx         xxx  $      9,895
     Statutory  surplus                                                xxx         xxx  $      9,895

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The components of the net deferred tax asset/(liability) as of December 31, 2010 are as follows:

                                             Ordinary             Capital               Total
---------------------------------------------------------------------------------------------------------
Gross deferred tax assets                    $  60,898            $   4,566            $  65,464
Statutory valuation allowance                        -                    -                    -
---------------------------------------------------------------------------------------------------------
Adjusted gross deferred tax assets              60,898                4,566               65,464
Deferred tax liabilities                         6,560               17,443               24,003
---------------------------------------------------------------------------------------------------------
Subtotal net deferred tax asset/(liability)     54,338              (12,877)              41,461
---------------------------------------------------------------------------------------------------------
Deferred tax assets non-admitted                18,044                    -               18,044
---------------------------------------------------------------------------------------------------------
Net deferred tax assets                      $  36,294            $ (12,877)           $  23,417
=========================================================================================================

The amount of admitted adjusted gross deferred tax assets under each component of SSAP No. 10R as of December 31, 2010 is as follows:

     Admission  calculation  components
     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.     Ordinary     Capital     Total
                                                                 --------     -------     -----
     a.     SSAP no. 10R Paragraph 10.a.                       $    14,304  $        -  $     14,304
     b.     SSAP no. 10R Paragraph 10.b.
           (lesser of 10.b.i. or 10.b.ii. below)               $         -  $        -  $          -
     c.     SSAP no. 10R Paragraph 10.b.i.                     $         -  $        -  $          -
     d.     SSAP no. 10R Paragraph 10.b.ii.                            xxx         xxx  $    129,352
     e.     SSAP no. 10R Paragraph 10.c.                       $     6,560  $   17,443  $     24,003
     f.     Total (a + b + e)                                  $    20,864  $   17,443  $     38,307

     Admission  calculation  components
     SSAP  No.  10R,  Paragraph  10.e.
     g.     SSAP  no.  10R  Paragraph 10.e.i.                  $    23,417  $        -  $     23,417
     h.     SSAP  no.  10R  Paragraph  10.e.ii.
           (lesser  of  10.e.ii.a.  or  10.e.ii.b. below)      $         -  $        -  $          -
     i.     SSAP  no.  10R  Paragraph  10.e.ii.a.              $         -  $        -  $          -
     j      SSAP  no.  10R  Paragraph  10.e.ii.b.                      xxx         xxx  $    194,028
     k.     SSAP  no.  10R  Paragraph 10.e.iii.                $     6,560  $   17,443  $     24,003
     l.     Total (g + h + k)                                  $    29,977  $   17,443  $     47,420

     Used  in  SSAP  No.  10R,  Paragraph  10.d.
     Total  adjusted  capital                                                           $  1,395,956
     Authorized  control  level                                                         $    122,860

     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c
     Admitted  deferred  tax  assets                           $    20,864  $   17,443  $     38,307
     Admitted  assets                                                  xxx         xxx  $  7,115,457
     Adjusted  statutory  surplus*                                     xxx         xxx  $  1,293,523
     Total  adjusted  capital  from  DTAs                              xxx         xxx  $  1,395,956

     Increase  due  to  SSAP  No.10R,  Paragraph  10.e.
     Admitted  deferred  tax  assets                           $     9,113  $        -  $      9,113
     Admitted  assets                                                  xxx         xxx  $      9,113
     Statutory  surplus                                                xxx         xxx  $      9,113

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The changes in the components of the net deferred tax asset/(liability) from December 31, 2010 to December 31, 2011 are as follows:

                                                                 Ordinary     Capital     Total
                                                                 --------     -------     -----
     Gross  deferred  tax assets                               $    18,679  $       (6) $   18,673
     Statutory  valuation  allowance                                     -           -           -
                                                               ------------ ----------- -----------
     Adjusted  gross  deferred  tax  assets                         18,679          (6)     18,673
     Deferred  tax  liabilities                                      1,933      (5,937)     (4,004)
                                                               ------------ ----------- -----------
     Subtotal  -  net  deferred  tax  asset/(liability)             16,746       5,931      22,677
     Deferred tax assets non-admitted                               18,520           -      18,520
                                                               ------------ ----------- -----------
     Net  admitted  deferred  tax assets                       $    (1,774) $    5,931  $    4,157
                                                               ============ =========== ===========

     Admission  calculation  components
     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.     Ordinary     Capital     Total
                                                                 --------     -------     -----
     a.     SSAP  no.  10R  Paragraph  10.a.                   $     3,375  $        -  $    3,375
     b.     SSAP  no.  10R  Paragraph  10.b.
           (lesser  of  10.b.i. or 10.b.ii. below)             $         -  $        -  $        -
     c.     SSAP  no.  10R Paragraph 10.b.i.                   $         -  $        -  $        -
     d.     SSAP  no.  10R  Paragraph  10.b.ii.                        xxx         xxx  $    4,531
     e.     SSAP no. 10R Paragraph 10.c.                       $     1,933  $   (5,937) $   (4,004)
     f.     Total  (a + b + e)                                 $     5,308  $   (5,937) $     (629)

     Admission  calculation  components
     SSAP  No.  10R,  Paragraph  10.e.
     g.     SSAP  no.  10R  Paragraph  10.e.i.                 $     1,844  $        -  $    1,844
     h.     SSAP  no.  10R  Paragraph  10.e.ii.
           (lesser  of  10.e.ii.a.  or  10.e.ii.b.  below)     $     2,313  $        -  $    2,313
     i.     SSAP  no. 10R Paragraph 10.e.ii.a.                 $     2,313  $        -  $    2,313
     j.     SSAP  no.  10R  Paragraph 10.e.ii.b.                       xxx         xxx  $    6,796
     k.     SSAP  no.  10R Paragraph 10.e.iii.                 $     1,933  $   (5,937) $   (4,004)
     l.     Total  (g  +  h + k)                               $     6,090  $   (5,937) $      153

     Used  in  SSAP  No.  10R,  Paragraph  10.d.
     Total  adjusted  capital                                                           $   24,022
     Authorized  control  level                                                         $   19,005

     SSAP  No.  10R,  Paragraphs  10.a.,  10.b.,  and  10.c.
     Admitted  deferred  tax  assets                           $     5,308  $   (5,937) $     (629)
     Admitted  assets                                                  xxx         xxx  $  137,240
     Adjusted  statutory  surplus*                                     xxx         xxx  $   45,304
     Total adjusted capital from DTAs                                  xxx         xxx  $   24,022

     Increase  due  to  SSAP  No.  10R,  Paragraph  10.e.
     Admitted  deferred  tax  assets                           $       782  $        -  $      782
     Admitted  assets                                                  xxx         xxx  $      782
     Statutory  surplus                                                xxx         xxx  $      782

*As reported on the Balance Sheets - Statutory Basis for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit DTAs pursuant to SSAP No. 10R. Such election was also made in 2010.

The impact of tax planning strategies is as follows:

                                                                                      December  31,  2011
                                                                             -------------------------------------
                                                                             Ordinary       Capital        Total
                                                                              Percent       Percent       Percent
                                                                             ---------     ---------     ---------
     Adjusted gross DTAs (% of total adjusted gross DTAs)                        0%            0%            0%
     Net admitted adjusted gross DTAs (% of total net admitted DTAs)             0%            0%            0%

                                                                                      December  31,  2010
                                                                             -------------------------------------
                                                                             Ordinary       Capital        Total
                                                                              Percent       Percent       Percent
                                                                             ---------     ---------     ---------
     Adjusted gross DTAs (% of total adjusted gross DTAs)                        0%            0%            0%
     Net admitted adjusted gross DTAs (% of total net admitted DTAs)             0%            0%            0%

The Company does not carry any deferred tax liabilities on unrealized capital gains related to investments in affiliates.

Current income taxes incurred consist of the following major components for the years ended December 31:

                                                                                 2011        2010         2009
                                                                             -----------  -----------  -----------
     Federal income                                                          $  19,605    $  17,419    $  10,018
     Foreign                                                                         -            -            -
                                                                             -----------  -----------  -----------
     Subtotal                                                                   19,605       17,419       10,018
     Federal income tax on net capital gains                                     5,192        7,842       (9,131)
     Adjustment to prior year taxes                                             (1,224)        (112)      (2,212)
     Change in tax contingency reserve                                              12      (15,906)       2,355
                                                                             -----------  -----------  -----------
     Federal and foreign income tax incurred                                 $  23,585    $   9,243    $   1,030
                                                                             ===========  ===========  ===========

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2011 and December 31, 2010 are as follows:

                                                                 December 31,
                                                   -------------------------------------    Change       Change
                                                       2011        2010         2009       from 2010    from 2009
                                                   -----------  -----------  -----------  -----------  -----------
Deferred tax assets:
 Ordinary
  Policyholder dividends                           $   2,953    $   3,002    $   2,928    $     (49)   $      74
  Future policy and contract benefits                 16,390       11,119       11,553        5,271         (434)
  Deferred acquisition costs                          18,535       17,348       17,552        1,187         (204)
  Deferred compensation and benefit liabilities       18,248        7,958        7,380       10,290          578
  Non-admitted assets                                 17,406       16,616       16,842          790         (226)
  Tax credit carryforward                                  -            -          353            -         (353)
  Other                                                6,045        4,855        4,950        1,190          (95)
                                                   -----------  -----------  -----------  -----------  -----------
    Subtotal                                          79,577       60,898       61,558       18,679         (660)
  Non-admitted deferred tax assets                    36,564       18,044       24,510       18,520       (6,466)
                                                   -----------  -----------  -----------  -----------  -----------
  Admitted ordinary deferred tax assets            $  43,013    $  42,854    $  37,048    $     159    $   5,806
                                                   ===========  ===========  ===========  ===========  ===========

                                       34

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------
                                                                 December 31,
                                                   -------------------------------------    Change       Change
                                                       2011        2010         2009       from 2010    from 2009
                                                   -----------  -----------  -----------  -----------  -----------
 Capital
  Unrealized investment losses                     $   4,560    $   4,566    $   5,192    $      (6)   $    (626)
                                                   -----------  -----------  -----------  -----------  -----------
  Admitted capital deferred tax assets             $   4,560    $   4,566    $   5,192    $      (6)   $    (626)
                                                   -----------  -----------  -----------  -----------  -----------
  Admitted deferred tax assets                     $  47,573    $  47,420    $  42,240    $     153    $   5,180
                                                   -----------  -----------  -----------  -----------  -----------
Deferred tax liabilities:
 Ordinary
  Bonds market discount                            $   1,498    $   1,407    $   1,300    $      91    $     107
  EDP, software and furniture and fixture              4,598        4,583        4,863           15         (280)
  Other                                                2,397          570        1,047        1,827         (477)
                                                   -----------  -----------  -----------  -----------  -----------
    Subtotal                                       $   8,493    $   6,560    $   7,210    $   1,933    $    (650)
                                                   -----------  -----------  -----------  -----------  -----------

 Capital
  Unrealized investment gains                      $  11,506    $  17,443    $  10,522    $  (5,937)   $   6,921
                                                   -----------  -----------  -----------  -----------  -----------
    Subtotal                                       $  11,506    $  17,443    $  10,522    $  (5,937)   $   6,921
                                                   -----------  -----------  -----------  -----------  -----------

 Deferred tax liabilities                          $  19,999    $  24,003    $  17,732    $  (4,004)   $   6,271
                                                   -----------  -----------  -----------  -----------  -----------
 Net deferred tax assets                           $  27,574       23,417    $  24,508    $   4,157    $  (1,091)
                                                   ===========  ===========  ===========  ===========  ===========

The change in net deferred income taxes as of December 31 are as follows:

                                                       2011         2010        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  84,137    $  65,464    $  18,673
  Total deferred tax liabilities                      19,999       24,003       (4,004)
                                                   -----------  -----------  -----------
  Net deferred tax asset/(liability)               $  64,138    $  41,461       22,677
  Tax effect of unrealized gains/(losses)          ===========  ===========     (4,355)
                                                                             -----------
  Change in net deferred income tax                                          $  18,322
                                                                             ===========

                                                       2010         2009        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  65,464    $  66,750    $  (1,286)
  Total deferred tax liabilities                      24,003       17,732        6,271
                                                   -----------  -----------  -----------
  Net deferred tax asset/(liability)               $  41,461    $  49,018       (7,557)
  Tax effect of unrealized gains/(losses)          ===========  ===========      5,788
                                                                             -----------
  Change in net deferred income tax                                          $  (1,769)
                                                                             ===========

                                                       2009         2008        Change
                                                   -----------  -----------  -----------
  Total gross deferred tax assets                  $  66,750    $  81,088    $ (14,338)
  Total deferred tax liabilities                      17,732       14,092        3,640
                                                   -----------  -----------  -----------
  Net deferred tax asset/(liability)               $  49,018    $  66,996      (17,978)
  Tax effect of unrealized gains/(losses)          ===========  ===========      4,233
                                                                             -----------
  Change in net deferred income tax                                          $ (13,745)
                                                                             ===========

The change in non-admitted deferred tax assets was included in "Change in non-admitted assets" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2011, 2010 and 2009.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference as of December 31, 2011, 2010 and 2009 were as follows:

                                                                  2011           2010           2009
                                                                  ----           ----           ----
     Net gain from operations before income taxes             $   45,576     $   74,768     $   62,076
     Net realized capital gains/(losses) before income taxes       6,438         15,557         (5,973)
     Change in accounting principles                                   -              -           (158)
     Prior year reserve errors                                    (7,985)             -              -
     Prior year IBNR error                                        (1,053)             -              -
     Change in pension liability                                  (1,183)             -              -
     Change in unauthorized reinsurance                                -             (1)         1,854
                                                              -------------  -------------  -------------
     Total pre-tax statutory income                               41,793         90,324         57,799
     Change in non-admitted assets                                (2,258)           645        (11,868)
     IMR amortization                                             (1,267)          (983)          (233)
     Tax-exempt income                                           (21,599)        (9,897)        (9,329)
     Non-deductible expense                                        1,598          1,041            932
     Other                                                             -           (611)          (133)
                                                              -------------  -------------  -------------
     Subtotal                                                     18,267         80,519         37,168
     Statutory tax rate                                             0.35           0.35           0.35
                                                              -------------  -------------  -------------
     Subtotal                                                      6,393         28,182         13,009
     Change in federal income tax reserve                             12        (15,907)         2,355
     Tax credits                                                  (1,142)        (1,263)          (589)
                                                              -------------  -------------  -------------
     Total statutory income taxes                             $    5,263     $   11,012     $   14,775
                                                              =============  =============  =============

     Federal and foreign income tax incurred                  $   23,585     $    9,243     $    1,030
     Change in deferred income tax                               (18,322)         1,769         13,745
                                                              -------------  -------------  -------------
     Total statutory income taxes                             $    5,263     $   11,012     $   14,775
                                                              =============  =============  =============

At December 31, 2011, the Company did not have any net operating loss, net capital loss and/or alternative minimum tax (AMT) carry forwards.

The following is income tax incurred that is available for recoupment in the event of future net losses:

          Tax  year:                                        Ordinary       Capital         Total
          ----------                                        --------       -------         -----
          2009                                           $        -     $        -     $        -
          2010                                           $   17,248     $    8,013     $   25,261
          2011                                           $        -     $        -     $        -

There were no deposits admitted under IRC Section 6033.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 4 - INCOME TAXES, (continued)
----------------------------------

The Company joins in a consolidated federal income tax return filed by UNIFI. The other members of the affiliated group joining in the UNIFI consolidated return are as follows:

     Ameritas Holding Company
     Ameritas Mortgage Funding, Inc.
     Acacia Life Insurance Company
     Ameritas Investment Corp.
     Summit Investment Advisors, Inc.
     Ameritas Life Insurance Corp. of New York
     The Union Central Life Insurance Company
     PRBA, Inc.
     PRB Administrators, Inc.
     Union Central Mortgage Funding, Inc.
     Acacia Federal Savings Bank
     Acacia Service Corporation
     Acacia Realty Corporation
     Calvert Investments, Inc.
     Calvert Investment Management, Inc.
     Calvert Investment Administrative Services, Inc.
     Calvert Investment Distributors, Inc.
     Calvert Shareholder Services, Inc.

The Company's income tax allocation is based upon a written agreement which generally specifies separate return calculation with current credit for net operating losses, net capital losses and/or credits which are used to reduce the portion of the consolidated income tax liability.

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED
----------------------------------------------------------------------------
PARTIES
-------

On January 31, 2011, the Company loaned AIC $5,000 with an interest rate of .86% per annum. The principal and interest of the loan were paid to the Company at the time the loan matured, which was March 17, 2011.

On December 20, 1999, the Company purchased $25,000 of redeemable preferred stock from Acacia Life. The stock, which pays dividends in an amount per annum equal to 6.66% in 2011, 2010 and 2009, and is non-voting, provides for redemption beginning in 2005 with final redemption on or by January 1, 2015. On June 2, 2011 and June 1, 2010 and 2009, the Company redeemed 100,000 shares at $2,500.

The Company received a common stock dividend in the amount of $10,000 from Acacia Life on December 28, 2011. The Company received ordinary preferred stock dividends from Acacia Life in the amounts of $167 on March 4, 2011, $167 on June 2, 2011, $153 on September 7, 2011 and $125 on December 12, 2011.

On July 19, 2010, the Company made a $30,000 capital contribution to Ameritas New York.

On December 15, 2009, the Department of Insurance and Securities Regulation of the District of Columbia approved Acacia Life becoming a wholly owned subsidiary of the Company. Acacia Life was transferred to the Company from AHC at the statutory equity value of the Acacia Life common stock of $324,730 at the valuation date of September 30, 2009.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED
----------------------------------------------------------------------------
PARTIES, (continued)
--------------------

On April 17, 2009, the Ohio Department of Insurance approved UCL becoming a wholly owned subsidiary of the Company. On April 22, 2009, the Department approved the re-domestication of UCL from Ohio to Nebraska. Together, these two actions resulted in the reorganization of UCL as a Nebraska subsidiary of the Company whereby the statutory equity value of the UCL common stock of $127,357 was transferred to the Company at the valuation date of March 31, 2009. During 2009, the Company made the following cash contributions to UCL: $50,000 on April 23, 2009, $50,000 on June 16, 2009, and $25,000 on December 22, 2009.

The Company received cash in the amount of $149 on May 28, 2009 from dividends declared by Pathmark Administrators, Inc. On May 27, 2009, Pathmark retired the common stock shares owned by the Company with a cash payment of $2,499. Pathmark was subsequently sold to an outside party on May 31, 2009 for $130.

On May 15, 2008, UCL issued a $25,000, 6.61% fixed to floating rate surplus note ("Note") to the Company as part of an intercompany surplus agreement. Interest accrued on the Note at a fixed annual rate of 6.61% from May 15, 2008 to May 14, 2013, and at an annual floating rate equal to the three month LIBOR plus 3.06% from June 2013 until the Note was paid in full. The note was to mature on May 15, 2048. However, on September 30, 2009, the Note was cancelled and reclassified as a capital contribution to UCL. Prior to cancellation of the Note, interest totaling $1,239 was received in 2009.

On January 30, 2003, the Company purchased 520,562 shares of common stock from AFSB valued on that date for $10,000. During 2005, the Company made additional contributions of $1,479 as paid in capital to AFSB. On December 20, 2009, the Company made an additional contribution of $3,698 as paid in capital to AFSB whereby the Company continues to own 14.8% of AFSB after this contribution.

Effective April 1, 2002, Ameritas Variable Life Insurance Company ("AVLIC") (now merged with the Company) and Acacia National Life Insurance Company (merged with Acacia Life as of January 1, 2004) entered into agreements under which the Company accepted, either on a coinsurance (the fixed account business) or on a modified coinsurance basis (the separate account business), the rights, liabilities and obligations of the variable life and annuity products of Acacia Life. In addition, the Company entered into an assumptive reinsurance agreement to assume these ceded policies upon regulatory or policyholder approval as required. In connection with these agreements, assets and liabilities were transferred from Acacia Life to the Company at fair value, which resulted in recording goodwill of $10,794, which is being amortized over 10 years. Amortization of goodwill was $1,079, $1,079 and $1,079 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company's variable life and annuity products are distributed through AIC. Policies placed generated commission expense of $15,449, $14,253 and $13,565 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company offers mutual funds of Calvert Variable Series, Inc. ("CVS") and Calvert Variable Products, Inc. ("CVP"), affiliates, to policyholders through separate accounts. The Company had separate account investments in mutual funds offered through CVS and CVP of $1,057,580 and $1,144,057 as of December 31, 2011 and 2010, respectively.

Affiliates of the Company provide investment advisory and administrative services to CVS and CVP on a fee basis.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 5 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND RELATED
----------------------------------------------------------------------------
PARTIES, (continued)
--------------------

The Company reported the following amounts due from/(to) the below listed affiliates which were recorded in "Other admitted assets" and "Other liabilities" in the Balance Sheets-Statutory Basis. The terms of the settlement require that these amounts be settled monthly.

                                                      2011           2010
--------------------------------------------------------------------------------
Ameritas Holding Company                          $   (3,298)     $     (157)
The Union Central Life Insurance Company               6,431            (462)
Ameritas Life Insurance Corp. of New York              2,089           1,197
Ameritas Investment Corp.                                129              84
Summit Investment Advisors, Inc.                         201             253
Acacia Life Insurance Company                          1,961             378
Acacia Federal Savings Bank                               71              52
Calvert Investments, Inc.                                180             145
                                                  -----------     -----------
Total                                             $    7,764      $    1,490
                                                  ===========     ===========

Aviva USA, through assumption reinsurance, has assumed approximately 99% of the Company's equity indexed annuity business as of December 31, 2011 and 2010, reducing the respective ceded allowance to $21 and $55 which is included as a reduction of reserves for life, accident and health policies. As a condition to assumption reinsurance, certain states have required the Company to remain contingently liable in the event the assuming reinsurer is unable to fulfill its obligations. The Company is contingently liable for $306 and $347 of additional reserves as of December 31, 2011 and 2010, respectively.

The Company provides, as well as receives, technical, financial, legal and marketing support to and from its affiliates under various administrative service and cost-sharing agreements. The net effect on general insurance expenses under these agreements has been an increase/(decrease) of ($102,756), ($27,712) and $6,868 for the years ended December 31, 2011, 2010 and 2009, respectively. In addition, the Company receives investment advisory services from an affiliate. Costs related to this agreement totaled $3,705, $3,546 and $3,059 of which $3,563, $3,460 and $3,059 is included in investment expenses and the remainder is included in general insurance expenses for the years ended December 31, 2011, 2010 and 2009, respectively.

In 2011, the Company was charged a fee for the use of furniture and equipment owned by affiliates. The amount of fees recorded relating to these transactions was $3,429 for the year ended December 31, 2011.

In 2010, the Company acquired two mortgage loans from Acacia Federal Savings Bank for consideration of $7,901, which was consistent with fair value.

NOTE 6 - BORROWED MONEY
-----------------------

Effective September 1, 2006 the Company had an outstanding liability for borrowed money in the amount of $29,825 payable to two affiliates, Acacia Life and Acacia Financial Corporation ("AFCO") (liquidated during 2010). These notes were issued by a 100% owned subsidiary, AMAL Corporation ("AMAL") (liquidated during 2006), during the repurchase of its outstanding common stock from Acacia Life and AFCO. These notes were payable in twelve equal quarterly installments beginning on December 1, 2006 with the final installment due on September 1, 2009. The notes carried a fixed interest rate of 5.56% based on the Bloomberg Fair Value 3-year Single "A" U.S. Insurer Index plus 0.020%. The final payment was made by the Company on September 1, 2009, as required.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 6 - BORROWED MONEY, (continued)
------------------------------------

The Company has a $15,000 unsecured line of credit available at December 31, 2011. No balance was outstanding at any time during 2011 or 2010. The line of credit expires May 31, 2012.

NOTE 7 - EMPLOYEE BENEFITS
--------------------------

The Company participates in a non-contributory defined benefit plan ("the Pension Plan") sponsored by AHC. The Pension Plan was formerly sponsored by the Company as a non-contributory defined benefit pension plan ("Ameritas Plan") covering substantially all employees of the Company. During 2000, the Ameritas Plan was merged with the Acacia Retirement Plan ("Acacia Plan"), sponsored by Acacia Life and the Pension Plan was renamed the Ameritas Acacia Pension Plan ("AHC Plan"). In 2008, the Union Central Employees Pension Plan merged into the AHC Plan and the Pension Plan was renamed the UNIFI Pension Plan. In 2011, the Pension Plan was renamed the Ameritas Pension Plan.

Upon the merger of the Ameritas and Acacia Plans, accumulated benefits of the AHC Plan were frozen, and AHC became the Plan sponsor. Accordingly, the Company's prepaid benefit cost was transferred to AHC, and the Company holds a pre-funded pension expense receivable, due from AHC. The balance of the prefunded pension expense receivable was $15,990 at December 31, 2011 and 2010, and is a non-admitted asset.

The Company sponsors a non-qualified unfunded defined benefit pension plan where the Company makes payments under certain voluntary arrangements for payment of retirement benefits, which are not provided for under the Pension Plan. Prior to December 31, 2010, the Company sponsored an additional non-qualified unfunded defined benefit pension plan in which the sole participant died. This resulted in a Plan settlement of $863, which reduced the Company's accrued pension liability and net periodic pension cost. Since the remaining non-qualified defined benefit pension plan is unfunded, there are no plan assets supporting the plan.

The Company is charged expense equal to its proportionate share of required funding for its participation in the Pension Plan based on the separate benefit formulas of the pre-merger plans. The Company incurred pension expense of $7,904, $3,957 and $4,483 in 2011, 2010 and 2009, respectively, for its participation in the Pension Plan.

Effective September 30, 2009, ALIC's postretirement benefit plan was merged with The Union Central Life Insurance Company's and Acacia Life Insurance Company's postretirement benefit plans into a single plan sponsored by AHC ("Postretirement Plan"). As a result of the merger, the postretirement benefit plan liability was de-recognized by the Company and transferred to AHC resulting in a $351 contribution, which was recorded in additional paid in capital on the Balance Sheets - Statutory Basis.

While the postretirement benefit plans were merged, the separate benefit formulas of the pre-merger plans still exist within the Postretirement Plan. Beginning in 2010, the expense for the postretirement benefit plan was paid entirely by AHC. During 2009, the Company was credited $101 of postretirement welfare expense for its participation in the Postretirement Plan.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

The measurement date for the Company's pension and other postretirement benefits was December 31 for 2011, 2010 and 2009. A summary of the assets, obligations and assumptions are as follows:

                                                                                                      Other
                                                          Pension                                  Postretirement
                                                          Benefits                                   Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------
Change in projected benefit obligation:
   Projected benefit obligation at
     beginning of year                 $      12,747  $      13,700  $      13,319  $           -  $           -  $       6,182
   Service cost                                  129            112             84              -              -             38
   Interest cost                                 702            755            793              -              -            109
   Actuarial loss                              1,730            237            777              -              -              -
   Benefits paid                              (1,085)        (1,179)        (1,273)             -              -              -
   Plan amendments                                 -              -              -              -              -         (3,502)
   Settlements                                     -           (878)             -              -              -              -
   Plan merger                                     -              -              -              -              -         (2,827)
                                       -------------- -------------- -------------- -------------- -------------- --------------
   Projected benefit obligation at
     end of year                       $      14,223  $      12,747  $      13,700  $           -  $           -  $           -
                                       ============== ============== ============== ============== ============== ==============

   Funded status:
   Unamortized prior service
     cost                              $           -  $           -  $           -  $           -  $           -  $           -
   Unrecognized net loss               $       3,698  $       2,094  $       1,964  $           -  $           -  $           -
   Accrued liabilities                 $     (10,525) $     (10,653) $     (11,736) $           -  $           -  $           -

 Projected benefit obligation
   for non-vested employees            $           -  $           -  $           -  $           -  $           -  $           -

 Accumulated benefit obligation
   for non-vested employees            $           -  $           -  $           -  $           -  $           -  $           -

 Accumulated benefit obligation
   for vested employees                $      11,708  $      10,759  $      11,860  $           -  $           -  $           -

 Components of net periodic benefit cost:
   Service cost                        $         129  $         112  $          84  $           -  $           -  $          38
   Interest cost                                 702            755            793              -              -            109
   Expected return on plan assets                  -              -              -              -              -           (140)
   Amount of recognized losses                   126            107             63              -              -             88
   Amount of prior service cost
     recognized                                    -              -              -              -              -           (156)
   Settlements                                     -           (878)             -              -              -              -
                                       -------------- -------------- -------------- -------------- -------------- --------------
   Total net periodic benefit cost     $         957  $          96  $         940  $           -  $           -  $         (61)
                                       ============== ============== ============== ============== ============== ==============

                                       41

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

                                                                                                      Other
                                                          Pension                                  Postretirement
                                                          Benefits                                   Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------
 Change in plan assets:
   Fair value of plan assets at
     beginning of year                 $           -  $           -  $           -  $           -  $           -  $       3,300
   Actual return on plan assets                    -              -              -              -              -            117
   Plan merger                                     -              -              -              -              -         (3,417)
                                       -------------- -------------- -------------- -------------- -------------- --------------
   Fair value of plan assets at
     end of year                       $           -  $           -  $           -  $           -  $           -  $           -
                                       ============== ============== ============== ============== ============== ==============
 Weighted average assumptions:
   Discount rate for benefit
     obligation                             4.76%          5.75%          6.00%          N/A            N/A            N/A
   Discount rate for net periodic
     benefit cost                           5.75%          6.00%          6.25%          N/A            N/A            6.25%
   Expected compensation increase
     for benefit obligation                 5.00%          5.00%          5.00%          N/A            N/A            N/A
   Expected compensation increase
     for net periodic benefit cost          5.00%          5.00%          5.00%          N/A            N/A            N/A
   Expected return on plan assets           N/A            N/A            N/A            N/A            N/A            6.00%

Information for pension and other postretirement benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31 follows:

                                                                                                      Other
                                                          Pension                                  Postretirement
                                                          Benefits                                   Benefits
                                       -------------------------------------------- --------------------------------------------
                                            2011           2010           2009           2011           2010           2009
                                       -------------- -------------- -------------- -------------- -------------- --------------

   Projected benefit obligation        $      14,223  $      12,747  $      13,700       N/A            N/A            N/A
   Accumulated benefit
     obligation                        $      11,708  $      10,759  $      11,860       N/A            N/A            N/A

Future expected pension benefit payments are as follows:

                    Year             Amount
                 ----------       ------------
                    2012          $    1,085
                    2013               1,085
                    2014               1,085
                    2015               1,077
                    2016               1,065
                 2017-2021             6,549

A minimum pension liability adjustment is recognized when the actuarial present value of accumulated benefits exceeds plan assets and accrued pension liabilities. The required minimum liability as of December 31, 2011 and 2010 was $1,183 and $0, respectively, which reduced surplus.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 7 - EMPLOYEE BENEFITS, (continued)
---------------------------------------

Total net periodic benefit cost was recorded in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2011, 2010 and 2009.

The Company's employees and agents participate in defined contribution plans sponsored by AHC that cover substantially all full-time employees and agents. In addition, certain of the Company's employees participate in an unfunded, non-qualified defined contribution plan sponsored by AHC. Effective January 1, 2011, all employees of UCL, Acacia Life and Ameritas New York became employees of ALIC. Company matching contributions under the defined contribution plans range from 0.5% to 3.0% of the participant's compensation. In addition, for eligible employees who are not Pension Plan participants, the Company makes a contribution of 6.0% of the participant's compensation for those employees hired prior to January 1, 2006 and 5.0% of the participant's compensation for those hired after January 1, 2006. Contributions by the Company to the employee and agents defined contribution plans were $8,479, $5,227 and $4,788 in 2011, 2010 and 2009, respectively.

The defined contribution plans' assets also include investments in deposit administration contracts which included underlying investments in separate accounts of the Company and UCL. The carrying value of the defined contribution plans' assets invested in the separate accounts was approximately $378,742 and $382,008 at December 31, 2011 and 2010, respectively. At December 31, 2011 and 2010, $99,206 and $100,512 was invested in mutual funds which are advised by affiliates.

The Company has deferred compensation plans covering the Board of Directors, certain management employees and agents. $28,509 of deferred compensation liabilities was transferred to the Company in early 2011 as a result of employees of UCL, Acacia Life and Ameritas New York becoming employees of ALIC. The Company's method of accounting for the costs of the postretirement benefit plans other than pensions is the accrual method.

As a result of One Company Employment, the liability for paid time off of $898 was transferred to ALIC in early 2011.

NOTE 8 - DIVIDEND RESTRICTIONS AND SURPLUS
------------------------------------------

The Company is subject to regulation by the Department, which restricts the advancement of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval. Dividend payments by the Company, when aggregated with all other dividends in the preceding 12 months, cannot exceed the greater of 10% of surplus as of the preceding year-end or the statutory net gain from operations for the previous calendar year, without prior approval from the Department. Based on this limitation, the Company would be able to pay $134,665 in dividends in 2012, without prior approval. The Company paid ordinary dividends of $20,000, $0 and $25,000 to AHC, its' parent, in 2011, 2010 and 2009, respectively.

Unassigned surplus represents the undistributed and unappropriated amount of surplus at the statement date. The cumulative effect related to the portion of unassigned surplus represented or reduced by each of the following items as of December 31:

                                                                                      2011             2010             2009
------------------------------------------------------------------------------------------------------------------------------------
Unrealized capital gains                                                           $ 129,479        $ 101,259        $  81,231
Non-admitted asset values                                                            (86,299)         (65,519)         (72,630)
Asset valuation reserve                                                              (52,001)         (49,332)         (27,106)
Liability for reinsurance in unauthorized companies                                       (1)              (1)               -
------------------------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 9 - COMMITMENTS AND CONTINGENCIES
--------------------------------------

As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessments each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company estimated its cost related to past insolvencies and has provided a reserve included in other liabilities of $1,016 and $834 as of December 31, 2011 and 2010, respectively, and estimated recoveries from premium taxes included in "Other admitted assets" in the Balance Sheets - Statutory Basis of $930 and $762 as of December 31, 2011 and 2010, respectively.

Litigation
In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

There were no claims (per claim or claimant) where amounts were paid to settle related to extra contractual obligations or bad faith claims resulting from lawsuits during 2011 and 2010.

Securities commitments of $25,671 and $37,392 and mortgage loan and real estate commitments of $27,365 and $13,451 were outstanding for investments to be purchased in subsequent years as of December 31, 2011 and 2010, respectively. Low income housing tax credit property investment commitments were $8 and $57 as of December 31, 2011 and 2010, respectively. These commitments have been made in the normal course of business and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of these commitments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.

When a closed block is formed, a projection is developed that represents the cash flows expected to be generated from the assets and liabilities included in the closed block over the life of the closed block. Based on that projection, the periodic expected changes in the net closed block liabilities is derived (glidepath). Cumulative actual closed block earnings in excess of the cumulative expected earnings based on the glidepath will result in additional future dividends to closed block policyholders, unless otherwise offset by less favorable than expected future performance of the closed block.The Company has a Closed Block Memorandum agreement, which requires dividend protection for policyholders within the Closed Block. Because of this agreement, cumulative actual Closed Block earnings in excess of the cumulative expected earnings based on the glidepath do not inure to stockholders and are recorded as a contingent liability. The Company recorded an $82 contingent liability at December 31, 2011 related to performance in its Closed Block. The amounts were recorded in "Other liabilities" in the Balance Sheets - Statutory Basis and in "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 10 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED ACCIDENT AND
--------------------------------------------------------------------------
HEALTH PLANS
------------

ASO Plans

The gain from operations from administrative services only (ASO) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                      2011             2010             2009
------------------------------------------------------------------------------------------------------------------------------------
Net reimbursement for administrative expenses (including                           $   2,013       $    2,682        $   4,383
 administrative fees) in excess of actual expenses
Total net other income (expense) (including interest paid to or                            -                -                -
 received from ASO uninsured plans)
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                           $   2,013       $    2,682        $   4,383
====================================================================================================================================

Total claim payment volume                                                         $ 113,784       $  104,684        $  94,523
====================================================================================================================================

Under NAIC SAP, claim payments related to ASO uninsured plans are excluded from the Summary of Operations and Changes in Capital and Surplus - Statutory Basis.

ASC Plans
The gain from operations from administrative services contract (ASC) uninsured plans which is reported within "General insurance expenses" in the Summary of Operations and Changes in Capital and Surplus - Statutory Basis is as follows for the year ended December 31:

                                                                                      2011             2010             2009
------------------------------------------------------------------------------------------------------------------------------------
Gross reimbursement for medical cost incurred                                      $  17,064        $  17,064        $   6,626
Other income or expenses (including interest paid                                         11                7                6
to or received from plans)
Gross expenses incurred (claims and administrative)                                   16,070           14,453            4,258
------------------------------------------------------------------------------------------------------------------------------------
Net gain from operations                                                           $   1,005        $   2,618        $   2,374
====================================================================================================================================

NOTE 11 - LEASES
----------------

The Company has several noncancellable operating leases for office space and equipment. Rental expense during 2011, 2010 and 2009 for operating leases was $3,426, $2,567 and $1,787, respectively.

Future minimum lease payments under noncancellable operating leases consisted of the following at December 31, 2011:

------------------------------------------------------------------------------------------------------------------------------------
     2012                                                                                          $     1,588
     2013                                                                                                1,007
     2014                                                                                                  346
     2015                                                                                                  166
     2016 and thereafter                                                                                 1,421
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   $     4,528
------------------------------------------------------------------------------------------------------------------------------------

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 12 - OTHER ITEMS
---------------------

Troubled Debt Restructuring
The Company had no long-term holdings with restructured terms in 2011 and 2010. The Company incurred no amount of commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructuring. The Company's income recognition policy for interest income on an impaired loan is the cash basis/cost recovery method.

Securities on Deposit
Securities with an amortized cost of $7,235 and $7,218 at December 31, 2011 and 2010, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

Uncollectibility of Assets
The Company had admitted assets of $6,362 and $5,448 at December 31, 2011 and 2010, respectively, in accounts receivable for uninsured plans and included with "Other admitted assets" on the Balance Sheets - Statutory Basis. The Company routinely assesses the collectibility of these receivables. Based upon Company experience, less than 1% of the balance may become uncollectible and the potential loss is not material to the Company's financial condition.

NOTE 13 - REINSURANCE
---------------------

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. These reinsured risks are treated in the financial statements as risks for which the Company is not liable. Accordingly, policy liabilities and accruals, including incurred but not reported claims, are reported in the financial statements net of reinsurance assumed and ceded. A contingent liability exists with respect to the amount of such reinsurance in the event that the reinsuring companies are unable to meet their obligations. Reinsurance of risk does not discharge the primary liability of the Company, the Company remains contingently liable with respect to any reinsurance ceded, and this contingency would become an actual liability in the event that the assuming company becomes unable to meet its obligation under the reinsurance treaty.

The Company conducts reinsurance business with Acacia Life, Ameritas New York, and other non-affiliated companies. No policies issued by the Company have been reinsured with a foreign company, which is controlled either directly or indirectly, by a party not primarily engaged in the business of insurance.

The Company has not entered into any reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits. The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued through December 31, 2011, 2010 and 2009 would result in a payment to the reinsurer of amounts which, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premiums collected under the reinsured policies.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 13 - REINSURANCE, (continued)
----------------------------------

Following is a summary of the transactions through reinsurance operations:

                                                                                             Years Ended December 31
                                                                                --------------------------------------------------
                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Premium Income:
  Assumed (related party $177, $242 and $102 in 2011, 2010 and 2009)            $    56,518      $    56,915      $    55,213
  Ceded (related party $2,362, $1,833 and $2,092 in 2011, 2010 and
   2009)                                                                             27,075           27,535           26,096
Benefits To Policyholders:
  Assumed                                                                            54,129           56,353           56,379
  Ceded (related party $2,096, $2,093 and $1,889 in 2011, 2010 and
   2009)                                                                             28,271           27,075           30,211
Reserves for life, accident and health policies:
  Assumed (related party $52 and $43 in 2011 and 2010)                                  334              364              N/A
  Ceded (related party $1,098 and $1,096 in 2011 and 2010)                           70,799           68,733              N/A
----------------------------------------------------------------------------------------------------------------------------------

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES
----------------------------------------------------------------

The change in the liability for unpaid accident and health claims and claim adjustment expenses which is reported in "Reserves for unpaid claims" in the Balance Sheets - Statutory Basis is summarized as follows:

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------

Balance at January 1                                                            $    31,487      $    37,643      $    34,033
Less reinsurance reserves                                                            (8,437)          (9,495)          (7,803)
----------------------------------------------------------------------------------------------------------------------------------
Net balance at January 1                                                             23,050           28,148           26,230
----------------------------------------------------------------------------------------------------------------------------------

Incurred related to:
  Current year                                                                      391,153          388,356          395,151
  Prior year                                                                         (2,121)          (4,400)          (3,284)
----------------------------------------------------------------------------------------------------------------------------------
    Total incurred                                                                  389,032          383,956          391,867
----------------------------------------------------------------------------------------------------------------------------------

Paid related to:
  Current year                                                                      366,129          365,306          367,003
  Prior year                                                                         20,929           23,748           22,946
----------------------------------------------------------------------------------------------------------------------------------
    Total paid                                                                      387,058          389,054          389,949
----------------------------------------------------------------------------------------------------------------------------------

Net balance at December 31                                                           25,024           23,050           28,148
Plus reinsurance reserves                                                             8,695            8,437            9,495
----------------------------------------------------------------------------------------------------------------------------------
Total reserve for unpaid claims                                                 $    33,719      $    31,487      $    37,643
==================================================================================================================================

As a result of favorable settlement of prior years' estimated claims, the provision for claims and claim adjustment expenses decreased by $2,121, $4,400 and $3,284 for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company paid assumed reinsurance claims of $53,856, $57,223 and $54,644 and incurred assumed reinsurance claims of $54,114, $56,128 and $56,336 for the years ended December 31, 2011, 2010 and 2009, respectively.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 14 - CHANGES IN UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES, (continued)
-----------------------------------------------------------------------------

The Company paid ceded reinsurance claims of $150, $429 and $530, and incurred ceded reinsurance claims of $104, $405 and $531 for the years ended December 31, 2011, 2010 and 2009, respectively.

NOTE 15 - RESERVES FOR LIFE, ACCIDENT AND HEALTH POLICIES
---------------------------------------------------------

The Company waives deduction of deferred fractional premiums due upon death of the insured and returns any portion of the final premium beyond the date of death on traditional business. Surrender values are not provided in excess of legally computed reserves.

Additional premiums are charged for policies issued on substandard lives according to underwriting classification. Reserves for substandard policies are included in the policy reserve.

As of December 31, 2011 and 2010, respectively, the Company had $2,278,559 and $2,235,878 of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Department. Reserves to cover the above insurance totaled $16,551 and $16,406 at December 31, 2011 and 2010, respectively.

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTICS
---------------

Withdrawal characteristics of annuity reserves and deposit-type funds at December 31 are as follows:

                                                                                           2011
                                                      --------------------------------------------------------------------------
                                                                        Separate      Separate
                                                         General      Account with     Account                         % of
                                                         Account       Guarantees   Nonguaranteed      Total          Total
--------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
 With fair value adjustment                            $     779,283 $            - $            - $      779,283          17.8%
 At book value less current surrender
   charge of 5% or more                                       27,943              -              -         27,943           0.6%
 At fair value                                                     -              -      3,081,046      3,081,046          70.4%
--------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                       807,226              -      3,081,046      3,888,272          88.8%
 At book value without adjustment
   (minimal or no charge)                                    311,277              -              -        311,277           7.1%
Not subject to discretionary withdrawal                      179,070              -            233        179,303           4.1%
--------------------------------------------------------------------------------------------------------------------------------
Total gross                                                1,297,573              -      3,081,279      4,378,852         100.0%
Reinsurance ceded                                                246              -              -            246
-----------------------------------------------------------------------------------------------------------------
Total Net                                             $    1,297,327 $            - $    3,081,279 $    4,378,606
=================================================================================================================

                                       48

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 16 - ANALYSIS OF ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS BY WITHDRAWAL
---------------------------------------------------------------------------
CHARACTERISTICS, (continued)
----------------------------
                                                                                           2010
                                                      --------------------------------------------------------------------------
                                                                        Separate      Separate
                                                         General      Account with     Account                         % of
                                                         Account       Guarantees   Nonguaranteed      Total          Total
--------------------------------------------------------------------------------------------------------------------------------
Subject to discretionary withdrawal:
 With fair value adjustment                           $      777,500 $            - $            - $      777,500          17.9%
 At book value less current surrender
   charge of 5% or more                                       32,060              -              -         32,060           0.8%
 At fair value                                                     -              -      3,090,125      3,090,125          71.3%
--------------------------------------------------------------------------------------------------------------------------------
Total with adjustment or at fair value                       809,560              -      3,090,125      3,899,685          90.0%
 At book value without adjustment
   (minimal or no charge)                                    378,306              -              -        378,306           8.7%
Not subject to discretionary withdrawal                       57,572              -            269         57,841           1.3%
--------------------------------------------------------------------------------------------------------------------------------
Total gross                                                1,245,438              -      3,090,394      4,335,832         100.0%
Reinsurance ceded                                                692              -              -            692
-----------------------------------------------------------------------------------------------------------------
Total Net                                             $    1,244,746 $            - $    3,090,394 $    4,335,140
=================================================================================================================

The following information is obtained from the applicable Exhibit in the Company's December 31 Annual Statement and related Separate Accounts Annual Statements, both of which are filed with the Department, and is provided to reconcile annuity reserves and deposit-type funds to amounts reported in the Balance Sheets - Statutory Basis as of December 31:

                                                                                            2011             2010
---------------------------------------------------------------------------------------------------------------------------
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)                                              $   1,081,687    $   1,036,040
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)                9,658           10,204
Exhibit 7, Deposit-Type Contracts, Line 14, Column 1                                         205,982          198,502
---------------------------------------------------------------------------------------------------------------------------
                                                                                           1,297,327        1,244,746
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2                                                          3,081,279        3,090,394
---------------------------------------------------------------------------------------------------------------------------
Total                                                                                  $   4,378,606    $   4,335,140
===========================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 17 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED
---------------------------------------------------------------------

Deferred and uncollected life insurance premiums and annuity considerations as of December 31 are as follows:

                                                                                       2011                  2010
                                                                              ---------------------------------------------
                    Type                                                                   Net of                Net of
                                                                              Gross        Loading    Gross      Loading
---------------------------------------------------------------------------------------------------------------------------
Ordinary new business                                                        $  2,960     $  1,143   $    163   $    163
Ordinary renewal                                                                1,032          701        885        550
---------------------------------------------------------------------------------------------------------------------------
Totals                                                                       $  3,992     $  1,844   $  1,048   $    713
===========================================================================================================================

NOTE 18 - SEPARATE ACCOUNTS
---------------------------

Separate accounts held by the Company offer no investment experience guarantees and relate to individual variable life and annuity policies and group annuity contracts of a nonguaranteed return nature, as approved by the state of domicile pursuant to the Company's certificate of authority. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The assets and liabilities of the account are legally separated or insulated from other Company assets and liabilities. The assets of the separate account are carried at fair value.

Variable life and annuities provide an incidental death benefit of the greater of account value or premium paid. The Company offers a policy with a step up minimum guaranteed death benefit option and a guaranteed lifetime withdrawal benefit. The minimum guaranteed death benefit reserve and the guaranteed lifetime withdrawal benefit reserve is held in the "Reserves for life, accident and health policies" line of the Balance Sheets - Statutory Basis.

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2011, the Company reported assets and liabilities from variable universal life, variable annuities, and group annuities product lines in a separate account.

In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated from the general account.

As of December 31, 2011 and 2010 the Company's Separate Account Statement included legally insulated assets of $3,672,752 and $3,735,517, respectively. The assets legally insulated from the general account as of December 31, 2011 are attributed to the following products/transactions:

                                                   Separate Account
          Product/               Legally              Assets (Not
        Transaction          Insulated Assets     Legally Insulated)
  ------------------------  ------------------  ---------------------
  Variable Universal Life,
    Variable Annuity and
        Group Annuity        $     3,672,752      $               -

The Company does not engage in securities lending transactions within the separate account.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 18 - SEPARATE ACCOUNTS, (continued)
----------------------------------------

Information regarding the nonguaranteed separate accounts of the Company is as follows:

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
For the years ended December 31:
   Premiums, considerations or deposits                                         $   539,525      $   496,774      $   548,301
----------------------------------------------------------------------------------------------------------------------------------
At December 31:
Reserves by valuation basis
   For accounts with assets at:
   Fair value                                                                   $ 3,603,150      $ 3,663,857
---------------------------------------------------------------------------------------------------------------

Reserves subject to discretionary withdrawal:
   At fair value                                                                $ 3,602,917      $ 3,663,587
   Not subject to discretionary withdrawal                                              233              270
---------------------------------------------------------------------------------------------------------------
Total included in "Separate account liabilities" in the                         $ 3,603,150      $ 3,663,857
  Balance Sheets - Statutory Basis
===============================================================================================================

Following is a reconciliation of net transfers to (from) separate accounts at
December 31:
                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Transfers as reported in the Statements of Income and Changes in Surplus of the Separate Accounts Statement:
    Transfers to the separate accounts                                          $   539,525      $   496,774      $   548,301
    Transfers from the separate accounts                                           (508,295)        (461,064)        (422,190)
----------------------------------------------------------------------------------------------------------------------------------
Net transfers to the separate accounts                                               31,230           35,710          126,111
Reconciling adjustments:
    Other                                                                                 3               (2)               2
----------------------------------------------------------------------------------------------------------------------------------
Net transfers to separate accounts in the Summary of Operations and Changes in Capital and Surplus -Statutory Basis of the
  Company                                                                       $    31,233      $    35,708      $   126,113
==================================================================================================================================

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 19 - RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET
------------------------------------------------------------------------
INCOME AND EQUITY
-----------------

A reconciliation of net income and capital and surplus of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP is as follows:

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Statutory net income as reported                                                $    26,187      $    77,950      $    49,926
Insurance reserves                                                                  (25,160)          (6,328)         (15,349)
Deferred policy acquisition costs                                                     6,827           15,844             (915)
Deferred income taxes and other tax reclassifications                                20,159           (5,204)         (11,918)
Statutory investment reserves                                                           975            2,151            4,858
Goodwill amortization                                                                 1,079            1,079            1,079
Income related to investments                                                       (13,881)            (131)          17,238
Earnings of subsidiaries                                                             51,271           64,169           66,184
Other                                                                                 4,067              440            2,449
----------------------------------------------------------------------------------------------------------------------------------
GAAP net income                                                                 $    71,524      $   149,970      $   113,552
==================================================================================================================================

                                                                                      2011             2010             2009
----------------------------------------------------------------------------------------------------------------------------------
Statutory surplus as reported                                                   $ 1,349,148      $ 1,330,877      $ 1,248,996
Insurance reserves                                                                 (109,832)         (91,449)         (85,722)
Deferred policy acquisition costs                                                   250,183          246,428          236,134
Deferred income taxes                                                              (109,723)        (103,769)         (90,372)
Valuation of investments                                                            123,016           92,245           58,351
Statutory investment reserves                                                        56,526           52,883           28,506
Goodwill                                                                             13,113            4,063            2,984
Subsidiary equity                                                                   799,124          729,596          562,168
Statutory non-admitted assets                                                        86,298           65,519           72,630
Post retirement and pension benefit obligations                                       3,846            2,253              294
Other                                                                                (6,360)          (4,348)          (2,264)
----------------------------------------------------------------------------------------------------------------------------------
GAAP equity                                                                     $ 2,455,339      $ 2,324,298      $ 2,031,705
==================================================================================================================================

NOTE 20 - CORRECTION OF ERRORS AND RECONCILIATION TO ANNUAL STATEMENT
---------------------------------------------------------------------

The accompanying statutory basis financial statements for December 31, 2009 differ from amounts reported in the Company's Annual Statement statutory filing with the Department. Subsequent to filing the annual statement, the Company's management determined that there was an error in the calculation of the VA CARVM reserves on variable annuity products of $15,132.

AMERITAS LIFE INSURANCE CORP.

Notes to Financial Statements - Statutory Basis
(in thousands)
--------------------------------------------------------------------------------

NOTE 20 - CORRECTION OF ERRORS AND RECONCILIATION TO ANNUAL STATEMENT,
----------------------------------------------------------------------
(continued)
-----------

As a result of the error, the following table provides a summary and the reconciliation between the annual statement statutory filing and the accompanying 2009 statutory basis financial statements:

                                                                                     Annual       Correction of     Financial
                                                                                    Statement        an Error        Statement
----------------------------------------------------------------------------------------------------------------------------------
December 31, 2009
  Federal income taxes recoverable - affiliates                                 $    24,154      $      (686)     $    23,468
  Net deferred tax asset                                                             25,954           (1,446)          24,508
    Total admitted assets                                                         6,531,587           (2,132)       6,529,455
Reserves for life, accident and health policies                                   1,743,510          (15,132)       1,728,378
    Total liabilities                                                             5,295,591          (15,132)       5,280,459
Special surplus funds - additional deferred tax asset                                 9,779             (964)           8,815
Unassigned surplus                                                                  766,279           13,964          780,243
    Total capital and surplus                                                     1,235,996           13,000        1,248,996
----------------------------------------------------------------------------------------------------------------------------------
For the year ended December 31, 2009
  Change in reserves for life, accident and health policies                     $    42,642      $   (15,132)  $       27,510
  Federal income tax expense                                                          9,530              686           10,216
    Net income                                                                       35,460           14,446           49,926
Special surplus funds - additional deferred tax asset                                 9,779             (964)           8,815
Change in net deferred income taxes                                                  (9,134)          (4,611)         (13,745)
Change in non-admitted assets                                                        18,548            4,129           22,677
    Total capital and surplus                                                     1,235,996           13,000        1,248,996
----------------------------------------------------------------------------------------------------------------------------------

NOTE 21 - SUBSEQUENT EVENT
--------------------------

The Company has evaluated events subsequent to December 31, 2011 and through March 30, 2012, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.